UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2021

Date of reporting period: October 31, 2021

Item 1.      Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.
Global X MSCI China Energy ETF (ticker: CHIE)
Global X MSCI China Materials ETF (ticker: CHIM)
Global X MSCI China Industrials ETF (ticker: CHII)
Global X MSCI China Consumer Discretionary ETF (ticker: CHIQ)
Global X MSCI China Consumer Staples ETF (ticker: CHIS)
Global X MSCI China Health Care ETF (ticker: CHIH)
Global X MSCI China Financials ETF (ticker: CHIX)
Global X MSCI China Information Technology ETF (ticker: CHIK)
Global X MSCI China Communication Services ETF (ticker: CHIC)
Global X MSCI China Utilities ETF (ticker: CHIU)
Global X MSCI China Real Estate ETF (ticker: CHIR)
Global X MSCI Greece ETF (ticker: GREK)
Global X DAX Germany ETF (ticker: DAX)
Global X MSCI Portugal ETF (ticker: PGAL)
Global X MSCI Colombia ETF (ticker: GXG)
Global X MSCI Argentina ETF (ticker: ARGT)
Global X MSCI Pakistan ETF (ticker: PAK)
Global X MSCI Nigeria ETF (ticker: NGE)
Global X MSCI Next Emerging & Frontier ETF (ticker: EMFM)
Global X MSCI Norway ETF (ticker: NORW)(formerly known as Global X FTSE Nordic Region ETF)
Global X FTSE Southeast Asia ETF (ticker: ASEA)

Annual Report
October 31, 2021
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Management Discussion of Fund Performance	1
Schedules of Investments
Global X MSCI China Energy ETF	64
Global X MSCI China Materials ETF	66
Global X MSCI China Industrials ETF	70
Global X MSCI China Consumer Discretionary ETF	74
Global X MSCI China Consumer Staples ETF	79
Global X MSCI China Health Care ETF	82
Global X MSCI China Financials ETF	86
Global X MSCI China Information Technology ETF	91
Global X MSCI China Communication Services ETF	97
Global X MSCI China Utilities ETF	100
Global X MSCI China Real Estate ETF	102
Global X MSCI Greece ETF	105
Global X DAX Germany ETF	108
Global X MSCI Portugal ETF	112
Global X MSCI Colombia ETF	116
Global X MSCI Argentina ETF	119
Global X MSCI Pakistan ETF	123
Global X MSCI Nigeria ETF	126
Global X MSCI Next Emerging & Frontier ETF	129
Global X MSCI Norway ETF	145
Global X FTSE Southeast Asia ETF	150
Statements of Assets and Liabilities	154
Statements of Operations	160
Statements of Changes in Net Assets	166
Financial Highlights	177
Notes to Financial Statements	191
Report of Independent Registered Public Accounting Firm	221
Disclosure of Fund Expenses	223
Liquidity Risk Management Program	227
Supplemental Information	228
Trustees and Officers of the Trust	229
Notice to Shareholders	232

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year  as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Energy ETF

Global X MSCI China Energy ETF
The Global X MSCI China Energy ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Energy IMI Plus 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to capture the large, mid-capitalization, and small-capitalization segments of securities included in the MSCI China IMI Index that are classified in the Energy Sector, as per the Global Industry Classification Standard. The Underlying Index incorporates all eligible securities as per MSCI’s Global Investable Market Index Methodology, including China A, B, and H shares, as well as Red chips, P chips, and foreign listings (e.g., American Depository Receipts). To ensure a minimum number of issuers in the Underlying Index, the Underlying Index may also include securities classified in the Energy sector from developed countries in the Asia Pacific region with exposure to China, as defined by the MSCI Economic Exposure Data methodology. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each issuer in the Underlying Index is capped at 10% and the cumulative weight of all issuers with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 57.88%, while the Underlying Index increased 60.43%. The Fund had a net asset value of $7.79 per share on October 31, 2020 and ended the reporting period with a net asset value of $11.93 per share on October 31, 2021.
During the reporting period, the highest returns derived from Yanzhou Coal Mining Co. Ltd. Class A and Guanghui Energy Co., Ltd. Class A, which returned 177.74% and 140.31%, respectively. The worst performers included Perennial Energy Holdings Ltd. and Wison Engineering Services Co., Ltd. which returned -87.81% and -36.56%, respectively.
China faced a power crunch in the third quarter of 2021, mainly attributed to a coal shortage, which considerably impacted the power-intensive sector. While this had a negative impact on China’s economic growth, it appeared to boost certain energy stocks. The power crunch during the reporting period dented the strategy of the National Development and Reform Commission, China’s prime planning agency, which proposed to make China carbon-neutral by 2060. With the ongoing trade dispute with Australia, the second-largest exporter of coal, imports took a massive hit, even before considering the ongoing dearth of domestic natural gas. The vacuum left by the unofficial ban on Australian coal contributed to a rally in domestic Chinese coal equities for a part of the third quarter of 2021.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Energy ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Energy ETF	57.88%	55.99%	4.59%	4.64%	6.28%	6.54%	1.51%	1.84%
Hybrid Solactive China Energy Total Return Index/ MSCI China Energy IMI Plus 10/50 Index**	60.43%	60.43%	5.86%	5.86%	7.39%	7.39%	2.42%	2.42%
MSCI Emerging Markets Index	16.96%	16.96%	12.30%	12.30%	9.39%	9.39%	4.88%	4.88%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 15, 2009.
** Reflects performance of Solactive China Energy Total Return Index through December 5, 2018 and MSCI China Energy IMI Plus 10/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Energy ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Materials ETF

Global X MSCI China Materials ETF
The Global X MSCI China Materials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Materials 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to capture the large and mid-capitalization segments of securities included in the MSCI China Index that are classified in the Materials Sector, as per the Global Industry Classification Standard. The Underlying Index incorporates all eligible securities, as per MSCI’s Global Investable Market Index Methodology, including China A, B, and H shares, as well as Red chips, P chips, and foreign listings (e.g., American Depository Receipts). Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 41.80%, while the Underlying Index increased 42.95%. The Fund had a net asset value of $18.18 per share on October 31, 2020 and ended the reporting period with a net asset value of $25.22 per share on October 31, 2021.
During the reporting period, the highest returns derived from China Northern Rare Earth (Group) High-Tech Co., Ltd. Class A and Guangzhou Tinci Materials Technology Co., Ltd, which returned 427.92% and 234.91%, respectively. The worst performers included Jiangsu Shagang Co., Ltd. Class A and Zhaojin Mining Industry Co., Ltd. Class H, which returned -49.29% and -43.78%, respectively.
Returns in the Materials sector remained positive during the reporting period, partly due to rising commodity prices as well as government infrastructure projects that began in 2020 in response to the economic shock of the COVID-19 pandemic. After receiving a hard hit from the impact of the COVID-19 pandemic, China’s Materials sector grew steadily in 2021. However, growth slowed toward the end of the reporting period due to raw material and labor shortages, while China’s commodity prices slipped as a result of the ongoing energy crisis. A slowdown in the property sector could have a negative spillover effect on holdings in the Fund, many of which supply materials for home construction.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Materials ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Materials ETF	41.80%	40.62%	21.29%	21.50%	16.79%	16.57%	5.36%	5.50%
Hybrid Solactive China Materials Total Return Index/ MSCI China Materials 10/50 Index**	42.95%	42.95%	22.35%	22.35%	15.57%	15.57%	5.48%	5.48%
MSCI Emerging Markets Index	16.96%	16.96%	12.30%	12.30%	9.39%	9.39%	4.88%	4.88%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on January 12, 2010.
** Reflects performance of Solactive China Materials Total Return Index through December 5, 2018 and MSCI China Materials 10/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Materials ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Industrials ETF

Global X MSCI China Industrials ETF
The Global X MSCI China Industrials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Industrials 10/50 Index (“Underlying Index”). The  Fund  is  passively  managed,  which  means  the  investment  adviser does  not  attempt  to  take  defensive  positions  in   declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to capture the large and mid-capitalization segments of securities included in the MSCI China Index that are classified in the Industrials Sector, as per the Global Industry Classification Standard. The Underlying Index incorporates all eligible securities as per MSCI’s Global Investable Market Index Methodology, including China A, B, and H shares, as well as Red chips, P chips, and foreign listings (e.g., American Depository Receipts). Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 26.08%, while the Underlying Index increased 27.24%. The Fund had a net asset value of $13.43 per share on October 31, 2020 and ended the reporting period with a net asset value of $16.62 per share on October 31, 2021.
During the reporting period, the highest returns derived from Sungrow Power Supply Co., Ltd. Class A and TBEA Co Ltd. Class A, which returned 251.75% and 251.06%, respectively. The worst performers included Hebei Construction Group Co. Ltd. Class H and Sinotruk Hong Kong Ltd, which returned -85.37% and -42.01%, respectively.
Compounding headwinds in the latter half of 2021 neglected to reverse the gains the Fund made on the back of a robust recovery in the first half of the year. The Industrials sector saw slow growth in 2021, attributable to the ongoing energy crisis, environmental curbs, property sector reforms, high raw material prices, and COVID-19 outbreaks. The slowdown in output growth was more notable in the general equipment, machinery, communication, and chemical production industries.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Industrials ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Industrials ETF	26.08%	27.69%	9.39%	10.99%	8.03%	8.33%	5.64%	5.89%
Hybrid Solactive China Industrials Total Return Index/ MSCI China Industrials 10/50 Index**	27.24%	27.24%	10.64%	10.64%	7.32%	7.32%	6.19%	6.19%
MSCI Emerging Markets Index	16.96%	16.96%	12.30%	12.30%	9.39%	9.39%	4.88%	4.88%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 30, 2009.
** Reflects performance of Solactive China Industrials Total Return Index through December 5, 2018 and MSCI China Industrials 10/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Industrials ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Discretionary ETF

Global X MSCI China Consumer Discretionary ETF
The Global X MSCI China Consumer Discretionary ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Consumer Discretionary 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to capture the large and mid-capitalization segments of securities included in the MSCI China Index that are classified in the Consumer Discretionary Sector, as per the Global Industry Classification Standard. The Underlying Index incorporates all eligible securities, as per MSCI’s Global Investable Market Index Methodology, including China A, B, and H shares, as well as Red chips, P chips, and foreign listings (e.g., American Depository Receipts). Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 1.73%, while the Underlying Index increased 1.86%. The Fund had a net asset value of $29.45 per share on October 31, 2020 and ended the reporting period with a net asset value of $29.94 per share on October 31, 2021.
During the reporting period, the highest returns derived from Great Wall Motor Co., Ltd. Class H and Great Wall Motor Co., Ltd. Class A, which returned 186.79% and 154.42%, respectively. The worst performers included Gaotu Techedu Inc. Sponsored ADR Class A and TAL Education Group Sponsored ADR Class A, which returned -95.57% and        -93.85%, respectively.
The Fund remained largely neutral during the reporting period because its consumer internet and education sections suffered from the effects of strict regulatory moves. In particular, unprecedented regulation on after-school tutoring companies resulted in significantly negative performance for certain education equities in the Fund. Meanwhile, anti-monopoly investigations into consumer internet giants, such as Meituan, created downward pressure on the Fund, as well. With China still reeling from the impact of the COVID-19 pandemic and the Chinese government aiming to boost vaccinations during the latter half of 2021, the Consumer Discretionary sector could see some recovery despite recent volatility.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Discretionary ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Consumer Discretionary ETF	1.73%	0.40%	31.87%	31.39%	21.57%	21.39%	8.59%	8.79%
Hybrid Solactive China Consumer Total Return Index/MSCI China Consumer Discretionary 10/50 Index**	1.86%	1.86%	32.51%	32.51%	22.24%	22.24%	9.22%	9.22%
MSCI Emerging Markets Index	16.96%	16.96%	12.30%	12.30%	9.39%	9.39%	4.88%	4.88%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 30, 2009.
** Reflects performance of Solactive China Total Return Index through December 5, 2018 and MSCI China Consumer Discretionary 10/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Discretionary ETF

returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices  above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Staples ETF

Global X MSCI China Consumer Staples ETF
The Global X MSCI China Consumer Staples ETF (“Fund”) seeks to provide investment results that generally correspond to the price and yield performance, before fees and expenses, of the MSCI China Consumer Staples 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to capture the large and mid-capitalization segments of securities included in the MSCI China Index that are classified in the Consumer Staples Sector, as per the Global Industry Classification Standard. The Underlying Index incorporates all eligible securities, as per MSCI’s Global Investable Market Index Methodology, including China A, B, and H shares, as well as Red chips, P chips, and foreign listings (e.g., American Depository Receipts). Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 1.97%, while the Underlying Index increased 2.79%. The Fund had a net asset value of $29.04 per share on October 31, 2020 and ended the reporting period with a net asset value of $29.38 per share on October 31, 2021.
During the reporting period, the highest returns derived from Jiugui Liquor Co., Ltd. Class A and Sichuan Swellfun Co., Ltd. Class A, which returned 107.94% and 101.88%, respectively. The worst performers included RLX Technology, Inc. Sponsored ADR Class A and Yihai International Holding Ltd., which returned ‑80.67% and -55.34%, respectively.
The Fund delivered neutral returns during the reporting period, as China’s initially robust economic recovery took a downturn. China — the world’s largest consumer market by population — saw a rebound in the Consumer Staples sector since the COVID-19 outbreak last year, after most Chinese consumers boycotted international brands in favor of local products. China’s Ministry of Commerce announced that certain cities – including Shanghai, Beijing, Guangzhou, Tianjin, and Chongqing – would be transformed into superior consumption hubs, focusing on high-quality import goods, nurturing domestic brands and consumption, as well as enhancing regional consumption.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Staples ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Consumer Staples ETF	1.97%	0.96%	28.23%	27.98%
MSCI China Consumer Staples 10/50 Index	2.79%	2.79%	29.00%	29.00%
MSCI Emerging Markets Index	16.96%	16.96%	11.70%	11.70%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Staples ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Health Care ETF

Global X MSCI China Health Care ETF
The Global X MSCI China Health Care ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Health Care 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to capture the large and mid-capitalization segments of securities included in the MSCI China Index that are classified in the Health Care Sector, as per the Global Industry Classification Standard. The Underlying Index incorporates all eligible securities as per MSCI’s Global Investable Market Index Methodology, including China A, B, and H shares, as well as Red chips, P chips, and foreign listings (e.g., American Depository Receipts). Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 4.84%, while the Underlying Index increased 5.52%. The Fund had a net asset value of $23.68 per share on October 31, 2020 and ended the reporting period with a net asset value of $24.81 per share on October 31, 2021.
During the reporting period, the highest returns came from Genscript Biotech Corporation and Topchoice Medical Corp. Class A, which returned 220.69% and 92.61%, respectively. The worst performers included Ping An Healthcare and Technology Company Limited and Autobio Diagnostics Co., Ltd. Class A, which returned -62.27% and -56.95%, respectively.
The COVID-19 pandemic served as a catalyst for health care innovation in China during the reporting period, including the increased adoption of telemedicine, an effect that likely boosted performance of the Fund in the third quarter of 2021. Since the beginning of the COVID-19 pandemic, China made plans to improve its health care framework, with the “Healthy China” strategy, which launched in 2021. This strategy, expected to be implemented in China’s 14th five-year plan, aims to increase the accessibility and affordability of health care services. With public reforms, such as “Healthy China 2030”, China aims to boost its public health care system. Additionally, it seeks to bolster its “Internet Healthcare” initiative, intended to provide medical care to people residing in isolated areas through remote consultation. These initiatives could create opportunities for Chinese Health Care equities.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Health Care ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Health Care ETF	4.84%	3.76%	19.32%	19.14%
MSCI China Healh Care 10/50 Index	5.52%	5.52%	20.17%	20.17%
MSCI Emerging Markets Index	16.96%	16.96%	11.71%	11.71%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Health Care ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Financials ETF

Global X MSCI China Financials ETF
The Global X MSCI China Financials ETF (“Fund”) seeks to provide investment results that generally correspond to the price and yield performance, before fees and expenses, of the MSCI China Financials 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to capture the large and mid-capitalization segments of securities included in the MSCI China Index that are classified in the Financials Sector, as per the Global Industry Classification Standard. The Underlying Index incorporates all eligible securities, as per MSCI’s Global Investable Market Index Methodology, including China A, B, and H shares, as well as Red chips, P chips, and foreign listings (e.g., American Depository Receipts). Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 4.65%, while the Underlying Index increased 4.78%. The Fund had a net asset value of $14.25 per share on October 31, 2020 and ended the reporting period with a net asset value of $14.42 per share on October 31, 2021.
During the reporting period, the highest returns derived from East Money Information Co., Ltd Class A and China Merchants Bank Co., Ltd. Class H, which returned 77.08% and 66.02%, respectively. The worst performers included UP Fintech Holding Ltd. Sponsored ADR Class A and Lufax Holding Limited Sponsored ADR Class A, which returned -70.86% and -64.65%, respectively.
China’s Financials sector anticipated long-term strong growth during the reporting period on positive reforms to correlate with the beginning of the 14th five-year plan period. However, that did not materialize into positive returns for the Fund in the third quarter of 2021, likely due to concerns that financial difficulty experienced by Huarong Asset Management Co. (“Huarong”), a government-owned distressed debt manager, could create systemic risk in the Chinese Financials sector. The sector received negative attention as Huarong inched towards crisis. Competition in the sector could heat up as major Western financial institutions increasingly gain access to the market.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Financials ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Financials ETF	4.65%	3.56%	1.88%	1.89%	4.16%	4.16%	5.47%	5.65%
Hybrid Solactive China Financials Total Return Index/MSCI China Financials 10/50 Index**	4.78%	4.78%	2.51%	2.51%	4.87%	4.87%	6.17%	6.17%
MSCI Emerging Markets Index	16.96%	16.96%	12.30%	12.30%	9.39%	9.39%	4.88%	4.88%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 10, 2009.
** Reflects performance of Solactive China Financials Total Return Index through December 5, 2018 and MSCI China Financials 10/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Financials ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Information Technology ETF

Global X MSCI China Information Technology ETF
The Global X MSCI China Information Technology ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Information Technology 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to capture the large and mid-capitalization segments of securities included in the MSCI China Index that are classified in the Information Technology Sector, as per the Global Industry Classification Standard. The Underlying Index incorporates all eligible securities, as per MSCI’s Global Investable Market Index Methodology, including China A, B, and H shares, as well as Red chips, P chips, and foreign listings (e.g., American Depository Receipts). Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 5.58%, while the Underlying Index increased 7.45%. The Fund had a net asset value of $27.78 per share on October 31, 2020 and ended the reporting period with a net asset value of $29.07 per share on October 31, 2021.
During the reporting period, the highest returns came from Hangzhou Silan Microelectronics Co., Ltd. Class A and JA Solar Technology Co., Ltd. Class A, which returned 327.75% and 185.76%, respectively. The worst performers included OneConnect Financial Technology Co Ltd Sponsored ADR and VNET Group, Inc. Sponsored ADR, which returned -80.52% and -56.97%, respectively.
The Fund performed positively during the reporting period despite aggressive regulatory moves from the Chinese government because the Fund focuses less on consumer internet companies, which were targeted by recent regulations, and more on hardware and software companies. China’s 14th five-year plan (2021-2025) prioritizes information technology growth and innovation as its prime undertaking and intends to make China the world’s leading innovator by 2035. China plans to spend heavily on research and development through 2025. Although concerns are mounting over regulatory moves against Chinese consumer internet companies, investors seek refuge in areas supported by policy, including technology hardware, such as semiconductors.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Information Technology ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Information Technology ETF	5.58%	3.78%	26.81%	26.30%
MSCI China Information Technology 10/50 Index	7.45%	7.45%	28.05%	28.05%
MSCI Emerging Markets Index	16.96%	16.96%	11.70%	11.70%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Information Technology ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Communication Services ETF

Global X MSCI China Communication Services ETF
The Global X MSCI China Communication Services ETF (“Fund”) seeks to provide investment results that generally correspond to the price and yield performance, before fees and expenses, of the MSCI China Communication Services 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to capture the large- and mid-capitalization segments of securities included in the MSCI China Index that are classified in the Communication Services Sector, as per the Global Industry Classification Standard. The Underlying Index incorporates all eligible securities as per MSCI’s Global Investable Market Index Methodology, including China A, B, and H shares, as well as Red chips, P chips, and foreign listings (e.g., American Depository Receipts). Additionally, the Underlying Index utilizes a 10/50 concentration constraint, whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund decreased 20.27%, while the Underlying Index decreased 20.32%. The Fund had a net asset value of $26.13 per share on October 31, 2020 and ended the reporting period with a net asset value of $20.56 per share on October 31, 2021.
During the reporting period, the highest returns derived from Bilibili, Inc. Sponsored ADR Class Z and Baidu Inc Sponsored ADR Class A, which returned 64.09% and 21.94%, respectively. The worst performers included DouYu International Holdings Ltd. Sponsored ADR and Kuaishou Technology Class B, which returned -67.72% and             -66.58%, respectively.
Concerns over the delisting of Chinese ADRs in the United States and Chinese regulatory scrutiny towards domestic technology companies acted as significant headwinds for the Fund and resulted in negative returns during the reporting period. However, the Fund does have potential tailwinds. Several reforms led to the liberalization of, and privatization in, the communications industry in China. With the advent of 5G technology, China hopes to become the frontrunner in 5G deployment and services. China is still the only country working toward a single-stack IPv6 Network; adoption is planned to be completed by 2025, with country-wide rollout by 2030.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Communication Services ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDEDOCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Communication Services ETF	-20.27%	-20.93%	-2.02%	-2.43%	-0.63%	-0.65%	4.19%	4.24%
Hybrid Solactive China Technology Index/NASDAX OMX China Technology Index/MSCI China Communication Services 10/50 Index **	-20.32%	-20.32%	-1.51%	-1.51%	0.09%	0.09%	4.97%	4.97%
MSCI Emerging Markets Index	16.96%	16.96%	12.30%	12.30%	9.39%	9.39%	4.88%	4.88%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 8, 2009.
** Reflects performance of Solactive China Technology Index through December 13, 2011, NASDAQ OMX China Technology Index through December 5, 2018 and the MSCI China Communication Services 10/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Communication Services ETF

reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Utilities ETF

Global X MSCI China Utilities ETF
The Global X MSCI China Utilities ETF (“Fund”) seeks to provide investment results that generally correspond to the price and yield performance, before fees and expenses, of the MSCI China Utilities 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to capture the large and mid-capitalization segments of securities included in the MSCI China Index that are classified in the Utilities Sector, as per the Global Industry Classification Standard. The Underlying Index incorporates all eligible securities, as per MSCI’s Global Investable Market Index Methodology, including China A, B, and H shares, as well as Red chips, P chips, and foreign listings (e.g., American Depository Receipts). Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 48.14%, while the Underlying Index increased 49.65%. The Fund had a net asset value of $13.70 per share on October 31, 2020 and ended the reporting period with a net asset value of $19.53 per share on October 31, 2021.
During the reporting period, the highest returns came from China Longyuan Power Group Corp. Ltd. Class H and China Power International Development Ltd, which returned 246.40% and 185.40%, respectively. The worst performers included Luenmei Quantum Co., Ltd. Class A and China Gas Holdings Limited, which returned -25.09% and -16.49%, respectively.
China’s power crunch disrupted the country’s economic recovery in the third quarter of 2021, but some companies in the Utilities sector benefited from the increased demand, explaining the positive returns during the reporting period. China currently faces a coal shortage, impacting industries relying heavily on power. China currently rations its coal supply and increased imports to keep up with its industrial demand, despite having healthy reserves of oil.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Utilities ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Utilities ETF	48.14%	46.47%	12.37%	12.12%
MSCI China Utilities 10/50 Index	49.65%	49.65%	13.33%	13.33%
MSCI Emerging Markets Index	16.96%	16.96%	11.71%	11.71%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Utilities ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Real Estate ETF

Global X MSCI China Real Estate ETF
The Global X MSCI China Real Estate ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Real Estate 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to capture the large and mid-capitalization segments of securities included in the MSCI China Index that are classified in the Real Estate Sector, as per the Global Industry Classification Standard. The Underlying Index incorporates all eligible securities, as per MSCI’s Global Investable Market Index Methodology, including China A, B, and H shares, as well as Red chips, P chips, and foreign listings (e.g., American Depository Receipts). Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund decreased 22.77%, while the Underlying Index decreased 22.24%. The Fund had a net asset value of $16.18 per share on October 31, 2020 and ended the reporting period with a net asset value of $11.90 per share on October 31, 2021.
During the reporting period, the highest returns derived from Wharf (Holdings) Ltd. and Seazen Holdings Co., Ltd. Class A, which returned 71.13% and 29.17%, respectively. The worst performers included China Evergrande Group and KE Holdings, Inc. Sponsored ADR Class A, which returned -84.72% and -73.88%, respectively.
The late 2020 introduction of the Three Red Lines policy, a regulation aimed at Chinese real estate developers, set a negative tone for the Real Estate sector that only deteriorated in the middle of 2021, which led to disappointing returns during the reporing period. China’s Real Estate sector faces pressure as the liquidity crisis of China Evergrande Group (“Evergrande”), a large Chinese developer, continues to unfold. Media reports comparing Evergrande to Lehman Brothers resulted in investor sentiment towards Chinese Real Estate equities to turn sharply negative. China’s government will likely continue to enforce its Three Red Lines policy to avoid losing credibility, even if it results in a painful adjustment.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Real Estate ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Real Estate ETF	-22.77%	-21.36%	-4.42%	-4.04%
MSCI China Real Estate 10/50 Index	-22.24%	-22.24%	-3.78%	-3.78%
MSCI Emerging Markets Index	16.96%	16.96%	11.70%	11.70%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Real Estate ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Greece ETF

Global X MSCI Greece ETF
The Global X MSCI Greece ETF (“Fund”) seeks to provide investment results that generally correspond to the price and yield performance, before fees and expenses, of the MSCI All Greece Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to represent the performance of the Broad Greece Equity Universe, as defined by MSCI, Inc., the provider of the Underlying Index, while including a minimum number of constituents. The Underlying Index includes securities that are classified in Greece according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Greece and carry out the majority of their operations in Greece. Further, the Underlying Index only includes securities with a minimum liquidity threshold of USD 25,000,000 average daily traded value, subject to 15 constituents being included in the Underlying Index. If not, securities are added in the decreasing order of average daily traded value until 15 securities are selected. The Underlying Index targets a minimum of 15 securities at construction.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 61.52%, while the Underlying Index increased 62.26%. The Fund had a net asset value of $17.68 per share on October 31, 2020 and ended the reporting period with a net asset value of $27.98 per share on October 31, 2021.
During the reporting period, the highest returns derived from Eurobank Ergasias Services & Holdings SA and National Bank of Greece SA, which returned 215.25% and 201.39%, respectively. The worst performers included Piraeus Financial Holdings SA and GasLog Partners LP, which returned -86.49% and -17.76%, respectively.
A positive macro environment made possible by a revival in tourism and increased stability in the Financials sector, to which the Fund has significant exposure, allowed for positive returns in the reporting period. The gradual lifting of curbs on domestic activity and international travel allowed consumption and tourism-related service exports to recover over the fiscal year. The relative success of Operation Blue Freedom, a vaccination campaign targeting tourist-heavy regions, paved the way for surging optimism and upward revisions in growth estimates by the European Commission. At the same time, the four largest banks in Greece, all included in the holdings of the Fund, made considerable progress towards cleaning up their balance sheets in the third quarter of 2021.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Greece ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDEDOCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Greece ETF	61.52%	59.99%	9.35%	9.35%	7.32%	7.54%	-3.40%	-3.38%
Hybrid MSCI All Greece Select 25/50 Index/ FTSE/ATHEX Custom Capped Index**	62.26%	62.26%	9.97%	9.97%	8.02%	8.02%	-2.57%	-2.57%
MSCI Emerging Markets Index	16.96%	16.96%	12.30%	12.30%	9.39%	9.39%	5.31%	5.31%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2011.
** Reflects performance of the FTSE/ATHEX Custom Capped Index through February 29, 2016 and MSCI All Greece Select 25/50 Index, thereafter. The inception of the MSCI All Greece Select 25/50 Index (“New Index”) was on December 23, 2015. Effective on or around March 1, 2016, the Fund began to track the New Index. The change was due to the planned migration to the New Index, potentially allowing for broader exposure to the local market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Greece ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X DAX Germany ETF

Global X DAX Germany ETF
The Global X DAX Germany ETF (“Fund”) seeks to provide investment results that generally correspond to the price and yield performance, before fees and expenses, of the DAX® Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index tracks the segment of the largest and most actively traded companies – known as blue chips – on the German equities market. It contains the shares of the 40 largest and most liquid companies admitted to the Frankfurt Stock Exchange in the Prime Standard segment. The Underlying Index represents about 80% of the free-float market capitalization authorized in Germany.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 34.06%, while the Underlying Index increased 34.87%. The Fund had a net asset value of $25.21 per share on October 31, 2020, and ended the reporting period with a net asset value of $32.86 per share on October 31, 2021.
During the reporting period, the highest returns derived from Daimler AG and Infineon Technologies AG, which returned 95.29% and 68.94%, respectively. The worst performers included Hello Fresh SE and Vitesco Technologies Group AG, which returned -20.14% and -19.58%, respectively.
Given that the Fund holds blue-chip German equities spread out over several sectors, performance during the reporting period reflected the broad economic trajectory of Germany, namely a smooth economic recovery dwindling due to headwinds in the third quarter of 2021. Economic activity in Germany picked up momentum in the second quarter of 2021, with all major indicators pointing to growth, but supply chain disruptions hampered this progress in the third quarter of 2021. Currently, supply bottlenecks for important commodities and raw materials, as well as microchips, contribute to decelerating economic activity. Meanwhile, COVID-19 vaccinations directly impacted business sentiment in Germany, with companies expressing greater satisfaction with their current business situation.

Management Discussion of Fund Performance (unaudited)
Global X DAX Germany ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X DAX Germany ETF*	34.06%	32.89%	11.28%	11.43%	8.57%	8.58%	6.14%	6.16%
DAX® Index	34.87%	34.87%	11.86%	11.86%	9.20%	9.20%	6.95%	6.95%
MSCI EAFE Index	34.18%	34.18%	11.54%	11.54%	9.79%	9.79%	6.73%	6.73%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on October 22, 2014. The financial statements include the financial information of the Predecessor Fund through December 21, 2018 (See Note 1 in Notes to Financial Statements).

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X DAX Germany ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above and on previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Portugal ETF

Global X MSCI Portugal ETF
The Global X MSCI Portugal ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Portugal Plus 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to represent the performance of the Broad Portugal Equity Universe, as defined by MSCI, Inc., the provider of the Underlying Index, while maintaining a minimum of 20 Securities and 18 issuers at all rebalances and applying the MSCI 25/50 Indexes methodology. The Underlying Index includes securities that are classified in Portugal according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Portugal and carry out the majority of their operations in Portugal.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 42.30%, while the Underlying Index increased 42.24%. The Fund had a net asset value of $8.50 per share on October 31, 2020 and ended the reporting period with a net asset value of $11.71 per share on October 31, 2021.
During the reporting period, the highest returns derived from CTT - Correios de Portugal SA and Ramada Investimentos e Industria SA, which returned 129.98% and 113.01%, respectively. The worst performers included Grupo Empresarial San Jose, SA and Fosun International Limited, which returned -18.65% and -17.07%, respectively.
The Fund’s heavy exposure to the Utilities sector, which tend to be less volatile and non-cyclical, softened the fallout from a COVID-19 surge and lockdown in early 2021, as well as preserved positive returns. Since March, containment measures progressively improved the COVID-19 pandemic situation and thus the Portuguese economy. The Central Bank of Portugal projects that the national output should reach pre-pandemic levels of economic activity at the end of 2021, mainly supported by expansionary economic policies and a successful COVID-19 vaccination program put in place over the last year.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Portugal ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Portugal ETF	42.30%	42.64%	6.06%	6.32%	7.85%	7.80%	0.29%	0.26%
Hybrid FTSE Portugal 20 Index/MSCI All Portugal Plus 25/50 Index**	42.24%	42.24%	6.04%	6.04%	7.85%	7.85%	0.37%	0.37%
MSCI EAFE Index	34.18%	34.18%	11.54%	11.54%	9.79%	9.79%	5.66%	5.66%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 12, 2013.
** Hybrid index performance reflects the performance of the FTSE Portugal 20 Index through December 5, 2016, and the MSCI All Portugal Plus 25/50 Index thereafter.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Portugal ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above and on previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Colombia ETF

Global X MSCI Colombia ETF
The Global X MSCI Colombia ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Colombia Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to represent the performance of the Broad Colombia Equity Universe, as defined by MSCI, Inc., the provider of the Underlying Index, while including constituents with minimum levels of liquidity and applying the MSCI 25/50 Indexes methodology. The Underlying Index includes securities that are classified in Colombia according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Colombia and carry out the majority of their operations in Colombia. Further, the Underlying Index only includes new securities with a minimum liquidity threshold of a 6-month Annualized Traded Value greater than or equal to USD 25,000,000 and a 6-month Frequency of Trading greater than or equal to 95%.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 35.98%, while the Underlying Index increased 36.68%. The Fund had a net asset value of $23.26 per share on October 31, 2020 and ended the reporting period with a net asset value of $30.76 per share on October 31, 2021.
During the reporting period, the highest returns derived from Tecnoglass Inc and Ecopetrol SA, which returned 546.04% and 64.92%, respectively. The worst performers included Enel Americas SA and Millicom International Cellular SA, which returned -11.55% and -11.39%, respectively.
Positive returns for the Fund during the reporting period partially stemmed from a fast recovery, which started at a low baseline, and a relief program for the Financials sector, to which the Fund has significant exposure. The COVID-19 pandemic significantly impacted Colombia, but prompt and decisive actions by the Colombian government to protect lives and livelihoods allowed economic activity to resume quickly. By June 2021, economic activity almost reached pre-pandemic levels, despite a transient slowdown attributable to mobility curbs in April, as well as protests and civil unrest in May. Colombia’s central bank raised its interest rates (the first increase since 2016) to counter inflation — the product of a sharp increase in consumption amid a low-interest-rate environment.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Colombia ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Colombia ETF	35.98%	37.52%	-0.44%	-0.16%	-0.81%	-0.71%	-6.33%	-6.37%
Hybrid MSCI All Colombia Select 25/50 Index/MSCI All Colombia Capped Index/FTSE Colombia 20 Index**	36.68%	36.68%	-0.19%	-0.19%	-0.39%	-0.39%	-5.76%	-5.76%
MSCI Emerging Markets Index	16.96%	16.96%	12.30%	12.30%	9.39%	9.39%	4.88%	4.88%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on February 5, 2009.
** Reflects performance of the FTSE Colombia 20 Index through July 14, 2014, the MSCI All Colombia Capped Index through August 30, 2016 and the MSCI All Colombia Select 25/50 Index, thereafter. The inception of the MSCI All Colombia Select 25/50 Index (“New Index”) was on July 15, 2016. Effective on or around August 31, 2016, the Fund began to track the New Index. This change was due to the planned migration to the New Index, potentially improving the trading characteristics of the Fund.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation

Management Discussion of Fund Performance (unaudited)
Global X MSCI Colombia ETF

of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Argentina ETF

Global X MSCI Argentina ETF
The Global X MSCI Argentina ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Argentina 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to represent the performance of the Broad Argentina Equity Universe, as defined by MSCI, Inc., the provider of the Underlying Index, while including a minimum number of constituents. The Underlying Index includes securities that are classified in Argentina according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Argentina and carry out the majority of their operations in Argentina. The Underlying Index targets a minimum of 25 securities and 20 issuers at construction.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 40.09%, while the Underlying Index increased 40.77%. The Fund had a net asset value of $23.64 per share on October 31, 2020 and ended the reporting period with a net asset value of $33.00 per share on October 31, 2021.
During the reporting period, the highest returns derived from Corporacion America Airports SA and Edenor SA, which returned 227.91% and 101.51%, respectively. The worst performers included Yamana Gold Inc and SSR Mining Inc, which returned -23.21% and -14.05%, respectively.
The Fund is balanced across various sectors, both cyclical and non-cyclical, and its performance during the reporting period followed the trajectory of Argentina’s economic recovery. Argentina reached an agreement with the Paris Club through which it avoided default by delaying the bulk of a $2.4 billion payment due to a group of wealthy countries by the end of July of 2021. However, economic reopening, attributed to a fast COVID-19 vaccine rollout and significant policy responses, facilitated a rapid recovery and strengthened prospects for global growth. Argentina could benefit from this due to rising agricultural commodity prices, as it is a large exporter of soya products.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Argentina ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Argentina ETF	40.09%	40.07%	10.18%	10.11%	7.63%	7.45%	5.10%	5.12%
Hybrid FTSE Argentina 20 Index/MSCI All Argentina 25/50 Index**	40.77%	40.77%	10.67%	10.67%	7.54%	7.54%	5.72%	5.72%
MSCI Emerging Markets Index	16.96%	16.96%	12.30%	12.30%	9.39%	9.39%	4.88%	4.88%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on March 2, 2011.
**Reflects performance of the FTSE Argentina 20 Index through August 14, 2014 and the MSCI All Argentina 25/50 Index (“New Index”) thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Argentina ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Pakistan ETF

Global X MSCI Pakistan ETF
The Global X MSCI Pakistan ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Pakistan Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to represent the performance of the Broad Pakistan Equity Universe, as defined by MSCI, Inc., the provider of the Underlying Index, while including a minimum number of constituents. The Underlying Index includes securities that are classified in Pakistan according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Pakistan and carry out the majority of their operations in Pakistan. Issuers held by the Underlying Index are screened to meet certain liquidity thresholds.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 0.02%, while the Underlying Index increased 1.24%. The Fund had a net asset value of $27.38 per share on October 31, 2020 and ended the reporting period with a net asset value of $25.99 per share on October 31, 2021.
During the reporting period, the highest returns derived from United Bank Limited and Engro Fertilizers Ltd, which returned 41.21% and 39.74%, respectively. The worst performers included Pakistan International Bulk Terminal Ltd and TRG Pakistan Limited, which returned -39.73% and -38.54%, respectively.
Given that the Fund has significant exposure to the Materials sector, which is sensitive to macroeconomic performance, returns remained neutral during the reporting period as Pakistan grappled with various headwinds. During the fourth COVID-19 wave, the government implemented micro-lockdowns, containing the spread of the infection while permitting economic activity to continue, thereby mitigating the economic fallout. While now accelerating, the vaccination rate in Pakistan remains low by global standards. The crisis in neighboring Afghanistan not only prompted fear that extremist groups operating in Pakistan would feel emboldened, but also created a sudden surge in demand for food that Pakistani officials worried would bring about inflation. Both of these factors contributed negatively to the Fund during the reporting period.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Pakistan ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Pakistan ETF*	0.02%	0.61%	-9.50%	-9.17%	-10.92%	-11.19%	-8.09%	-8.30%
MSCI All Pakistan Select 25/50 Index	1.24%	1.24%	-8.33%	-8.33%	-9.63%	-9.63%	-6.45%	-6.45%
MSCI Emerging Markets Index	16.96%	16.96%	12.30%	12.30%	9.39%	9.39%	5.39%	5.39%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on April 22, 2015.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Pakistan ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Nigeria ETF

Global X MSCI Nigeria ETF
The Global X MSCI Nigeria ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Nigeria Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to reflect the broad Nigeria equity universe, as defined by MSCI, Inc., the provider of the Underlying Index. The Underlying index is comprised of companies that are classified in Nigeria according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Nigeria and carry out the majority of their operations in Nigeria. The stocks are screened to meet certain liquidity thresholds and weighted according to modified free-float market capitalization.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 16.11%, while the Underlying Index increased 19.28%. The Fund had a net asset value of $14.25 per share on October 31, 2020 and ended the reporting period with a net asset value of $15.73 per share on October 31, 2021.
During the reporting period, the highest returns came from Dangote Cement Plc and FBN Holdings Plc, which returned 76.22% and 68.52%, respectively. The worst performers included Sterling Bank Plc and Guaranty Trust Holding Company Plc, which returned -18.65% and -9.30%, respectively.
In 2020, Nigeria plunged into its deepest recession in two decades, but growth resumed in 2021 as COVID-19 pandemic-induced controls were eased, oil prices bounced back, and the authorities executed policies to counter the economic shock. The strong rally in oil prices helped Nigeria narrow its fiscal deficit during the reporting period. To a considerable extent, the economic recovery rode on increased levels of vaccinations, which improved business and consumer sentiment. The country has been upgrading its transport networks and revamping the obsolete power grids to stimulate agriculture and other non-oil industries over the long run, as well as cut reliance on volatile crude revenues.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Nigeria ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Nigeria ETF	16.11%	8.12%	0.90%	-9.21%	2.30%	-4.88%	-11.71%	-14.62%
Hybrid MSCI All Nigeria Select 25/50Index/Solactive Nigeria Index**	19.28%	19.28%	3.64%	3.64%	5.12%	5.12%	-9.55%	-9.55%
MSCI Emerging Markets Index	16.96%	16.96%	12.30%	12.30%	9.39%	9.39%	4.91%	4.91%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on April 2, 2013.
**Reflects performance of the Solactive Nigeria Index through August 14, 2014 and the MSCI All Nigeria Select 25/50 Index thereafter.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Nigeria ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Next Emerging & Frontier ETF

Global X MSCI Next Emerging & Frontier ETF
The Global X MSCI Next Emerging & Frontier ETF (“Fund”) seeks to provide investment results that generally correspond to the price and yield performance, before fees and expenses, of the MSCI Select Emerging and Frontier Markets Access Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to represent the performance of a selection of 200 securities from select countries within the MSCI Emerging and Frontier Markets Index. The Underlying Index screens securities classified in the emerging markets to target companies with high economic exposure to the emerging and frontier markets excluding Brazil, Russia, India, China, Korea, and Taiwan. A liquidity screen is applied to the securities classified in the Frontier Markets with an aim to enhance the replicability of the Underlying Index. The Underlying Index aims to mitigate concentration risk by applying caps at the country, sector, and issuer levels.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 30.74%, while the Underlying Index increased 31.76%. The Fund had a net asset value of $16.46 per share on October 31, 2020 and ended the reporting period with a net asset value of $21.00 per share on October 31, 2021.
During the reporting period, the highest returns derived from National Atomic Company Kazatomprom JSC Sponsored GDR RegS and BANK POLSKA KASA OPIEKI SA, which returned 220.99% and 219.45%, respectively. The worst performers included Kossan Rubber Industries Bhd and Allegro.eu Societe anonyme, which returned -65.11% and -44.96%, respectively.
The Fund tracks the performance of emerging and frontier market securities excluding Brazil, Russia, India, China, South Korea, and Taiwan. Positive performance in the Fund  during the reporting period can be attributed to a robust first half of 2021 for emerging and frontier markets, attributable to worldwide vaccination efforts dampening the effects of the COVID-19 pandemic. In addition, rising commodity prices amid supply chain disruptions have helped increase revenues for several emerging and frontier markets that depend on raw materials exports. Sector weightings were highest in Financials at 30.4%, followed by Communication Services (13.3%) during the reporting period. The highest average country exposures for the Fund were Indonesia (11%), Thailand (10.3%), Saudi Arabia (10%), and South Africa (8.8%).

Management Discussion of Fund Performance (unaudited)
Global X MSCI Next Emerging & Frontier ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Next Emerging & Frontier ETF	30.74%	31.22%	4.69%	5.03%	3.74%	3.50%	0.12%	0.17%
Hybrid Solactive Next Emerging & Frontier Index/ MSCI Select Emerging and Frontier Markets Access Index**	31.76%	31.76%	5.55%	5.55%	4.49%	4.49%	0.85%	0.85%
MSCI Emerging Markets Index	16.96%	16.96	12.30%	12.30%	9.39%	9.39%	5.19%	5.19%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 6, 2013.
** Reflects performance of the Solactive Next Emerging & Frontier Index through January 15, 2019 and the MSCI Select Emerging and Frontier Markets Access Index thereafter.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and

Management Discussion of Fund Performance (unaudited)
Global X MSCI Next Emerging & Frontier ETF

all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Norway ETF

Global X MSCI Norway ETF
The Global X MSCI Norway ETF (formerly known as the Global X FTSE Nordic Region ETF) (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
Effective as of the close of business on October 29, 2021, the Fund underwent a reorganization and assumed the performance, financial, accounting and other historical information of the predecessor fund, which was named the Global X MSCI Norway ETF. The Predecessor Fund and the Fund have identical investment objectives, strategies and restrictions. The portfolio managers of the Fund are the same members of the portfolio management team of the Predecessor Fund.
The Underlying Index is designed to reflect broad based equity market performance in Norway as defined by MSCI, Inc., the provider of the Underlying Index. The Underlying Index includes securities that are classified in Norway according to the MSCI Global Investable Market Index Methodology, which is a methodology that seeks to identify the investable universe of companies globally in order to facilitate the construction of replicable indexes such as the Underlying Index.  The MSCI Global Investable Market Index Methodology screens companies using size, liquidity and other criteria in order to determine the investable universe.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 64.44%, while the Underlying Index increased 65.23%. The Fund had a net asset value of $20.12 per share on October 31, 2020 and ended the reporting period with a net asset value of $32.01 per share on October 31, 2021.
During the reporting period, the highest returns derived from DNO ASA and Flex LNG Ltd, which returned 252.14% and 248.98%, respectively. The worst performers included Atlantic Sapphire ASA and Aker BioMarine ASA, which returned -52.51% and -46.1%, respectively.
The Norwegian economy regained all the ground lost during the COVID-19 pandemic and certain oil company equities in the Fund benefited from rising oil prices, resulting in positive returns for the Fund during the reporting period. Given that Norway boasts one of the highest vaccination rates in the world, to a considerable degree, it has avoided implementing shutdown measures that would have likely weakened the economy. Momentum picked up halfway through the third quarter of 2021, with gross domestic product expanding at the quickest pace in 14 months in August 2021. As business activity, especially manufacturing and household services, gained substantial momentum

Management Discussion of Fund Performance (unaudited)
Global X MSCI Norway ETF

between June 2021 and September 2021, Norway’s central bank hiked interest rates from a record low of 0%; it is expected to continue to increase rates going forward.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Norway ETF†	64.44%	65.62%	7.48%	8.18%	10.66%	10.91%	4.69%	4.84%
Hybrid MSCI Norway IMI 25/50 Index/FTSE Norway 30 Index**	65.23%	65.23%	7.83%	7.83%	10.98%	10.98%	5.15%	5.15%
MSCI EAFE Index	34.18%	34.18%	11.54%	11.54%	9.79%	9.79%	7.37%	7.37%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 9, 2010.
**Reflects performance of the FTSE Norway 30 Index through July 14, 2014 and the MSCI Norway IMI 25/50 Index thereafter.
†  Performance for periods prior to November 1, 2021 reflects the historical performance of the Global X MSCI Norway ETF, the predecessor fund. On October 29, 2021, the Global X MSCI Norway ETF (the “Acquired Fund”) was reorganized into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed the Global X MSCI Norway ETF.  As a result of the Reorganization as of the close of business on October 29, 2021, the Combined Fund assumed the performance and accounting history of the Acquired Fund. Accordingly, performance figures for the Combined Fund for periods prior to the date of the Reorganization represent the performance of the Acquired Fund (See Note 1 in Notes to Financial Statements).

Management Discussion of Fund Performance (unaudited)
Global X MSCI Norway ETF

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X FTSE Southeast Asia ETF

Global X FTSE Southeast Asia ETF
The Global X FTSE Southeast Asia ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE ASEAN 40 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index tracks the performance of the 40 largest companies in the five ASEAN countries (together, the “Member Nations”): Indonesia, Philippines, Singapore, Malaysia, and Thailand. The Underlying Index is free-float adjusted and weighted by market capitalization and designed using eligible stocks within the FTSE All-World Index.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 31.94%, while the Underlying Index increased 32.95%. The Fund had a net asset value of $11.66 per share on October 31, 2020 and ended the reporting period with a net asset value of $15.10 per share on October 31, 2021.
During the reporting period, the highest returns derived from Siam Commercial Bank Public Company Limited and CIMB Group Holdings Bhd, which returned 88.58% and 83.40%, respectively. The worst performers included Top Glove Corporation Bhd and PT Unilever Indonesia Tbk, which returned -44.43% and  39.95%, respectively.
Adverse macroeconomic conditions, mostly due to pandemic restrictions, hampered returns for the Fund during the reporting period. The recovery from the COVID-19 pandemic in Southeast Asian nations continues to be staggered, due mainly to the subsequent waves of the COVID-19 pandemic that have battered the Member Nations, as well as current ongoing political turmoil in Myanmar. Vietnam notably suffered from a record contraction, but that did not have a direct impact on the Fund, as it has no direct exposure to Vietnamese equities. With the Member Nations battling ongoing surges in COVID-19 cases, the extent to which growth will be impacted in Southeast Asian markets remains unclear.

Management Discussion of Fund Performance (unaudited)
Global X FTSE Southeast Asia ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Southeast Asia ETF	31.94%	31.90%	2.62%	2.80%	4.74%	4.89%	2.59%	2.67%
FTSE/ASEAN 40 Index	32.95%	32.95%	3.35%	3.35%	5.47%	5.47%	3.23%	3.23%
MSCI Emerging Markets Index	16.96%	16.96%	12.30%	12.30%	9.39%	9.39%	4.88%	4.88%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on February 16, 2011.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X FTSE Southeast Asia ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Schedule of Investments		October 31, 2021
Global X MSCI China Energy ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 97.0%
AUSTRALIA — 4.6%
Energy — 4.6%
Woodside Petroleum	12,210	$213,316

CHINA — 87.7%
Energy — 87.7%
China Merchants Energy Shipping, Cl A	289,620	207,172
China Oilfield Services, Cl H	385,386	371,066
China Petroleum & Chemical, Cl A	29,750	19,748
China Petroleum & Chemical, Cl H	749,397	368,001
China Shenhua Energy, Cl A	6,600	20,503
China Shenhua Energy, Cl H	174,930	376,887
COSCO SHIPPING Energy Transportation, Cl A	207,100	191,810
Guanghui Energy, Cl A *	244,650	252,571
Inner Mongolia Yitai Coal, Cl B	244,594	212,063
Offshore Oil Engineering, Cl A	252,175	183,144
PetroChina, Cl A	24,100	20,627
PetroChina, Cl H	860,763	416,049
Shaanxi Coal Industry, Cl A	108,236	211,478
Shanxi Coking Coal Energy Group, Cl A	138,153	199,374
Shanxi Lu’an Environmental Energy Development, Cl A	92,265	186,470
Sinopec Kantons Holdings	511,300	195,212
Yantai Jereh Oilfield Services Group, Cl A	31,500	208,058
Yanzhou Coal Mining, Cl A	38,364	135,296
Yanzhou Coal Mining, Cl H	204,725	303,704

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$4,079,233
JAPAN — 4.7%
Energy — 4.7%
Inpex	26,514	221,366

TOTAL COMMON STOCK
(Cost $3,961,269)		4,513,915
TOTAL INVESTMENTS — 97.0%
(Cost $3,961,269)		$4,513,915

Percentages are based on Net Assets of $4,652,014.
*	Non-income producing security.

Cl — Class
As of October 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Materials ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 95.6%
Materials — 95.6%
Aluminum Corp of China, Cl A *	74,000	$70,964
Aluminum Corp of China, Cl H *	330,339	197,463
Anhui Conch Cement, Cl A	14,500	86,239
Anhui Conch Cement, Cl H	91,020	452,815
Anhui Honglu Steel Construction Group, Cl A	2,000	13,151
Baoshan Iron & Steel, Cl A	107,300	119,489
BBMG, Cl A	61,200	26,859
Chifeng Jilong Gold Mining, Cl A *	5,100	13,007
China Hongqiao Group	168,000	186,809
China Jushi, Cl A	22,959	68,633
China Molybdenum, Cl A	93,600	87,567
China Molybdenum, Cl H	278,154	172,705
China National Building Material, Cl H	313,000	393,511
China Northern Rare Earth Group High-Tech, Cl A	18,900	149,365
China Resources Cement Holdings	202,900	171,104
Ganfeng Lithium, Cl A	5,800	151,642
Ganfeng Lithium, Cl H	18,800	352,603
GEM, Cl A	28,700	48,859
Guangdong Hongda Blasting, Cl A	5,552	23,872
Guangzhou Tinci Materials Technology, Cl A	3,280	84,491
Hangzhou Oxygen Plant Group, Cl A	2,500	10,113
Hengli Petrochemical, Cl A	30,220	104,026
Hengyi Petrochemical, Cl A	24,100	41,216
Hesteel, Cl A	76,200	29,277
Huafon Chemical, Cl A	8,400	15,599
Huaxin Cement, Cl A	9,300	24,315
Hunan Valin Steel, Cl A	38,700	32,277

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Inner Mongolia BaoTou Steel Union, Cl A *	242,500	$106,428
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	54,300	43,506
Jiangsu Eastern Shenghong, Cl A	9,100	38,730
Jiangsu Shagang, Cl A	15,600	15,131
Jiangsu Yangnong Chemical, Cl A	2,100	38,627
Jiangsu Yoke Technology, Cl A	1,600	18,980
Jiangxi Copper, Cl A	12,900	46,924
Jiangxi Copper, Cl H	93,891	164,390
Kingfa Sci & Tech, Cl A	10,100	18,504
LB Group, Cl A	13,000	57,643
Lee & Man Paper Manufacturing	115,400	86,635
Luxi Chemical Group, Cl A	5,600	14,344
MMG *	187,600	86,818
Ningxia Baofeng Energy Group, Cl A	17,800	40,589
Pangang Group Vanadium Titanium & Resources, Cl A *	64,200	40,108
Real Gold Mining *(A)(B)(C)	97,864	—
Rongsheng Petro Chemical, Cl A	51,100	137,593
Satellite Chemical, Cl A	3,880	23,603
Shandong Gold Mining, Cl A	20,820	64,775
Shandong Gold Mining, Cl H	49,100	89,249
Shandong Hualu Hengsheng Chemical, Cl A	12,170	59,076
Shandong Nanshan Aluminum, Cl A	69,400	46,825
Shandong Sun Paper Industry JSC, Cl A	18,400	32,991
Shanghai Putailai New Energy Technology, Cl A	3,765	104,546
Shanxi Meijin Energy, Cl A *	6,200	10,884
Shanxi Taigang Stainless Steel, Cl A	35,500	42,693
Shenghe Resources Holding, Cl A	5,500	17,369
Shenzhen Capchem Technology, Cl A	1,200	26,869
Sinoma Science & Technology, Cl A	4,900	28,837
Sinopec Shanghai Petrochemical, Cl A	46,800	28,434
Skshu Paint, Cl A	1,218	21,203

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Tangshan Jidong Cement, Cl A	10,000	$18,180
Tongkun Group, Cl A	14,400	44,846
Tongling Nonferrous Metals Group, Cl A	69,800	40,227
Transfar Zhilian, Cl A	25,100	32,107
Wanhua Chemical Group, Cl A	15,447	254,454
Weihai Guangwei Composites, Cl A	3,300	34,991
Xiamen Tungsten, Cl A	9,600	34,036
Yintai Gold, Cl A	19,220	26,476
Yunnan Aluminium, Cl A *	6,700	12,442
Yunnan Energy New Material, Cl A	4,500	205,043
Zhaojin Mining Industry	95,784	68,584
Zhejiang Huayou Cobalt, Cl A	6,230	108,055
Zhejiang Juhua, Cl A	18,900	45,872
Zhejiang Longsheng Group, Cl A	21,200	41,223
Zhongjin Gold, Cl A	32,000	41,582
Zijin Mining Group, Cl A	34,700	56,689
Zijin Mining Group, Cl H	375,159	522,779

TOTAL CHINA		6,267,861
HONG KONG — 4.3%
Materials — 4.3%
China Lumena New Materials *(A)(B)(C)	48	—
Huabao International Holdings	59,500	111,825
Nine Dragons Paper Holdings	137,870	173,333

TOTAL HONG KONG		285,158
TOTAL COMMON STOCK
(Cost $5,881,194)		6,553,019
TOTAL INVESTMENTS — 99.9%
(Cost $5,881,194)		$6,553,019

Percentages are based on Net Assets of $6,557,610.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Materials ETF

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid (Unaudited). The total value of such securities as of October 31, 2021 was $0 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2021, was $0 and represents 0.0% of Net Assets.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$6,553,019	$—	$—	$6,553,019
Total Investments in Securities	$6,553,019	$—	$—	$6,553,019

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Industrials ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 98.6%
Industrials — 98.6%
51job ADR *	682	$40,620
AECC Aero-Engine Control, Cl A	1,800	7,501
AECC Aviation Power, Cl A	3,600	33,263
Air China, Cl A *	9,000	11,962
Air China, Cl H *	40,600	28,653
AVIC Electromechanical Systems, Cl A	5,100	12,107
AviChina Industry & Technology, Cl H	55,990	35,700
AVICOPTER, Cl A	800	7,849
Beijing Capital International Airport, Cl H *	42,431	27,545
Beijing New Building Materials, Cl A	2,200	9,703
Beijing Originwater Technology, Cl A	4,100	4,470
Beijing United Information Technology, Cl A	500	8,762
Beijing-Shanghai High Speed Railway, Cl A	55,300	39,730
China Baoan Group, Cl A	3,400	11,104
China Communications Services, Cl H	54,500	30,126
China Conch Venture Holdings	36,660	179,081
China CSSC Holdings, Cl A	6,200	21,836
China Eastern Airlines, Cl A *	14,800	11,165
China Everbright Environment Group	82,650	56,842
China Lesso Group Holdings	24,600	38,201
China Merchants Port Holdings	33,131	55,367
China National Chemical Engineering, Cl A	8,600	14,117
China Railway Group, Cl A	27,900	22,877
China Railway Group, Cl H	89,898	44,030
China Southern Airlines, Cl A *	16,900	17,315
China Southern Airlines, Cl H *	38,500	23,459
China State Construction Engineering, Cl A	56,300	40,976

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China State Construction International Holdings	45,210	$46,436
CITIC	131,300	131,654
Contemporary Amperex Technology, Cl A	3,132	312,686
COSCO SHIPPING Holdings, Cl A *	16,950	43,760
COSCO SHIPPING Holdings, Cl H *	75,801	117,711
COSCO SHIPPING Ports	41,330	34,428
CRRC, Cl A	33,100	30,708
DiDi Global ADR *	6,861	55,368
Dongfang Electric, Cl A	3,700	10,489
Eve Energy, Cl A	2,600	46,070
Fangda Carbon New Material, Cl A	5,263	8,828
Fosun International	56,500	66,457
Gotion High-Tech, Cl A *	1,700	15,639
Guangdong Kinlong Hardware Products, Cl A	451	9,409
Haitian International Holdings	14,426	42,282
Hefei Meiya Optoelectronic Technology, Cl A	900	5,683
Hongfa Technology, Cl A	1,000	11,611
Jiangsu Expressway, Cl H	27,319	25,847
Jiangsu Hengli Hydraulic, Cl A	1,768	22,671
Jiangsu Zhongtian Technology, Cl A	4,000	6,316
Metallurgical Corp of China, Cl A	23,500	14,902
Ming Yang Smart Energy Group, Cl A	2,600	12,584
NARI Technology, Cl A	7,440	45,237
Power Construction Corp of China, Cl A	21,000	26,928
Riyue Heavy Industry, Cl A	1,300	7,900
Sany Heavy Equipment International Holdings	25,000	28,667
Sany Heavy Industry, Cl A	11,500	41,239
SF Holding, Cl A	6,200	62,584
Shanghai Construction Group, Cl A	13,000	6,639
Shanghai Electric Group, Cl A	17,100	12,686
Shanghai International Airport, Cl A *	1,300	10,720
Shanghai International Port Group, Cl A	12,600	11,138

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shanghai M&G Stationery, Cl A	1,233	$12,228
Shenzhen Inovance Technology, Cl A	3,450	35,148
Shenzhen International Holdings	27,706	33,444
Sichuan Road & Bridge, Cl A	6,700	12,578
Sinotrans, Cl A	5,800	4,094
Sinotruk Hong Kong	15,700	21,676
Spring Airlines, Cl A *	1,200	10,964
Sungrow Power Supply, Cl A	2,000	51,260
Sunwoda Electronic, Cl A	2,200	16,936
Suzhou Gold Mantis Construction Decoration, Cl A	3,800	3,543
Suzhou Maxwell Technologies, Cl A	125	14,935
TBEA, Cl A	5,000	21,093
Topsec Technologies Group, Cl A	1,600	4,613
Weichai Power, Cl A	9,300	21,933
Weichai Power, Cl H	43,796	78,707
Wuxi Shangji Automation, Cl A	403	18,823
XCMG Construction Machinery, Cl A	10,500	10,020
Xiamen C & D, Cl A	3,600	4,504
Xinjiang Goldwind Science & Technology, Cl A	4,547	13,159
Xinjiang Goldwind Science & Technology, Cl H	17,571	39,393
Yantai Eddie Precision Machinery, Cl A	1,080	6,025
YTO Express Group, Cl A	4,200	9,577
Yunda Holding, Cl A	3,940	11,489
Yutong Bus, Cl A	2,900	5,136
Zhefu Holding Group, Cl A	7,400	8,275
Zhejiang Chint Electrics, Cl A	2,900	27,285
Zhejiang Dingli Machinery, Cl A	690	7,362
Zhejiang Expressway, Cl H	32,040	28,461
Zhejiang HangKe Technology, Cl A	535	8,636
Zhejiang Sanhua Intelligent Controls, Cl A	4,840	17,931

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zhejiang Weixing New Building Materials, Cl A	2,200	$6,185
Zhuzhou CRRC Times Electric, Cl H	12,323	59,088
Zhuzhou Kibing Group, Cl A	3,500	8,692
Zoomlion Heavy Industry Science and Technology, Cl A	9,500	10,817
Zoomlion Heavy Industry Science and Technology, Cl H	30,200	21,818
ZTO Express Cayman ADR	9,814	287,845

TOTAL CHINA		3,113,311
SINGAPORE — 1.3%
Industrials — 1.3%
BOC Aviation	4,720	41,411

TOTAL COMMON STOCK
(Cost $2,879,924)		3,154,722
TOTAL INVESTMENTS — 99.9%
(Cost $2,879,924)		$3,154,722

Percentages are based on Net Assets of $3,157,733.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of October 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Consumer Discretionary ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Consumer Discretionary — 99.9%
Alibaba Group Holding *	2,661,056	$55,759,010
ANTA Sports Products	1,044,196	16,322,589
Baozun ADR *	155,859	2,696,361
Beijing Roborock Technology, Cl A	11,091	1,559,014
Bosideng International Holdings	9,007,600	6,993,901
Brilliance China Automotive Holdings *(A)(B)(C)	7,607,900	2,251,646
BYD, Cl A	202,549	9,848,272
BYD, Cl H	733,930	27,983,319
Changzhou Xingyu Automotive Lighting Systems, Cl A	50,030	1,786,724
China East Education Holdings (D)	1,485,600	1,415,121
China Education Group Holdings	2,151,500	3,695,058
China Meidong Auto Holdings	1,446,000	7,509,709
China Tourism Group Duty Free, Cl A	211,950	8,886,891
China Yuhua Education	3,938,200	1,792,150
Chongqing Changan Automobile, Cl A	1,050,376	3,199,015
Dada Nexus ADR *	129,577	2,631,709
Dongfeng Motor Group, Cl H *	6,605,246	6,173,008
Ecovacs Robotics, Cl A	76,100	2,038,382
FAW Jiefang Group, Cl A	490,300	797,167
Fuyao Glass Industry Group, Cl A	323,214	2,493,756
Fuyao Glass Industry Group, Cl H	1,384,200	7,989,482
Gaotu Techedu ADR * (D)	354,824	1,043,183

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Geely Automobile Holdings	5,859,500	$20,375,171
GOME Retail Holdings * (D)	31,463,800	3,195,300
Great Wall Motor, Cl A	362,900	3,854,186
Great Wall Motor, Cl H	3,585,297	16,177,287
Guangdong Xinbao Electrical Appliances Holdings, Cl A	132,000	462,424
Guangzhou Automobile Group, Cl H	6,834,923	6,466,732
Haidilao International Holding (D)	1,522,400	4,266,372
Haier Smart Home, Cl A	1,049,819	4,459,849
Haier Smart Home, Cl H	2,525,960	9,449,153
Hang Zhou Great Star Industrial, Cl A *	185,900	929,979
Hangzhou Robam Appliances, Cl A	159,132	778,672
HengTen Networks Group * (D)	5,133,900	1,762,106
Huayu Automotive Systems, Cl A	549,080	2,293,157
Huazhu Group ADR *	238,955	11,077,954
Huizhou Desay Sv Automotive, Cl A	82,500	1,383,225
Jason Furniture Hangzhou, Cl A	112,900	1,097,489
JD Health International *	486,070	4,305,182
JD.com ADR *	649,702	50,858,673
Jiumaojiu International Holdings	1,353,000	3,391,609
Joyoung, Cl A *	131,300	478,838
Kuang-Chi Technologies, Cl A *	354,900	1,136,310
Li Auto ADR *	495,725	16,175,507
Li Ning	2,083,100	23,163,259
Liaoning Cheng Da, Cl A	266,513	847,071
Meituan, Cl B *	2,128,650	73,773,024
Minth Group	1,493,600	5,971,290
NavInfo, Cl A *	392,700	717,602
New Oriental Education & Technology Group ADR *	1,992,655	4,084,943
Ningbo Joyson Electronic, Cl A	220,300	610,042
Ningbo Tuopu Group, Cl A	195,435	1,584,187
NIO ADR *	1,054,902	41,573,688

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Offcn Education Technology, Cl A *	368,902	$601,518
Oppein Home Group, Cl A	88,605	1,761,527
Pinduoduo ADR *	336,703	29,939,631
SAIC Motor, Cl A	1,305,400	4,134,742
Sailun Group, Cl A	500,553	1,047,591
Shandong Linglong Tyre, Cl A	232,834	1,282,956
Shanghai Jinjiang International Hotels, Cl A	154,056	1,299,299
Shanghai Yuyuan Tourist Mart Group, Cl A	498,828	765,846
Shenzhen MTC, Cl A *	709,100	542,676
Shenzhen Overseas Chinese Town, Cl A	1,333,900	1,304,171
Shenzhou International Group Holdings	835,092	18,013,567
Songcheng Performance Development, Cl A	427,880	935,593
Suning.com, Cl A *	1,605,100	1,120,589
Suofeiya Home Collection, Cl A	60,500	159,879
TAL Education Group ADR *	619,527	2,533,865
TCL Technology Group, Cl A	2,374,505	2,247,411
Tongcheng-Elong Holdings *	2,436,000	5,455,052
Topsports International Holdings	3,364,200	4,091,159
Trip.com Group ADR *	516,152	14,741,301
Vipshop Holdings ADR *	576,073	6,428,975
Wangfujing Group, Cl A	162,600	782,183
Weifu High-Technology Group, Cl A	129,600	393,292
Wuchan Zhongda Group, Cl A	871,200	853,144
Xiamen Intretech, Cl A	120,940	582,156
XPeng ADR, Cl A *	381,284	17,779,273
Yadea Group Holdings	2,776,100	4,782,041
Yum China Holdings	392,399	22,398,135
Zhejiang Semir Garment, Cl A	327,987	384,198
Zhejiang Supor, Cl A *	94,626	783,291
Zhongsheng Group Holdings	1,078,000	9,748,915

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Consumer Discretionary ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL CHINA		$648,459,724
TOTAL COMMON STOCK
(Cost $724,666,089)		648,459,724

SHORT-TERM INVESTMENT(E)(F) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $5,111,111)	5,111,111	5,111,111

REPURCHASE AGREEMENT(E)— 0.6%
BNP Paribas
0.030%, dated 10/29/2021, to be repurchased on 11/01/2021, repurchase price $4,114,279 (collateralized by various U.S. Treasury Obligations, ranging in par value $165,464 - $551,792, 0.750% - 1.250%, 01/31/2028 - 03/31/2028, with a total market value of $4,204,435)

(Cost $4,114,268)	$4,114,268	4,114,268
TOTAL INVESTMENTS — 101.3%
(Cost $733,891,468)		$657,685,103

Percentages are based on Net Assets of $649,503,028.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Consumer Discretionary ETF

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid (Unaudited). The total value of such securities as of October 31, 2021 was $2,251,646 and represented 0.3% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2021, was $2,251,646 and represents 0.3% of Net Assets.

(D)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $8,678,275.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $9,225,379.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$646,208,078	$—	$2,251,646	$648,459,724
Short-Term Investment	5,111,111	—	—	5,111,111
Repurchase Agreement	—	4,114,268	—	4,114,268
Total Investments in Securities	$651,319,189	$4,114,268	$2,251,646	$657,685,103

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Consumer Staples ETF
Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 98.9%
Consumer Staples — 98.9%
Angel Yeast, Cl A	7,554	$65,633
Anhui Gujing Distillery, Cl A	3,926	139,590
Anhui Gujing Distillery, Cl B	14,900	192,076
Anhui Kouzi Distillery, Cl A	5,600	53,029
Beijing Dabeinong Technology Group, Cl A	71,900	96,350
Beijing Shunxin Agriculture, Cl A	7,630	38,825
Beijing Yanjing Brewery, Cl A	28,400	29,408
By-health, Cl A	16,000	63,673
C&S Paper, Cl A	11,600	30,872
Chacha Food, Cl A	4,000	35,548
China Feihe	381,500	635,584
China Mengniu Dairy	235,800	1,501,969
China Resources Beer Holdings	163,700	1,357,319
Chongqing Brewery, Cl A *	4,572	107,432
Chongqing Fuling Zhacai Group, Cl A	8,300	45,216
Dali Foods Group	329,200	183,240
DaShenLin Pharmaceutical Group, Cl A	3,940	21,766
Foshan Haitian Flavouring & Food, Cl A	26,875	491,185
Fu Jian Anjoy Foods, Cl A	1,100	34,814
Fujian Sunner Development, Cl A	10,200	35,749
Guangdong Haid Group, Cl A	14,391	147,558
Heilongjiang Agriculture, Cl A	17,900	38,469
Henan Shuanghui Investment & Development, Cl A	29,340	135,182
Hengan International Group	83,100	434,245
Inner Mongolia Yili Industrial Group, Cl A	51,129	343,378
Jiangsu King’s Luck Brewery JSC, Cl A	12,000	92,436

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Jiangsu Yanghe Brewery Joint-Stock, Cl A	12,194	$354,582
Jiangxi Zhengbang Technology, Cl A	28,700	44,915
JiuGui Liquor, Cl A	1,350	45,314
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	8,200	46,554
Juewei Food, Cl A	5,900	60,680
Kweichow Moutai, Cl A	5,276	1,504,740
Laobaixing Pharmacy Chain JSC, Cl A	3,660	25,009
Luzhou Laojiao, Cl A	11,697	418,265
Muyuan Foods, Cl A	41,264	368,061
New Hope Liuhe, Cl A *	51,200	115,071
Nongfu Spring, Cl H	36,900	187,132
Proya Cosmetics, Cl A	1,550	48,659
Qianhe Condiment and Food, Cl A	5,460	20,935
RLX Technology ADR *	59,736	290,317
Shanghai Bailian Group, Cl A	7,200	15,485
Shanghai Bairun Investment Holding Group, Cl A	3,060	30,396
Shanghai Jahwa United, Cl A	6,900	51,653
Shanxi Xinghuacun Fen Wine Factory, Cl A	9,228	434,542
Sichuan Swellfun, Cl A	4,668	92,344
Smoore International Holdings	183,700	880,829
Sun Art Retail Group	285,700	168,209
Tingyi Cayman Islands Holding	252,000	471,667
Toly Bread, Cl A	7,900	38,866
Tongwei, Cl A	37,800	337,872
Tsingtao Brewery, Cl A	6,900	112,379
Tsingtao Brewery, Cl H	64,900	564,399
Uni-President China Holdings	200,600	171,227
Want Want China Holdings	619,400	480,133
Wens Foodstuffs Group *	66,844	172,051
Wuliangye Yibin, Cl A	26,398	892,660
Yifeng Pharmacy Chain, Cl A	6,980	52,055

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Yihai International Holding	59,840	$351,930
Yihai Kerry Arawana Holdings, Cl A	7,900	75,117
Yixintang Pharmaceutical Group, Cl A	3,100	15,348
Yonghui Superstores, Cl A	125,700	77,155
Yuan Longping High-tech Agriculture, Cl A *	13,400	43,929

TOTAL CHINA		15,411,026
HONG KONG — 0.9%
Consumer Staples — 0.9%
Vinda International Holdings	49,300	135,940

TOTAL COMMON STOCK
(Cost $13,915,154)		15,546,966
TOTAL INVESTMENTS — 99.8%
(Cost $13,915,154)		$15,546,966

Percentages are based on Net Assets of $15,573,969.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
JSC — Joint Stock Company

As of October 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Health Care ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 95.0%
Health Care — 95.0%
3SBio *	166,200	$152,119
Aier Eye Hospital Group, Cl A	35,524	269,258
Akeso *	23,000	128,910
Alibaba Health Information Technology *	373,300	471,721
Apeloa Pharmaceutical, Cl A	6,100	33,079
Asymchem Laboratories Tianjin, Cl A	1,513	94,100
Autobio Diagnostics, Cl A	2,282	19,489
BeiGene ADR *	4,027	1,440,538
Beijing Tiantan Biological Products, Cl A	8,400	37,876
Beijing Wantai Biological Pharmacy Enterprise, Cl A	1,900	65,650
Betta Pharmaceuticals, Cl A	2,420	29,935
BGI Genomics, Cl A *	2,433	33,865
Burning Rock Biotech ADR *	3,395	47,836
CanSino Biologics, Cl A *	417	17,839
CanSino Biologics, Cl H *	6,800	175,178
Changchun High & New Technology Industry Group, Cl A	2,528	107,695
China Medical System Holdings	150,300	256,198
China National Medicines, Cl A	4,000	19,054
China Resources Pharmaceutical Group	229,500	110,634
China Resources Sanjiu Medical & Pharmaceutical, Cl A	6,000	22,612
China Traditional Chinese Medicine Holdings	359,100	170,801
Chongqing Zhifei Biological Products, Cl A	9,633	225,979
CSPC Pharmaceutical Group	817,208	855,127
Daan Gene, Cl A	7,560	22,729
Dong-E-E-Jiao, Cl E	7,800	49,497

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Genscript Biotech *	118,700	$527,196
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	16,559	75,312
Guangzhou Kingmed Diagnostics Group, Cl A	2,700	48,280
Guangzhou Wondfo Biotech, Cl A	2,390	12,942
Hangzhou Tigermed Consulting, Cl A	4,616	122,849
Hangzhou Tigermed Consulting, Cl H	10,920	212,952
Hansoh Pharmaceutical Group	118,300	264,307
Huadong Medicine, Cl A	18,711	107,075
Hualan Biological Engineering, Cl A	13,070	60,627
Humanwell Healthcare Group, Cl A	9,200	30,290
Hutchmed China ADR *	9,352	275,136
I-Mab ADR *	2,608	161,148
Imeik Technology Development, Cl A	900	87,952
Innovent Biologics *	96,200	863,185
Intco Medical Technology, Cl A	2,850	22,848
Jafron Biomedical, Cl A	5,200	41,972
Jiangsu Hengrui Medicine, Cl A	39,272	302,022
Jiangsu Yuyue Medical Equipment & Supply, Cl A	6,100	33,564
Jilin Aodong Pharmaceutical Group, Cl A	6,700	16,565
Jinxin Fertility Group *	117,700	166,737
Joincare Pharmaceutical Group Industry, Cl A	10,100	18,188
Joinn Laboratories China, Cl A	1,400	34,985
Jointown Pharmaceutical Group, Cl A	23,370	49,604
Lepu Medical Technology Beijing, Cl A	12,901	42,958
Livzon Pharmaceutical Group, Cl A	3,400	18,660
Maccura Biotechnology, Cl A	3,000	13,040
Meinian Onehealth Healthcare Holdings, Cl A *	45,920	51,782
Microport Scientific	64,200	302,883
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	6,136	35,555
Ovctek China, Cl A	5,024	53,664

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pharmaron Beijing, Cl A	3,100	$92,646
Pharmaron Beijing, Cl H	11,350	247,308
Ping An Healthcare and Technology *	45,900	223,333
Shandong Buchang Pharmaceuticals, Cl A	14,487	39,574
Shandong Pharmaceutical Glass	3,200	16,998
Shandong Weigao Group Medical Polymer, Cl H	244,300	416,428
Shanghai Fosun Pharmaceutical Group, Cl A	14,274	111,469
Shanghai Fosun Pharmaceutical Group, Cl H	52,400	247,213
Shanghai Pharmaceuticals Holding, Cl A	12,600	36,702
Shanghai Pharmaceuticals Holding, Cl H	97,400	178,547
Shanghai RAAS Blood Products, Cl A	28,800	29,687
Shenzhen Hepalink Pharmaceutical Group, Cl A	6,700	16,073
Shenzhen Kangtai Biological Products, Cl A	4,543	81,065
Shenzhen Mindray Bio-Medical Electronics, Cl A	6,461	379,515
Shenzhen Salubris Pharmaceuticals, Cl A *	11,200	50,554
Shijiazhuang Yiling Pharmaceutical, Cl A	12,027	30,149
Sichuan Kelun Pharmaceutical, Cl A	17,000	46,916
Sinopharm Group, Cl H	137,400	327,822
Tonghua Dongbao Pharmaceutical, Cl A	25,305	48,178
Topchoice Medical, Cl A *	2,180	81,191
Venus MedTech Hangzhou, Cl H *	17,000	78,782
Walvax Biotechnology, Cl A	10,700	91,914
Winning Health Technology Group, Cl A	13,470	26,613
WuXi AppTec, Cl A	15,024	323,842
WuXi AppTec, Cl H	31,176	666,478
Wuxi Biologics Cayman *	108,680	1,654,150
Yifan Pharmaceutical, Cl A	8,400	21,503
Yunnan Baiyao Group, Cl A	10,110	141,480
Zai Lab ADR *	6,950	725,580
Zhangzhou Pientzehuang Pharmaceutical, Cl A	4,426	285,440

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zhejiang Huahai Pharmaceutical, Cl A	9,510	$27,374
Zhejiang Jiuzhou Pharmaceutical, Cl A	3,700	30,246
Zhejiang NHU, Cl A	18,240	77,316
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	3,223	27,006

TOTAL CHINA		15,791,089
HONG KONG — 4.9%
Health Care — 4.9%
Sino Biopharmaceutical	958,400	709,647
SSY Group	213,500	101,823

TOTAL HONG KONG		811,470
TOTAL COMMON STOCK
(Cost $17,685,810)		16,602,559
TOTAL INVESTMENTS — 99.9%
(Cost $17,685,810)		$16,602,559

Percentages are based on Net Assets of $16,619,770.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of October 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Financials ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Financials — 99.9%
360 DigiTech ADR *	9,967	$203,426
Agricultural Bank of China, Cl A	669,900	307,606
Agricultural Bank of China, Cl H	4,137,388	1,409,437
AVIC Industry-Finance Holdings, Cl A *	141,600	86,030
Bank of Beijing, Cl A	233,500	161,558
Bank of Chengdu, Cl A	65,100	129,738
Bank of China, Cl A	372,200	177,302
Bank of China, Cl H	10,930,234	3,863,986
Bank of Communications, Cl A	377,600	266,568
Bank of Communications, Cl H	1,603,071	954,129
Bank of Hangzhou, Cl A	82,045	182,986
Bank of Jiangsu, Cl A	175,030	171,949
Bank of Nanjing, Cl A	111,284	168,594
Bank of Ningbo, Cl A	57,200	341,269
Bank of Shanghai, Cl A	141,998	161,676
BOC International China, Cl A	9,900	20,534
Caitong Securities, Cl A	53,900	86,372
Changjiang Securities, Cl A	82,800	93,628
China Bohai Bank, Cl H	391,700	148,542
China Cinda Asset Management, Cl H	2,620,700	437,960
China CITIC Bank Corp Ltd., Cl H	1,728,722	760,019
China Construction Bank, Cl A	14,600	13,522
China Construction Bank, Cl H	6,055,526	4,117,949
China Everbright	316,500	356,411
China Everbright Bank, Cl A	375,400	201,692
China Everbright Bank, Cl H	1,161,700	409,183
China Galaxy Securities, Cl A	60,200	92,895
China Galaxy Securities, Cl H	934,500	521,366

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Great Wall Securities, Cl A	42,700	$76,094
China Huarong Asset Management, Cl H *(A)(B)(C)	3,326,000	311,305
China International Capital, Cl A	12,000	90,262
China International Capital, Cl H	291,700	725,964
China Life Insurance, Cl A	29,002	134,984
China Life Insurance, Cl H	976,240	1,701,726
China Merchants Bank, Cl A	89,429	753,820
China Merchants Bank, Cl H	437,234	3,684,343
China Merchants Securities, Cl A	76,330	204,574
China Minsheng Banking, Cl A	321,800	195,512
China Minsheng Banking, Cl H	1,244,826	494,471
China Pacific Insurance Group, Cl A	58,800	251,631
China Pacific Insurance Group, Cl H	423,012	1,305,081
China Taiping Insurance Holdings	370,130	566,206
China Zheshang Bank, Cl A	196,000	105,306
Chongqing Rural Commercial Bank, Cl A	135,600	80,902
Chongqing Rural Commercial Bank, Cl H	1,005,600	361,957
CITIC Securities, Cl A	93,400	377,527
CITIC Securities, Cl H	409,296	1,042,833
CSC Financial, Cl A	30,000	132,553
Dongxing Securities, Cl A	51,400	87,985
East Money Information, Cl A	95,748	491,997
Everbright Securities, Cl A	54,457	129,536
Far East Horizon	488,300	466,390
First Capital Securities, Cl A	98,300	104,860
Founder Securities, Cl A	100,600	128,211
GF Securities Ltd., Cl A	65,000	204,258
GF Securities Ltd., Cl H	315,100	535,492
Guangzhou Yuexiu Financial Holdings Group, Cl A	48,605	58,681
Guolian Securities, Cl A	40,400	77,169
Guosen Securities, Cl A	57,845	102,993

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Guotai Junan Securities, Cl A	75,344	$206,167
Guoyuan Securities, Cl A	75,820	87,867
Haitong Securities Ltd., Cl A	100,000	192,887
Haitong Securities Ltd., Cl H	668,300	595,358
Hithink RoyalFlush Information Network, Cl A	7,920	139,544
Huaan Securities Ltd., Cl A	106,650	85,117
Huatai Securities Ltd., Cl A	72,300	179,206
Huatai Securities Ltd., Cl H	361,600	539,212
Huaxi Securities, Cl A	50,600	71,521
Huaxia Bank, Cl A	141,300	124,247
Hubei Biocause Pharmaceutical, Cl A	120,300	61,064
Industrial & Commercial Bank of China, Cl A	318,300	232,162
Industrial & Commercial Bank of China, Cl H	7,510,437	4,112,901
Industrial Bank, Cl A	186,500	542,661
Industrial Securities, Cl A	96,700	137,890
Jiangsu Changshu Rural Commercial Bank, Cl A	61,100	69,281
Lufax Holding ADR *	25,267	159,435
Nanjing Securities, Cl A	54,400	82,500
New China Life Insurance C, Cl A	21,117	129,188
New China Life Insurance C, Cl H	187,011	542,110
Noah Holdings ADR *	11,641	494,859
Northeast Securities, Cl A	52,300	70,412
Orient Securities, Cl A	75,200	161,612
Pacific Securities, Cl A *	138,800	67,636
People’s Insurance Group of China, Cl A	88,300	69,231
People’s Insurance Group of China, Cl H	1,977,900	617,851
PICC Property & Casualty, Cl H	1,199,163	1,122,233
Ping An Bank, Cl A	6,500	19,796
Ping An Insurance Group of China, Cl A	2,900	22,452
Ping An Insurance Group of China, Cl H	524,014	3,765,548
Postal Savings Bank of China, Cl A	249,400	210,732

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Postal Savings Bank of China, Cl H	1,455,800	$1,059,233
Qingdao Rural Commercial Bank, Cl A	108,500	64,734
SDIC Capital, Cl A	82,676	105,884
Sealand Securities, Cl A	108,010	65,116
Shanghai Pudong Development Bank, Cl A	265,414	370,594
Shanxi Securities, Cl A	79,340	77,572
Shenwan Hongyuan Group, Cl A	233,100	186,765
Sinolink Securities, Cl A	55,900	93,593
SooChow Securities, Cl A	72,080	95,353
Southwest Securities, Cl A	130,500	98,038
Tianfeng Securities, Cl A	141,700	87,197
Up Fintech Holding ADR *	8,786	56,845
Western Securities, Cl A	74,100	88,651
Zheshang Securities, Cl A	53,000	102,148
ZhongAn Online P&C Insurance, Cl H *	93,700	343,890
Zhongtai Securities, Cl A	32,600	47,097

TOTAL CHINA		48,686,340
TOTAL COMMON STOCK
(Cost $58,274,572)		48,686,340
TOTAL INVESTMENTS — 99.9%
(Cost $58,274,572)		$48,686,340

Percentages are based on Net Assets of $48,756,289.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid (Unaudited). The total value of such securities as of October 31, 2021 was $311,305 and represented 0.6% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2021, was $311,305 and represents 0.6% of Net Assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Financials ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$48,375,035	$—	$311,305	$48,686,340
Total Investments in Securities	$48,375,035	$—	$311,305	$48,686,340

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Information Technology ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 97.4%
Information Technology — 97.4%
360 Security Technology, Cl A *	56,559	$106,357
AAC Technologies Holdings	150,200	655,516
Addsino, Cl A	16,700	40,037
Advanced Micro-Fabrication, Cl A *	4,758	116,076
Agora ADR *	7,419	161,734
Avary Holding Shenzhen, Cl A	8,200	44,812
Beijing BDStar Navigation, Cl A *	5,400	33,415
Beijing E-Hualu Information Technology, Cl A	6,740	30,454
Beijing Kingsoft Office Software, Cl A	3,099	142,920
Beijing Shiji Information Technology, Cl A	30,580	113,098
Beijing Sinnet Technology, Cl A	17,200	35,487
Beijing Yuanliu Hongyuan Electronic Technology, Cl A	1,400	35,423
BOE Technology Group, Cl A	589,500	452,066
BYD Electronic International	150,000	446,391
Chaozhou Three-Circle Group, Cl A	35,589	222,337
China Greatwall Technology Group, Cl A	32,300	67,852
China National Software & Service, Cl A	5,600	44,781
China Railway Signal & Communication, Cl A *	36,046	27,755
China TransInfo Technology, Cl A	17,700	36,988
Chinasoft International	411,200	688,236
Chindata Group Holdings ADR *	12,012	119,639

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Daqo New Energy ADR *	9,676	$752,696
DHC Software, Cl A	78,100	84,654
Fiberhome Telecommunication Technologies, Cl A	14,300	38,482
Flat Glass Group, Cl A	8,500	73,029
Flat Glass Group, Cl H	57,500	310,449
Foxconn Industrial Internet, Cl A	80,150	142,081
GCL System Integration Technology, Cl A *	82,800	52,116
GDS Holdings ADR *	17,683	1,050,370
Gigadevice Semiconductor Beijing, Cl A	8,243	218,231
GoerTek, Cl A	62,800	427,056
GRG Banking Equipment, Cl A	26,300	42,555
Guangzhou Haige Communications Group, Cl A	58,700	86,546
Guangzhou Shiyuan Electronic Technology, Cl A	7,900	93,773
Hangzhou First Applied Material, Cl A	8,880	198,745
Hangzhou Silan Microelectronics, Cl A	13,900	133,883
Hua Hong Semiconductor *	117,300	591,095
Huagong Tech, Cl A	10,900	49,029
Hundsun Technologies, Cl A	34,153	336,052
Iflytek	43,850	386,402
Ingenic Semiconductor, Cl A	4,300	92,277
Inspur Electronic Information Industry, Cl A	17,052	82,774
JA Solar Technology, Cl A	11,800	168,171
JCET Group, Cl A	19,400	93,656
Kingboard Holdings	146,400	640,813
Kingdee International Software Group *	484,600	1,600,995
Kingsoft Cloud Holdings ADR * (A)	11,160	256,345
Lakala Payment, Cl A	7,500	28,219
Lenovo Group	1,362,200	1,481,442
Lens Technology, Cl A	82,100	272,739
Leyard Optoelectronic, Cl A	30,700	45,120
Lingyi iTech Guangdong, Cl A *	72,597	75,514

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
LONGi Green Energy Technology, Cl A *	67,637	$1,031,980
Luxshare Precision Industry, Cl A	99,552	600,792
Maxscend Microelectronics, Cl A	3,189	153,999
Ming Yuan Cloud Group Holdings	70,900	232,413
Montage Technology, Cl A	3,743	38,057
National Silicon Industry, Cl A *	13,053	57,511
NAURA Technology Group, Cl A	5,958	345,465
Ninestar, Cl A	24,170	138,655
OFILM Group, Cl A *	78,400	91,591
OneConnect Financial Technology ADR *	17,147	54,356
Raytron Technology, Cl A	2,365	26,732
Sanan Optoelectronics, Cl A	75,200	394,633
Sangfor Technologies, Cl A	4,860	153,944
SG Micro, Cl A	2,750	139,160
Shanghai Baosight Software, Cl A	13,040	142,565
Shengyi Technology, Cl A	26,400	91,743
Shennan Circuits, Cl A	5,782	80,218
Shenzhen Goodix Technology, Cl A	5,450	87,155
Shenzhen Kaifa Technology, Cl A	16,100	37,216
Shenzhen SC New Energy Technology, Cl A	3,900	69,793
Shenzhen Sunlord Electronics, Cl A	5,400	27,874
Shenzhen Sunway Communication, Cl A	9,900	36,785
StarPower Semiconductor, Cl A	900	56,226
Sunny Optical Technology Group	102,880	2,779,951
Suzhou Dongshan Precision Manufacturing, Cl A	34,600	109,809
Thunder Software Technology, Cl A	4,850	103,019
Tianjin 712 Communication & Broadcasting, Cl A	8,600	50,611
Tianjin Zhonghuan Semiconductor, Cl A	36,000	294,401
Tianma Microelectronics, Cl A	60,400	116,127
Tianshui Huatian Technology, Cl A	29,200	58,603
TongFu Microelectronics, Cl A	13,600	42,525

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Travelsky Technology, Cl H	250,500	$468,859
Unigroup Guoxin Microelectronics, Cl A	7,150	226,303
Unisplendour, Cl A	33,813	146,391
Universal Scientific Industrial Shanghai, Cl A	16,300	35,336
Vnet Group ADR *	15,656	245,486
Weimob *	316,200	490,210
Will Semiconductor Shanghai, Cl A	10,619	441,166
Wingtech Technology, Cl A	15,340	262,970
Wuhan Guide Infrared, Cl A	27,418	92,925
Wuhu Token Science, Cl A	23,600	37,818
WUS Printed Circuit Kunshan, Cl A	19,020	30,419
Wuxi Lead Intelligent Equipment, Cl A	22,612	286,910
Xiaomi, Cl B *	923,200	2,533,770
Xinyi Solar Holdings	886,700	1,855,686
Yealink Network Technology, Cl A	8,800	104,085
Yonyou Network Technology, Cl A	55,756	276,921
Zhejiang Dahua Technology, Cl A	73,593	250,341
Zhejiang Jingsheng Mechanical & Electrical, Cl A	14,500	173,043
Zhongji Innolight, Cl A	8,100	41,837
ZTE, Cl A	64,131	326,730
ZTE, Cl H	175,500	527,918

TOTAL CHINA		30,025,716
HONG KONG — 2.4%
Information Technology — 2.4%
China Youzan *	2,847,200	362,348
Kingboard Laminates Holdings	244,000	382,669

TOTAL HONG KONG		745,017
TOTAL COMMON STOCK
(Cost $29,359,501)		30,770,733

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Information Technology ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $115,375)	115,375	$115,375

REPURCHASE AGREEMENT(B) — 0.3%
BNP Paribas
0.030%, dated 10/29/2021, to be repurchased on 11/01/2021, repurchase price $92,873 (collateralized by various U.S. Treasury Obligations, ranging in par value $3,735 - $12,456, 0.750% - 1.250%, 01/31/2028 - 03/31/2028, with a total market value of $94,910)

(Cost $92,873)	$92,873	92,873
TOTAL INVESTMENTS — 100.5%
(Cost $29,567,749)		$30,978,981

Percentages are based on Net Assets of $30,813,236.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $190,651.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $208,248.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Information Technology ETF

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$30,770,733	$—	$—	$30,770,733
Short-Term Investment	115,375	—	—	115,375
Repurchase Agreement	—	92,873	—	92,873
Total Investments in Securities	$30,886,108	$92,873	$—	$30,978,981

For the year ended October 31, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Communication Services ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 96.9%
Communication Services — 96.9%
Autohome ADR	9,817	$386,299
Baidu ADR *	6,917	1,122,214
Beijing Enlight Media, Cl A	244,300	357,138
Bilibili ADR *	9,418	690,339
China Literature *	400	2,784
China South Publishing & Media Group, Cl A	151,372	193,864
China Tower, Cl H	3,847,600	499,557
China United Network Communications, Cl A	490,900	312,817
Focus Media Information Technology, Cl A	343,700	395,088
G-bits Network Technology Xiamen, Cl A	5,764	308,280
Giant Network Group, Cl A	142,200	220,761
Hello Group ADR *	34,236	426,238
HUYA ADR * (A)	34,668	284,971
iQIYI ADR *	42,928	355,444
JOYY ADR	7,891	397,628
Kingsoft	98,100	421,831
Kuaishou Technology, Cl B *	35,800	476,318
Kunlun Tech, Cl A	98,800	288,405
Leo Group, Cl A	569,400	202,763
Mango Excellent Media, Cl A	48,120	295,287
NanJi E-Commerce, Cl A	206,900	231,695
NetEase ADR	13,349	1,302,729

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Communication Services ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Communication Sevices — continued
Perfect World, Cl A	153,310	$416,157
Tencent Holdings	18,215	1,126,283
Tencent Music Entertainment Group ADR *	437	3,435
Weibo ADR *	9,012	405,360
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	113,751	422,833
Zhejiang Century Huatong Group, Cl A *	347,120	402,815
		11,949,333

Information Technology — 0.0%
National Agricultural Holdings * (B)(C)(D)	204,200	2

TOTAL CHINA		11,949,335
HONG KONG — 3.1%
Communication Services — 3.1%
Alibaba Pictures Group *	3,519,300	375,498

TOTAL COMMON STOCK
(Cost $13,578,790)		12,324,833

SHORT-TERM INVESTMENT(E)(F) — 1.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $126,529)	126,529	126,529

REPURCHASE AGREEMENT(E) — 0.8%
BNP Paribas
0.030%, dated 10/29/2021, to be repurchased on 11/01/2021, repurchase price $101,852 (collateralized by various U.S. Treasury Obligations, ranging in par value $4,096 - $13,660, 0.750% - 1.250%, 01/31/2028 - 03/31/2028, with a total market value of $104,084)

(Cost $101,852)	$101,852	$101,852

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Communication Services ETF

Value
TOTAL INVESTMENTS — 101.8%
(Cost $13,807,171)	$12,553,214

Percentages are based on Net Assets of $12,337,156.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $209,314.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid (Unaudited). The total value of such securities as of October 31, 2021 was $2 and represented 0.0% of Net Assets.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2021, was $2 and represents 0.0% of Net Assets.

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $228,381.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$12,324,831	$—	$2	$12,324,833
Short-Term Investment	126,529	—	—	126,529
Repurchase Agreement	—	101,852	—	101,852
Total Investments in Securities	$12,451,360	$101,852	$2	$12,553,214

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Utilities ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 97.2%
CHINA — 97.2%
Utilities — 97.2%
Beijing Enterprises Holdings	24,500	$94,170
Beijing Enterprises Water Group	203,600	77,733
CGN Power, Cl H	333,400	90,003
China Gas Holdings	52,390	131,058
China Longyuan Power Group, Cl H	95,400	222,954
China National Nuclear Power, Cl A	82,000	87,729
China Power International Development	273,900	137,671
China Resources Gas Group	25,320	136,055
China Resources Power Holdings	35,450	91,598
China Yangtze Power, Cl A	25,900	85,960
ENN Energy Holdings	7,430	128,656
ENN Natural Gas, Cl A	15,700	45,143
Guangdong Investment	114,260	143,944
Huadian Power International, Cl A	55,600	38,296
Huaneng Power International, Cl A	33,400	40,219
Huaneng Power International, Cl H	95,300	49,371
Kunlun Energy	84,960	77,762
SDIC Power Holdings, Cl A	46,800	77,114
Shenergy, Cl A	40,200	38,864
Shenzhen Energy Group, Cl A	32,480	41,192
Sichuan Chuantou Energy, Cl A	30,300	61,947

TOTAL CHINA		1,897,439
TOTAL COMMON STOCK
(Cost $1,492,997)		1,897,439
TOTAL INVESTMENTS — 97.2%
(Cost $1,492,997)		$1,897,439

Percentages are based on Net Assets of $1,952,582.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Utilities ETF

Cl — Class
As of October 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Real Estate ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 99.8%
Real Estate — 99.8%
Agile Group Holdings	58,500	$46,024
A-Living Smart City Services, Cl H	18,250	61,232
China Aoyuan Group	68,800	27,152
China Evergrande Group	99,900	29,794
China Fortune Land Development, Cl A *	22,320	12,829
China Jinmao Holdings Group	275,800	80,836
China Merchants Property Operation & Service, Cl A	6,100	12,862
China Merchants Shekou Industrial Zone Holdings, Cl A	27,300	44,472
China Overseas Land & Investment	149,100	328,903
China Overseas Property Holdings	20,100	18,087
China Resources Land	111,200	433,133
China Resources Mixc Lifestyle Services	5,100	26,847
China Vanke, Cl A	13,500	38,395
China Vanke, Cl H	56,100	131,397
CIFI Ever Sunshine Services Group	21,000	38,118
CIFI Holdings Group	152,900	84,911
Country Garden Holdings	299,800	281,723
Country Garden Services Holdings	55,700	433,195
Financial Street Holdings, Cl A	22,000	20,066
Gemdale, Cl A	18,600	29,486
Greenland Holdings Group, Cl A	39,955	25,648
Greentown China Holdings	46,000	63,627
Greentown Service Group	41,500	41,238
Guangzhou R&F Properties, Cl H	83,000	52,068
Hopson Development Holdings	33,530	91,594

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Jiangsu Zhongnan Construction Group, Cl A	19,100	$11,425
Jinke Properties Group, Cl A	30,100	20,873
Kaisa Group Holdings	157,242	24,256
KE Holdings ADR *	12,471	227,222
KWG Group Holdings	63,400	55,421
Logan Group	66,800	67,066
Longfor Group Holdings	70,700	343,546
Poly Developments and Holdings Group, Cl A	36,553	71,705
Poly Property Services, Cl H	7,000	39,324
Powerlong Real Estate Holdings	74,000	50,988
RiseSun Real Estate Development, Cl A	27,000	18,091
Seazen Group	102,300	81,140
Seazen Holdings, Cl A	8,000	42,782
Shanghai Lingang Holdings, Cl A	7,600	17,461
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	58,585	52,082
Shanghai Zhangjiang High-Tech Park Development, Cl A	7,800	20,332
Shenzhen Investment	152,700	37,493
Shimao Group Holdings	56,700	89,215
Shimao Services Holdings	30,000	57,231
Sunac China Holdings	98,900	213,080
Sunac Services Holdings	14,000	28,399
Wharf Holdings	59,500	206,516
Yango Group, Cl A	22,000	11,064
Youngor Group, Cl A	21,700	21,792
Yuexiu Property	69,920	61,659
Zhejiang China Commodities City Group, Cl A	27,600	21,036
Zhenro Properties Group	75,700	36,006
Zhongtian Financial Group, Cl A *	41,900	16,426

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI China Real Estate ETF

Value
COMMON STOCK — continued
TOTAL CHINA	$4,397,268
TOTAL COMMON STOCK
(Cost $6,124,886)	4,397,268
TOTAL INVESTMENTS — 99.8%
(Cost $6,124,886)	$4,397,268

Percentages are based on Net Assets of $4,404,749.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
As of October 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Greece ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.5%
GREECE — 96.1%
Communication Services — 14.8%
Hellenic Telecommunications Organization	1,271,164	$22,507,070

Consumer Discretionary — 15.6%
FF Group * (A)(B)(C)	452,712	5,239
FF Group ADR * (A)(B)(C)	200,300	2,318
JUMBO *	303,495	4,509,647
JUMBO ADR	140,000	2,080,260
OPAP	826,393	12,862,780
OPAP ADR	544,900	4,252,944
		23,713,188

Consumer Staples — 2.1%
Sarantis	311,877	3,150,820

Energy — 7.2%
Hellenic Petroleum	525,617	3,625,281
Motor Oil Hellas Corinth Refineries	335,297	5,696,153
Motor Oil Hellas Corinth Refineries ADR	183,300	1,556,987
		10,878,421

Financials — 30.6%
Alpha Services and Holdings *	11,942,593	15,181,848

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Eurobank Ergasias Services and Holdings *	13,641,088	$14,261,166
Hellenic Exchanges - Athens Stock Exchange	586,120	2,509,656
National Bank of Greece *	2,328,656	7,329,936
Piraeus Financial Holdings *	4,239,137	7,211,419
		46,494,025

Industrials — 11.3%
Aegean Airlines *	412,434	2,458,033
Ellaktor *	2,052,708	3,282,926
GEK Terna Holding Real Estate Construction *	402,130	4,500,066
Mytilineos	294,757	5,379,250
Mytilineos ADR	81,200	1,481,884
		17,102,159

Real Estate — 2.8%
LAMDA Development *	529,150	4,347,735

Utilities — 11.7%
Athens Water Supply & Sewage	371,071	3,246,420
Holding ADMIE IPTO	1,041,113	3,072,303
Public Power *	610,866	6,627,400
Terna Energy	351,893	4,764,556
		17,710,679

TOTAL GREECE		145,904,097
UNITED STATES — 3.4%
Materials — 3.4%
Titan Cement International	300,064	5,208,721

TOTAL COMMON STOCK
(Cost $151,115,576)		151,112,818
TOTAL INVESTMENTS — 99.5%
(Cost $151,115,576)		$151,112,818
Percentages are based on Net Assets of $151,828,163.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Greece ETF

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid (Unaudited). The total value of such securities as of October 31, 2021 was $7,557 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2021, was $7,557 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt
The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$151,105,261	$—	$7,557	$151,112,818
Total Investments in Securities	$151,105,261	$—	$7,557	$151,112,818

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X DAX Germany ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 94.5%
FRANCE — 4.6%
Industrials — 4.6%
Airbus *	15,751	$2,015,265

GERMANY — 77.5%
Communication Services — 3.7%
Deutsche Telekom	87,263	1,623,634

Consumer Discretionary — 13.6%
adidas	4,879	1,599,570
Bayerische Motoren Werke	8,654	873,692
Continental *	2,908	341,643
Daimler	22,727	2,255,026
Puma	2,710	336,508
Zalando *	6,253	590,334
		5,996,773

Consumer Staples — 1.5%
Beiersdorf	2,653	282,149

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
HelloFresh *	4,681	$379,195
		661,344

Financials — 11.9%
Allianz	11,117	2,587,817
Deutsche Bank *	55,781	719,501
Deutsche Boerse	4,956	823,591
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3,785	1,122,202
		5,253,111

Health Care — 8.4%
Bayer	26,590	1,497,633
Fresenius & KGaA	11,054	502,286
Fresenius Medical Care & KGaA	5,351	355,817
Merck KGaA	3,490	824,721
Siemens Healthineers	7,499	498,649
		3,679,106

Industrials — 13.7%
Brenntag	4,164	396,296
Deutsche Post	26,391	1,634,549
MTU Aero Engines	1,436	319,648
Siemens	20,353	3,304,077
Siemens Energy *	12,698	364,723
		6,019,293

Information Technology — 13.1%
Infineon Technologies	35,223	1,646,569
SAP	28,246	4,096,409
		5,742,978

Materials — 6.5%
BASF	24,861	1,791,815
Covestro	5,202	333,508
HeidelbergCement	3,944	297,311

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Symrise, Cl A	3,278	$453,507
		2,876,141

Real Estate — 1.9%
Vonovia	13,964	847,743

Utilities — 3.2%
E.ON	56,112	712,082
RWE	18,254	702,808
		1,414,890

TOTAL GERMANY		34,115,013
SAUDI ARABIA — 1.4%
Consumer Discretionary — 1.4%
Delivery Hero *	5,003	622,683

UNITED KINGDOM — 10.2%
Materials — 10.2%
Linde	13,934	4,490,833

UNITED STATES — 0.8%
Health Care — 0.8%
QIAGEN *	6,156	339,031

TOTAL COMMON STOCK
(Cost $36,094,769)		41,582,825

PREFERRED STOCK — 5.4%
GERMANY— 5.4%
Consumer Discretionary — 3.5%
Porsche Automobil Holding (A)	4,127	428,977
Volkswagen (A)	4,946	1,109,376
		1,538,353
Consumer Staples — 0.9%
Henkel & KGaA (A)	4,703	421,143
Health Care — 1.0%
Sartorius (A)	663	429,969

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X DAX Germany ETF

Value
PREFERRED STOCK — continued
TOTAL GERMANY	$2,389,465
TOTAL PREFERRED STOCK
(Cost $2,316,770)	2,389,465
TOTAL INVESTMENTS — 99.9%
(Cost $38,411,539)	$43,972,290

Percentages are based on Net Assets of $44,032,503.
*	Non-income producing security.
(A)	There is currently no stated interest rate.

Cl — Class

As of October 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Portugal ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.5%
CHINA — 3.5%
Industrials — 3.5%
Fosun International	326,990	$384,617

PORTUGAL — 73.3%
Communication Services — 5.3%
NOS SGPS	116,298	454,092
Pharol SGPS * (A)	681,328	71,277
Sonaecom	31,375	62,814
		588,183

Consumer Discretionary — 0.7%
Ibersol SGPS *	12,808	73,517

Consumer Staples — 9.1%
Jeronimo Martins	22,220	503,995

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sonae	449,465	$494,915
		998,910

Energy — 4.6%
Galp Energia	48,221	501,786

Financials — 5.3%
Banco Comercial Portugues, Cl R *	3,202,473	578,515
Banco Espirito Santo *(B)(C)(D)	2,085,614	—
BANIF - Banco Internacional do Funchal *(B)(C)(D)	55,479,410	13
		578,528

Industrials — 5.8%
CTT-Correios de Portugal	89,487	492,938
Mota-Engil * (A)	94,299	147,322
		640,260

Information Technology — 0.6%
Novabase SGPS *	12,674	69,228

Materials — 15.7%
Altri	68,765	445,637
Corticeira Amorim SGPS	34,397	480,058
Navigator	132,497	518,261
Ramada Investimentos E Industria (A)	6,373	43,071
Semapa-Sociedade de Investimento e Gestao	16,746	235,264
		1,722,291

Utilities — 26.2%
Energias de Portugal	422,331	2,387,012
REN - Redes Energeticas Nacionais	163,975	500,016
		2,887,028

TOTAL PORTUGAL		8,059,731
SPAIN — 22.7%
Industrials — 1.0%
Grupo Empresarial San Jose	21,838	108,670

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Portugal ETF

	Shares/Number of Rights/Face Amount	Value
COMMON STOCK — continued
Utilities — 21.7%
EDP Renovaveis	85,802	$2,392,987

TOTAL SPAIN		2,501,657
TOTAL COMMON STOCK
(Cost $13,688,166)		10,946,005

RIGHTS — 0.0%
Portugal — 0.0%
Ibesol SGPS *#	12,808	4,391

TOTAL RIGHTS (Cost $–)		4,391

SHORT-TERM INVESTMENT(E)(F) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $89,656)	89,656	89,656

REPURCHASE AGREEMENT(E) — 0.7%
BNP Paribas
0.030%, dated 10/29/2021, to be repurchased on 11/01/2021, repurchase price $72,170 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,902 - $9,679, 0.750% - 1.250%, 01/31/2028 - 03/31/2028, with a total market value of $73,750)

(Cost $72,170)	$72,170	72,170
TOTAL INVESTMENTS — 101.0%
(Cost $13,849,992)		$11,112,222

Percentages are based on Net Assets of $11,004,988.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Portugal ETF

*	Non-income producing security.
#	Expiration Date not available.
(A)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $133,980.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid (Unaudited). The total value of such securities as of October 31, 2021 was $13 and represented 0.0% of Net Assets.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2021, was $13 and represents 0.0% of Net Assets.

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $161,826.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2021.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$10,945,992	$—	$13	$10,946,005
Right	4,391	—	—	4,391
Short-Term Investment	89,656	—	—	89,656
Repurchase Agreement	—	72,170	—	72,170
Total Investments in Securities	$11,040,039	$72,170	$13	$11,112,222

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Colombia ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 93.4%
CANADA — 2.5%
Energy — 2.5%
Parex Resources	52,438	$1,016,566

CHILE — 3.2%
Energy — 1.7%
Empresas COPEC	89,503	706,038

Utilities — 1.5%
Enel Americas	5,594,870	637,885

TOTAL CHILE		1,343,923
COLOMBIA — 83.5%
Communication Services — 1.7%
Millicom International Cellular SDR *	19,868	694,923

Consumer Staples — 4.1%
Grupo Nutresa	292,085	1,694,020

Energy — 16.1%
Canacol Energy	373,589	1,169,396
Ecopetrol ADR	367,744	5,571,322
		6,740,718
Financials — 35.6%
Banco de Bogota	54,856	1,097,123
Bancolombia	360,534	3,199,688

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bancolombia ADR	170,553	$6,127,969
Financiera Colombiana *	192,018	1,501,236
Grupo Aval Acciones y Valores ADR	227,974	1,374,683
Grupo de Inversiones Suramericana	275,848	1,595,489
		14,896,188

Materials — 9.6%
Cementos Argos	1,017,970	1,703,327
Grupo Argos	587,326	1,826,210
Mineros	477,883	506,847
		4,036,384

Utilities — 16.4%
Celsia ESP	1,097,039	1,238,400
Grupo Energia Bogota	2,474,211	1,773,352
Interconexion Electrica	648,890	3,865,993
		6,877,745

TOTAL COLOMBIA		34,939,978
UNITED STATES — 4.2%
Industrials — 4.2%
Tecnoglass	61,257	1,769,102

TOTAL COMMON STOCK
(Cost $42,663,609)		39,069,569

PREFERRED STOCK — 6.3%
COLOMBIA— 6.3%
Financials — 6.3%
Banco Davivienda (A)	206,318	1,843,547
Grupo Aval Acciones y Valores (A)	1,431,941	433,923
Grupo de Inversiones Suramericana (A)	68,732	342,122
TOTAL COLOMBIA		2,619,592

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Colombia ETF

Value
PREFERRED STOCK — continued
TOTAL PREFERRED STOCK
(Cost $3,306,962)	$2,619,592
TOTAL INVESTMENTS — 99.7%
(Cost $45,970,571)	$41,689,161

Percentages are based on Net Assets of $41,830,802.
*	Non-income producing security.
(A)	There is currently no stated interest rate.

ADR — American Depositary Receipt
SDR — Swedish Depository Receipt

As of October 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Argentina ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 96.2%
ARGENTINA — 51.7%
Communication Services — 2.2%
Telecom Argentina ADR * (A)	149,550	$755,227

Consumer Discretionary — 21.9%
Despegar.com *	88,899	988,557
MercadoLibre *	4,484	6,640,894
		7,629,451

Energy — 5.8%
Transportadora de Gas del Sur ADR * (A)	119,150	632,687
YPF ADR *	334,737	1,405,895
		2,038,582

Financials — 11.1%
Banco BBVA Argentina ADR *	120,615	458,337
Banco Macro ADR * (A)	76,181	1,198,327

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Grupo Financiero Galicia ADR	185,297	$1,969,707
Grupo Supervielle ADR (A)	106,161	231,431
		3,857,802

Industrials — 0.9%
America Airports * (A)	54,016	304,650

Materials — 2.0%
Loma Negra Cia Industrial Argentina ADR *	101,355	687,187

Real Estate — 1.8%
Cresud SACIF y A ADR *	59,757	316,712
IRSA Inversiones y Representaciones ADR *	38,701	181,508
IRSA Propiedades Comerciales ADR	44,939	125,829
		624,049

Utilities — 6.0%
Central Puerto ADR * (A)	167,275	588,808
Empresa Distribuidora Y Comercializadora Norte ADR * (A)	35,279	236,017
Pampa Energia ADR *	69,373	1,271,607
		2,096,432

TOTAL ARGENTINA		17,993,380
BRAZIL — 7.3%
Consumer Discretionary — 3.0%
Arcos Dorados Holdings, Cl A *	219,656	1,047,759

Consumer Staples — 4.3%
Adecoagro *	169,784	1,487,308

TOTAL BRAZIL		2,535,067
CANADA — 8.9%
Materials — 8.9%
SSR Mining	102,789	1,618,685
Yamana Gold	375,423	1,471,950

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Argentina ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL CANADA		$3,090,635
CHILE — 7.4%
Consumer Staples — 7.4%
Cencosud	875,490	1,284,129
Cia Cervecerias Unidas	154,631	1,299,025

TOTAL CHILE		2,583,154
UNITED STATES — 20.9%
Information Technology — 20.9%
Globant *	22,823	7,284,874

TOTAL COMMON STOCK
(Cost $50,262,949)		33,487,110

PREFERRED STOCK — 3.6%
CHILE— 3.6%
Consumer Staples — 3.6%
Embotelladora Andina (B)
(Cost $1,420,933)	600,850	1,244,188

SHORT-TERM INVESTMENT(C)(D) — 2.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $942,208)	942,208	942,208

REPURCHASE AGREEMENT(C) — 2.2%
BNP Paribas
0.030%, dated 10/29/2021, to be repurchased on 11/01/2021, repurchase price $758,447 (collateralized by various U.S. Treasury Obligations, ranging in par value $30,503 - $101,720, 0.750% - 1.250%, 01/31/2028 - 03/31/2028, with a total market value of $775,066)

(Cost $758,445)	$758,445	758,445

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Argentina ETF

Value
TOTAL INVESTMENTS — 104.7%
(Cost $53,384,535)	$36,431,951

Percentages are based on Net Assets of $34,810,038.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $1,592,165.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $1,700,653.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$33,487,110	$—	$—	$33,487,110
Preferred Stock	1,244,188	—	—	1,244,188
Short-Term Investment	942,208	—	—	942,208
Repurchase Agreement	—	758,445	—	758,445
Total Investments in Securities	$35,673,506	$758,445	$—	$36,431,951

For the year ended October 31, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Pakistan ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.1%
PAKISTAN — 99.1%
Consumer Discretionary — 3.3%
Honda Atlas Cars Pakistan	130,436	$179,312
Indus Motor	43,420	302,097
Nishat Mills	607,143	320,749
		802,158

Energy — 20.2%
Mari Petroleum	105,162	1,044,146
Oil & Gas Development	2,152,302	1,071,312
Pakistan Oilfields	394,521	881,769
Pakistan Petroleum	2,118,009	938,232
Pakistan State Oil	820,317	911,618
		4,847,077

Financials — 26.4%
Bank Al Habib	2,748,858	1,126,189
Bank Alfalah	2,924,038	620,835
Habib Bank	2,184,306	1,609,180
MCB Bank	1,544,058	1,478,328
National Bank of Pakistan *	1,813,593	363,566
United Bank	1,371,311	1,121,312
		6,319,410

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 2.2%
Searle	506,514	$528,164

Industrials — 9.0%
Millat Tractors	160,409	834,587
Pak Elektron *	1,063,426	164,808
Pakistan International Bulk Terminal *	3,587,040	168,408
TRG Pakistan	1,414,000	987,694
		2,155,497

Materials — 30.7%
DG Khan Cement	798,177	410,018
Engro	1,033,128	1,708,628
Engro Fertilizers	2,009,519	838,072
Fauji Cement *	2,886,729	337,811
Fauji Fertilizer	1,778,586	1,067,567
Fauji Fertilizer Bin Qasim *	1,248,336	179,615
International Steels	410,950	195,624
Lucky Cement *	481,494	2,172,782
Maple Leaf Cement Factory *	2,006,200	450,677
		7,360,794

Utilities — 7.3%
Hub Power	3,608,245	1,601,323
Kot Addu Power	840,321	137,396
		1,738,719

TOTAL PAKISTAN		23,751,819
TOTAL COMMON STOCK
(Cost $27,697,547)		23,751,819
TOTAL INVESTMENTS — 99.1%
(Cost $27,697,547)		$23,751,819

Percentages are based on Net Assets of $23,967,469.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Pakistan ETF

*	Non-income producing security.

As of October 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Nigeria ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 93.0%
NIGERIA — 89.7%
Communication Services — 4.8%
Nigeria Communications	5,229,146	$2,219,306

Consumer Staples — 22.5%
Dangote Sugar Refinery	35,842,141	1,472,668
Flour Mills of Nigeria	22,802,438	1,620,282
Nestle Nigeria	1,149,667	3,890,112
Nigerian Breweries	12,878,528	1,649,696
UAC of Nigeria	36,106,199	986,103
Unilever Nigeria *	23,383,901	881,665
		10,500,526

Financials — 40.1%
Access Bank	70,226,796	1,612,458
FBN Holdings	88,252,704	2,356,960
FCMB Group	162,598,933	1,253,633
Fidelity Bank	167,957,655	1,128,513
Guaranty Trust Holding	62,675,911	4,339,976
Stanbic IBTC Holdings	18,901,509	1,781,653
Sterling Bank	201,593,633	725,981
United Bank for Africa	89,823,005	1,867,016
Zenith Bank	59,101,971	3,606,827
		18,673,017

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Nigeria ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — 20.1%
Dangote Cement	10,917,311	$7,388,150
Lafarge Africa	30,156,855	1,967,940
		9,356,090

Utilities — 2.2%
Transnational Corp of Nigeria	404,740,021	1,046,699

TOTAL NIGERIA		41,795,638
TOGO — 3.3%
Financials — 3.3%
Ecobank Transnational *	72,630,090	1,562,315

TOTAL COMMON STOCK
(Cost $41,053,801)		43,357,953

U.S. TREASURY OBLIGATION — 12.9%
U.S. Treasury Bill
0.050%, 11/23/21(A)
(Cost $5,999,816)	$6,000,000	5,999,795
TOTAL INVESTMENTS — 105.9%
(Cost $47,053,617)		$49,357,748

Percentages are based on Net Assets of $46,591,986.
*	Non-income producing security.
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Nigeria ETF

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$43,357,953	$—	$—	$43,357,953
U.S. Treasury Obligation	—	5,999,795	—	5,999,795
Total Investments in Securities	$43,357,953	$5,999,795	$—	$49,357,748

For the year ended October 31, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Next Emerging & Frontier ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
BAHRAIN — 0.8%
Financials — 0.8%
Ahli United Bank BSC	183,077	$177,945

BANGLADESH — 0.8%
Communication Services — 0.2%
GrameenPhone	8,401	34,846

Financials — 0.0%
BRAC Bank	22,793	12,297

Health Care — 0.6%
Square Pharmaceuticals	48,414	123,077

TOTAL BANGLADESH		170,220
CHILE — 1.8%
Consumer Discretionary — 0.4%
Falabella	29,093	80,668

Consumer Staples — 0.6%
Cencosud	55,154	80,897

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Cia Cervecerias Unidas	5,757	$48,364
		129,261

Financials — 0.6%
Banco de Chile	683,332	59,463
Banco de Credito e Inversiones	818	27,632
Banco Santander Chile	1,045,704	45,885
		132,980

Utilities — 0.2%
Enel Chile	1,067,089	43,838

TOTAL CHILE		386,747
CZECH REPUBLIC — 1.3%
Financials — 0.3%
Komercni Banka	1,185	46,022
Moneta Money Bank	5,810	22,735
		68,757

Utilities — 1.0%
CEZ	6,327	209,071

TOTAL CZECH REPUBLIC		277,828
EGYPT — 0.4%
Financials — 0.4%
Commercial International Bank Egypt SAE	26,149	84,905

GREECE — 1.7%
Communication Services — 0.7%
Hellenic Telecommunications Organization	8,898	157,547

Consumer Discretionary — 0.6%
OPAP	8,045	125,220

Financials — 0.4%
Alpha Services and Holdings *	33,467	42,544
Eurobank Ergasias Services and Holdings *	40,426	42,264
		84,808

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL GREECE		$367,575
ICELAND — 1.7%
Financials — 0.3%
Arion Banki HF	43,151	65,416

Industrials — 1.4%
Marel HF	45,214	301,380

TOTAL ICELAND		366,796
INDONESIA — 11.0%
Communication Services — 2.8%
Sarana Menara Nusantara	834,644	68,339
Telkom Indonesia Persero	1,752,987	470,185
Tower Bersama Infrastructure	291,904	60,575
		599,099

Consumer Discretionary — 1.5%
Astra International	737,061	313,449

Consumer Staples — 1.7%
Charoen Pokphand Indonesia	268,528	117,514
Gudang Garam	17,782	42,047
Indofood CBP Sukses Makmur	85,890	53,350
Indofood Sukses Makmur	159,592	71,530
Unilever Indonesia	277,395	86,542
		370,983

Financials — 4.1%
Bank Central Asia	779,580	411,319
Bank Mandiri	261,882	132,628
Bank Negara Indonesia Persero	110,556	54,624
Bank Rakyat Indonesia Persero	971,890	291,550
		890,121

Health Care — 0.4%
Kalbe Farma	766,874	86,606

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.5%
Indocement Tunggal Prakarsa	50,904	$42,487
Semen Indonesia Persero	107,820	69,255
		111,742

TOTAL INDONESIA		2,372,000
JORDAN — 0.1%
Financials — 0.1%
Arab Bank	3,978	27,773

KAZAKHSTAN — 1.3%
Energy — 1.0%
NAC Kazatomprom JSC GDR	5,013	217,564

Financials — 0.3%
Halyk Savings Bank of Kazakhstan JSC GDR	3,144	56,592

TOTAL KAZAKHSTAN		274,156
KENYA — 1.8%
Communication Services — 1.6%
Safaricom	938,556	360,918

Financials — 0.2%
Equity Group Holdings *	84,940	37,929

TOTAL KENYA		398,847
KUWAIT — 1.8%
Financials — 1.5%
National Bank of Kuwait SAK	102,914	337,983

Real Estate — 0.3%
Mabanee KPSC	22,580	58,950

TOTAL KUWAIT		396,933
LUXEMBOURG — 0.2%
Financials — 0.2%
Reinet Investments SCA	1,860	33,737

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
MALAYSIA — 7.2%
Communication Services — 1.8%
Axiata Group	106,255	$101,354
DiGi.com	120,264	122,849
Maxis	90,658	102,239
Telekom Malaysia	43,660	61,046
		387,488

Consumer Staples — 1.2%
Nestle Malaysia	2,784	90,425
PPB Group	24,786	108,817
QL Resources	42,232	51,502
		250,744

Energy — 0.3%
Petronas Dagangan	11,526	56,670

Financials — 2.0%
CIMB Group Holdings	100,872	127,156
Hong Leong Bank	10,200	46,357
Public Bank	219,222	220,757
RHB Bank	29,754	40,093
		434,363

Health Care — 0.1%
Kossan Rubber Industries	49,272	28,081

Industrials — 0.3%
Malaysia Airports Holdings *	41,618	65,125

Utilities — 1.5%
Petronas Gas	30,591	123,664
Tenaga Nasional	89,515	208,818
		332,482

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL MALAYSIA		$1,554,953
MEXICO — 5.1%
Communication Services — 0.9%
Grupo Televisa	94,237	191,749

Consumer Staples — 0.4%
Kimberly-Clark de Mexico, Cl A	59,756	94,741

Financials — 1.3%
Grupo Financiero Banorte, Cl O	39,042	247,730
Grupo Financiero Inbursa, Cl O *	33,902	34,112
		281,842

Industrials — 1.9%
Grupo Aeroportuario del Pacifico, Cl B	14,608	184,550
Grupo Aeroportuario del Sureste, Cl B	8,153	164,778
Promotora y Operadora de Infraestructura	8,801	64,863
		414,191

Real Estate — 0.6%
Fibra Uno Administracion ‡	122,200	121,706

TOTAL MEXICO		1,104,229
MOROCCO — 0.4%
Financials — 0.4%
Attijariwafa Bank	1,311	70,837
Banque Centrale Populaire	751	23,802

TOTAL MOROCCO		94,639
NIGERIA — 0.6%
Financials — 0.2%
Guaranty Trust Holding	216,406	14,985
Zenith Bank	230,376	14,059
		29,044

Materials — 0.4%
Dangote Cement	131,575	89,042
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL NIGERIA		$118,086
PERU — 0.6%
Financials — 0.6%
Credicorp	1,020	132,253

PHILIPPINES — 4.4%
Communication Services — 0.5%
PLDT	2,919	95,080

Financials — 0.7%
Bank of the Philippine Islands	28,144	48,544
BDO Unibank	29,656	73,008
Metropolitan Bank & Trust	30,052	28,437
		149,989

Industrials — 0.8%
SM Investments	9,460	181,093

Real Estate — 2.2%
Ayala Land	317,622	221,157
SM Prime Holdings	395,703	259,825
		480,982

Utilities — 0.2%
Manila Electric	8,692	49,486

TOTAL PHILIPPINES		956,630
POLAND — 4.7%
Communication Services — 0.5%
Cyfrowy Polsat	11,313	101,250

Consumer Discretionary — 0.7%
Allegro.eu *	14,032	158,811

Consumer Staples — 0.8%
Dino Polska *	1,923	171,913

Energy — 0.5%
Polskie Gornictwo Naftowe i Gazownictwo	67,000	101,105

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.8%
Bank Polska Kasa Opieki	2,869	$94,814
Powszechna Kasa Oszczednosci Bank Polski *	13,170	161,212
Powszechny Zaklad Ubezpieczen	9,093	91,007
Santander Bank Polska	537	49,906
		396,939

Utilities — 0.4%
PGE Polska Grupa Energetyczna *	32,497	79,950

TOTAL POLAND		1,009,968
QATAR — 4.3%
Energy — 0.8%
Qatar Fuel QSC	18,818	95,046
Qatar Gas Transport	96,263	85,926
		180,972

Financials — 1.1%
Commercial Bank PSQC	30,904	51,860
Masraf Al Rayan QSC	55,250	72,458
Qatar International Islamic Bank QSC	11,117	29,892
Qatar Islamic Bank SAQ	17,415	88,103
		242,313

Industrials — 1.2%
Industries Qatar QSC	59,286	258,247

Materials — 0.5%
Mesaieed Petrochemical Holding	169,824	111,941

Real Estate — 0.3%
Barwa Real Estate	73,558	63,638

Utilities — 0.4%
Qatar Electricity & Water QSC	16,987	78,380

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL QATAR		$935,491
ROMANIA — 1.8%
Energy — 0.8%
OMV Petrom	875,169	100,872
Societatea Nationala de Gaze Naturale ROMGAZ	8,927	77,847
		178,719

Financials — 0.5%
Banca Transilvania	142,418	83,573
BRD-Groupe Societe Generale	6,535	28,204
		111,777

Real Estate — 0.5%
NEPI Rockcastle	14,837	99,955

TOTAL ROMANIA		390,451
SAUDI ARABIA — 10.0%
Communication Services — 2.0%
Etihad Etisalat	7,040	56,776
Mobile Telecommunications Saudi Arabia *	8,196	29,673
Saudi Telecom	11,220	349,980
		436,429

Consumer Discretionary — 0.3%
Jarir Marketing	1,097	59,311

Consumer Staples — 0.7%
Abdullah Al Othaim Markets	820	25,316
Almarai JSC	4,666	65,806
Savola Group	5,157	50,320
		141,442

Financials — 4.3%
Al Rajhi Bank	8,836	326,500
Alinma Bank	7,047	47,251
Arab National Bank	4,763	29,231

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank AlBilad *	2,919	$32,841
Bank Al-Jazira	2,868	14,681
Banque Saudi Fransi	4,248	47,849
Bupa Arabia for Cooperative Insurance	429	16,538
Company for Cooperative Insurance	436	9,997
Riyad Bank	9,721	76,583
Saudi British Bank	5,915	52,276
Saudi National Bank	15,826	278,049
		931,796

Health Care — 0.4%
Dr Sulaiman Al Habib Medical Services Group	1,033	45,662
Mouwasat Medical Services	966	46,305
		91,967

Materials — 1.6%
SABIC Agri-Nutrients	4,003	175,023
Saudi Kayan Petrochemical *	13,717	74,456
Yanbu National Petrochemical	4,726	95,883
		345,362

Real Estate — 0.1%
Dar Al Arkan Real Estate Development *	10,387	27,387

Utilities — 0.6%
Saudi Electricity	15,567	118,281

TOTAL SAUDI ARABIA		2,151,975
SOUTH AFRICA — 8.8%
Communication Services — 0.5%
MultiChoice Group	13,091	104,616

Consumer Discretionary — 0.5%
Mr Price Group	8,911	117,226

Consumer Staples — 2.1%
Clicks Group	8,605	157,857

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Shoprite Holdings	17,507	$209,036
Tiger Brands	6,005	76,117
		443,010

Financials — 4.5%
Absa Group	9,816	90,410
Capitec Bank Holdings	1,104	123,966
Discovery *	6,134	56,469
FirstRand	67,852	258,954
Nedbank Group	5,119	58,569
Old Mutual	64,057	65,701
Remgro	7,200	63,772
Sanlam	25,794	106,485
Standard Bank Group	17,675	157,482
		981,808

Industrials — 0.6%
Bidvest Group	10,070	126,796

Materials — 0.6%
African Rainbow Minerals	3,887	52,047
Harmony Gold Mining	19,505	71,206
		123,253

TOTAL SOUTH AFRICA		1,896,709
SRI LANKA — 0.2%
Industrials — 0.2%
John Keells Holdings	57,075	42,100

THAILAND — 10.3%
Communication Services — 1.2%
Advanced Info Service NVDR	33,736	192,152
Intouch Holdings PCL NVDR	31,774	72,056
		264,208

Consumer Discretionary — 0.9%
Central Retail NVDR	51,216	53,636

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Home Product Center NVDR	167,656	$73,767
PTT Oil & Retail Business NVDR	85,020	70,460
		197,863

Consumer Staples — 1.6%
Berli Jucker NVDR	33,998	34,580
CP ALL NVDR	165,728	319,644
		354,224

Energy — 0.9%
PTT Exploration & Production NVDR	39,454	139,707
Thai Oil NVDR	31,798	53,424
		193,131

Financials — 0.3%
Krungthai Card NVDR	9,384	16,332
Siam Commercial Bank NVDR	9,544	36,240
Srisawad NVDR	7,754	14,955
		67,527

Health Care — 1.2%
Bangkok Dusit Medical Services NVDR	270,538	191,596
Bumrungrad Hospital NVDR	13,542	59,380
		250,976

Industrials — 1.7%
Airports of Thailand NVDR	121,590	236,346
Bangkok Expressway & Metro NVDR	216,470	58,713
BTS Group Holdings PCL NVDR	223,698	64,381
		359,440

Materials — 0.3%
SCG Packaging NVDR	36,452	70,581

Real Estate — 0.8%
Central Pattana NVDR	57,222	102,175
Land & Houses NVDR	236,936	60,336
		162,511

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.4%
Electricity Generating	5,828	$31,351
Electricity Generating NVDR	900	4,841
Electricity Generating PCL	900	4,841
Energy Absolute NVDR	42,256	83,411
Global Power Synergy NVDR	19,956	46,909
Gulf Energy Development NVDR	83,186	108,424
Ratch Group NVDR	22,504	30,858
		310,635

TOTAL THAILAND		2,231,096
TURKEY — 2.2%
Communication Services — 0.4%
Turkcell Iletisim Hizmetleri	46,731	74,312

Consumer Staples — 0.5%
BIM Birlesik Magazalar	17,885	115,604

Energy — 0.3%
Tupras Turkiye Petrol Rafinerileri *	4,829	70,211

Financials — 0.3%
Akbank Turk	46,781	28,511
Turkiye Garanti Bankasi	34,669	35,516
		64,027

Industrials — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret	26,352	45,029

Materials — 0.5%
Eregli Demir ve Celik Fabrikalari	55,026	112,683

TOTAL TURKEY		481,866
UNITED ARAB EMIRATES — 6.2%
Communication Services — 2.0%
Emirates Telecommunications Group PJSC	62,505	435,628

Consumer Discretionary — 0.5%
Abu Dhabi National Oil for Distribution PJSC	96,640	112,606

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.9%
Abu Dhabi Commercial Bank PJSC	41,857	$94,582
Abu Dhabi Islamic Bank PJSC	21,787	34,640
Dubai Islamic Bank PJSC	27,162	37,787
Emirates NBD Bank PJSC	38,031	144,435
First Abu Dhabi Bank PJSC	65,785	319,151
		630,595

Real Estate — 0.8%
Aldar Properties PJSC	148,976	163,855

TOTAL UNITED ARAB EMIRATES		1,342,684
VIETNAM — 8.3%
Consumer Staples — 2.2%
Masan Group	31,810	210,981
Saigon Beer Alcohol Beverage	4,950	34,920
Vietnam Dairy Products JSC	56,696	226,021
		471,922

Financials — 0.3%
Bank for Foreign Trade of Vietnam JSC	11,550	49,750
Ho Chi Minh City Development Joint Stock Commercial Bank *	8	9
Saigon - Hanoi Commercial Joint Stock Bank *	18,000	22,113
		71,872

Industrials — 0.3%
Vietjet Aviation JSC *	12,480	72,407

Materials — 2.0%
Hoa Phat Group JSC	169,755	426,038

Real Estate — 3.5%
No Va Land Investment Group *	33,383	160,374
Vincom Retail JSC *	71,990	98,723
Vingroup JSC *	74,229	312,557
Vinhomes JSC	50,557	189,993
		761,647

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Next Emerging & Frontier ETF

	Shares/Number of Warrants	Value
COMMON STOCK — continued
TOTAL VIETNAM		$1,803,886
TOTAL COMMON STOCK
(Cost $19,525,061)		21,582,478

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group, Expires 12/31/24 *	10,155	438
BTS Group, Expires 12/31/24 * (A)(B)(C)	20,310	—
BTS Group, Expires 12/31/26 * (A)(B)(C)	40,620	—

TOTAL WARRANTS
(Cost $–)		438
TOTAL INVESTMENTS — 99.8%
(Cost $19,525,061)		$21,582,916

Percentages are based on Net Assets of $21,627,732.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid (Unaudited). The total value of such securities as of October 31, 2021 was $0 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2021, was $0 and represents 0.0% of Net Assets.

Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company
NVDR  — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Next Emerging & Frontier ETF

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$15,812,686	$5,769,792	$—	$21,582,478
Warrants	438	—	—	438
Total Investments in Securities	$15,813,124	$5,769,792	$—	$21,582,916

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Norway ETF‡

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
BRAZIL — 4.7%
Materials — 4.7%
Yara International	94,606	$4,929,761

DENMARK — 0.1%
Consumer Staples — 0.1%
Atlantic Sapphire *	10,479	52,461

FAROE ISLANDS — 2.5%
Consumer Staples — 2.5%
Bakkafrost P/F	27,800	2,563,990

FRANCE — 2.1%
Communication Services — 2.1%
Adevinta, Cl B *	133,310	2,191,287

NETHERLANDS — 0.1%
Industrials — 0.1%
Meltwater Holding BV *	17,294	80,139

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Norway ETF‡

	Shares	Value
COMMON STOCK — continued
NORWAY — 87.5%
Communication Services — 10.6%
Kahoot! *	95,201	$566,076
Schibsted, Cl A	40,962	2,109,766
Schibsted, Cl B	54,083	2,438,412
Telenor	377,110	5,944,655
		11,058,909

Consumer Discretionary — 0.8%
Europris	92,109	679,442
XXL *	75,608	124,951
		804,393

Consumer Staples — 15.4%
Aker BioMarine *	11,108	56,004
Austevoll Seafood	50,329	678,843
Grieg Seafood *	27,563	305,792
Leroy Seafood Group	165,414	1,501,755
Mowi	237,481	6,866,745
Norway Royal Salmon	5,829	122,240
Orkla	415,578	4,036,255
Salmar	31,318	2,380,513
		15,948,147

Energy — 15.0%
Aker Solutions *	57,659	163,108
BW Energy *	34,581	112,623
BW Offshore	49,635	161,004
DNO *	267,968	389,631
Equinor	523,390	13,225,044
FLEX LNG	16,421	331,165
Frontline *	54,443	483,334
Ocean Yield	33,294	161,367
TGS	64,755	594,938
		15,622,214

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Norway ETF‡

	Shares	Value
COMMON STOCK — continued
Financials — 22.5%
Aker, Cl A	14,354	$1,318,437
DNB Bank	498,245	11,826,936
Gjensidige Forsikring	110,613	2,747,247
Protector Forsikring	40,314	466,556
Sbanken	43,842	513,087
Sparebank 1 Nord Norge	52,583	636,518
Sparebank 1 Oestlandet	22,250	366,130
SpareBank 1 SMN	71,725	1,192,124
SpareBank 1 SR-Bank	98,889	1,512,683
Storebrand	258,723	2,769,116
		23,348,834

Health Care — 0.3%
Vaccibody *	41,532	319,126

Industrials — 9.9%
Aker Carbon Capture *	53,537	192,268
Bonheur	11,662	459,764
Golden Ocean Group	72,221	650,555
Hexagon Composites *	60,848	244,707
Hexagon Purus Holding *	25,165	91,104
Kongsberg Gruppen	49,703	1,627,526
NEL *	781,750	1,647,725
Quantafuel *	24,072	78,255
Stolt-Nielsen	14,026	215,547
TOMRA Systems	61,411	3,957,925
Veidekke	59,589	856,575
Wallenius Wilhelmsen, Cl B *	58,211	264,930
		10,286,881

Information Technology — 4.3%
Atea	45,612	851,926
Crayon Group Holding *	27,254	635,013
LINK Mobility Group Holding *	32,929	105,101
Nordic Semiconductor *	85,370	2,522,963

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Norway ETF‡

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Pexip Holding *	38,967	$183,427
Volue *	19,358	135,242
		4,433,672

Materials — 6.5%
Borregaard	52,503	1,272,341
Elkem	144,240	570,528
Norsk Hydro	665,200	4,865,956
		6,708,825

Real Estate — 1.8%
Entra	70,841	1,765,309
Selvaag Bolig	22,961	140,872
		1,906,181

Utilities — 0.4%
Aker Horizons Holding *	34,323	141,199
Fjordkraft Holding	53,433	317,403
		458,602

TOTAL NORWAY		90,895,784
SINGAPORE — 0.3%
Energy — 0.3%
BW LPG	42,785	227,599
Hafnia *	58,910	125,072

TOTAL SINGAPORE		352,671
SOUTH AFRICA — 1.2%
Utilities — 1.2%
Scatec	65,929	1,294,529

SWEDEN — 0.0%
Financials — 0.0%
Industrivarden, Cl A	1,062	35,019

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI Norway ETF‡

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 1.1%
Energy — 1.1%
Subsea 7	124,889	$1,118,484

UNITED STATES — 0.1%
Information Technology — 0.1%
REC Silicon *	54,036	97,669

TOTAL COMMON STOCK
(Cost $99,717,852)		103,611,794
TOTAL INVESTMENTS — 99.7%
(Cost $99,717,852)		$103,611,794

Percentages are based on Net Assets of $103,935,253.
*	Non-income producing security.
‡	Formerly known as Global X FTSE Nordic Region ETF (See Note 1 in Notes to Financial Statements).

Cl — Class
As of October 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X FTSE Southeast Asia ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 1.7%
Consumer Staples — 1.7%
Wilmar International	187,613	$601,029

INDONESIA — 19.4%
Communication Services — 3.1%
Telkom Indonesia Persero	4,139,031	1,110,169

Consumer Discretionary — 2.1%
Astra International	1,796,269	763,898

Consumer Staples — 0.6%
Hanjaya Mandala Sampoerna	752,995	55,009
Unilever Indonesia	499,272	155,764
		210,773

Financials — 13.6%
Bank Central Asia	4,305,635	2,271,722
Bank Mandiri	1,654,199	837,754

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank Rakyat Indonesia Persero	5,803,218	$1,740,863
		4,850,339

TOTAL INDONESIA		6,935,179
MALAYSIA — 16.2%
Consumer Staples — 0.9%
Sime Darby Plantation	319,446	309,340

Financials — 9.0%
CIMB Group Holdings	620,692	782,423
Malayan Banking	544,161	1,057,835
Public Bank	1,381,197	1,390,870
		3,231,128
Health Care — 2.5%
Hartalega Holdings	131,330	185,847
IHH Healthcare	262,355	414,345
Top Glove	471,700	309,834
		910,026

Materials — 1.5%
Petronas Chemicals Group	251,654	528,103

Utilities — 2.3%
Tenaga Nasional	349,384	815,033

TOTAL MALAYSIA		5,793,630
PHILIPPINES — 7.7%
Financials — 1.2%
BDO Unibank	173,097	426,133

Industrials — 3.7%
Ayala	28,905	494,842
SM Investments	43,067	824,433
		1,319,275

Real Estate — 2.8%
Ayala Land	696,158	484,728

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SM Prime Holdings	802,704	$527,068
		1,011,796

TOTAL PHILIPPINES		2,757,204
SINGAPORE — 32.7%
Communication Services — 3.5%
Singapore Telecommunications	671,397	1,244,711

Financials — 24.5%
DBS Group Holdings	160,522	3,753,250
Oversea-Chinese Banking	312,103	2,731,046
United Overseas Bank	115,169	2,284,591
		8,768,887

Industrials — 1.2%
Singapore Airlines *	112,477	433,727

Real Estate — 3.5%
CapitaLand Integrated Commercial Trust ‡	423,322	674,930
Capitaland Investment *	230,262	587,394
		1,262,324

TOTAL SINGAPORE		11,709,649
THAILAND — 22.2%
Communication Services — 1.6%
Advanced Info Service NVDR	99,398	566,148

Consumer Staples — 2.5%
CP ALL NVDR	465,679	898,168

Energy — 5.3%
PTT NVDR	1,275,649	1,460,850
PTT Exploration & Production NVDR	122,828	434,937
		1,895,787

Financials — 4.4%
Kasikornbank NVDR	178,034	756,507

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Siam Commercial Bank NVDR	215,240	$817,306
		1,573,813

Health Care — 1.6%
Bangkok Dusit Medical Services NVDR	792,468	561,229

Industrials — 2.1%
Airports of Thailand NVDR	383,656	745,749

Information Technology — 0.8%
Delta Electronics Thailand NVDR	24,614	308,579

Materials — 2.5%
Siam Cement NVDR	75,068	893,599

Utilities — 1.4%
Gulf Energy Development NVDR	374,943	488,700

TOTAL THAILAND		7,931,772
TOTAL COMMON STOCK
(Cost $35,720,329)		35,728,463
TOTAL INVESTMENTS — 99.9%
(Cost $35,720,329)		$35,728,463

Percentages are based on Net Assets of $35,776,200.
‡	Real Estate Investment Trust
*	Non-income producing security.

NVDR — Non-Voting Depositary Receipt

As of October 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2021

	Global X MSCI China Energy ETF	Global X MSCI China Materials ETF	Global X MSCI China Industrials ETF	Global X MSCI China Consumer Discretionary ETF
Assets:
Cost of Investments	$3,961,269	$5,881,194	$2,879,924	$729,777,200
Cost of Repurchase Agreement	—	—	—	4,114,268
Cost of Foreign Currency	173,480	23,010	6,050	30,386
Investments, at Value	$4,513,915	$6,553,019	$3,154,722	$653,570,835	*
Repurchase Agreement, at Value	—	—	—	4,114,268
Cash	—	10,822	3,690	1,201,138
Foreign Currency, at Value	173,480	23,010	6,050	30,382
Receivable for Investment Securities Sold	19,113	30,599	1,568	—
Unrealized Appreciation on Spot Contracts	—	29	2	4
Dividend and Interest Receivable	—	—	6,271	169,444
Due from Broker	29,345	—	—	—
Total Assets	4,735,853	6,617,479	3,172,303	659,086,071
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	—	9,225,379
Payable for Investment Securities Purchased	44,822	56,141	12,179	—
Payable for Capital Shares Redeemed	29,345	—	—	—
Payable due to Investment Adviser	2,618	3,728	2,390	357,559
Unrealized Depreciation on Spot Contracts	148	—	—	—
Cash Overdraft	6,895	—	—	—
Custodian Fees Payable	11	—	1	—
Due to Broker	—	—	—	105
Total Liabilities	83,839	59,869	14,570	9,583,043
Net Assets	$4,652,014	$6,557,610	$3,157,733	$649,503,028
Net Assets Consist of:
Paid-in Capital	$5,808,465	$7,998,494	$5,776,929	$808,323,647
Total Distributable Loss	(1,156,451)	(1,440,884)	(2,619,196)	(158,820,619)
Net Assets	$4,652,014	$6,557,610	$3,157,733	$649,503,028
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	390,000	259,971	190,000	21,690,000
Net Asset Value, Offering and Redemption Price Per Share	$11.93	$25.22	$16.62	$29.94
*Includes Market Value of Securities on Loan	$—	$—	$—	$8,678,275

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2021

	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF	Global X MSCI China Financials ETF	Global X MSCI China Information Technology ETF
Assets:
Cost of Investments	$13,915,154	$17,685,810	$58,274,572	$29,474,876
Cost of Repurchase Agreement	—	—	—	92,873
Cost of Foreign Currency	537	13	27	15
Investments, at Value	$15,546,966	$16,602,559	$48,686,340	$30,886,108	*
Repurchase Agreement, at Value	—	—	—	92,873
Cash	12,082	24,805	97,592	59,275
Foreign Currency, at Value	538	13	27	15
Receivable for Investment Securities Sold	23,122	—	—	—
Dividend and Interest Receivable	538	2,629	—	28
Unrealized Appreciation on Spot Contracts	7	—	—	—
Total Assets	15,583,253	16,630,006	48,783,959	31,038,299
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	—	208,248
Payable due to Investment Adviser	9,284	9,504	27,670	16,815
Due to Authorized Participants	—	732	—	—
Total Liabilities	9,284	10,236	27,670	225,063
Net Assets	$15,573,969	$16,619,770	$48,756,289	$30,813,236
Net Assets Consist of:
Paid-in Capital	$13,428,020	$18,270,549	$63,863,671	$29,662,246
Total Distributable Earnings/(Loss)	2,145,949	(1,650,779)	(15,107,382)	1,150,990
Net Assets	$15,573,969	$16,619,770	$48,756,289	$30,813,236
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	530,002	670,002	3,380,000	1,060,002
Net Asset Value, Offering and Redemption Price Per Share	$29.38	$24.81	$14.42	$29.07
*Includes Market Value of Securities on Loan	$—	$—	$—	$190,651
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2021

	Global X MSCI China Communication Services ETF		Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF	Global X MSCI Greece ETF
Assets:
Cost of Investments	$13,705,319		$1,492,997	$6,124,886	$151,115,576
Cost of Repurchase Agreement	101,852		—	—	—
Cost of Foreign Currency	14		6,417	5,726	—
Investments, at Value	$12,451,362	*	$1,897,439	$4,397,268	$151,112,818
Repurchase Agreement, at Value	101,852		—	—	—
Cash	19,093		6,509	—	304,079
Foreign Currency, at Value	14		6,417	5,726	—
Dividend and Interest Receivable	76		67	21,053	125,508
Unrealized Appreciation on Spot Contracts	—		1	—	—
Receivable for Investment Securities Sold	—		44,823	—	460,214
Due from Broker	—		—	—	1,614
Total Assets	12,572,397		1,955,256	4,424,047	152,004,233
Liabilities:
Obligation to Return Securities Lending Collateral	228,381		—	—	—
Payable due to Investment Adviser	6,860		1,075	2,346	70,793
Payable for Investment Securities Purchased	—		1,599	—	—
Unrealized Depreciation on Spot Contracts	—		—	—	762
Cash Overdraft	—		—	16,940	—
Due to Custodian	—		—	—	85,683
Custodian Fees Payable	—		—	12	14,539
Due to Broker	—		—	—	4,293
Total Liabilities	235,241		2,674	19,298	176,070
Net Assets	$12,337,156		$1,952,582	$4,404,749	$151,828,163
Net Assets Consist of:
Paid-in Capital	$21,379,878		$1,502,076	$6,464,542	$386,469,072
Total Distributable Earnings/(Loss)	(9,042,722)		450,506	(2,059,793)	(234,640,909)
Net Assets	$12,337,156		$1,952,582	$4,404,749	$151,828,163
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	600,000		100,002	370,002	5,425,644
Net Asset Value, Offering and Redemption Price Per Share	$20.56		$19.53	$11.90	$27.98
*Includes Market Value of Securities on Loan	$209,314		$—	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2021

	Global X DAX Germany ETF	Global X MSCI Portugal ETF		Global X MSCI Colombia ETF
Assets:
Cost of Investments	$38,411,539	$13,777,822		$45,970,571
Cost of Repurchase Agreement	—	72,170		—
Cost of Foreign Currency	—	—		1,718
Investments, at Value	$43,972,290	$11,040,052	*	$41,689,161
Repurchase Agreement, at Value	—	72,170		—
Cash	—	—		66,047
Foreign Currency, at Value	—	—		1,746
Receivable for Investment Securities Sold	289,534	—		—
Reclaim Receivable	100,835	200,843		—
Unrealized Appreciation on Spot Contracts	71	—		—
Receivable for Capital Shares Sold	—	9,977		—
Dividend and Interest Receivable	—	2,346		95,488
Total Assets	44,362,730	11,325,388		41,852,442
Liabilities:
Obligation to Return Securities Lending Collateral	—	161,826		—
Payable for Investment Securities Purchased	282,290	—		—
Payable due to Investment Adviser	7,360	5,746		21,632
Cash Overdraft	40,496	141,700		—
Custodian Fees Payable	81	803		8
Due to Broker	—	10,325		—
Total Liabilities	330,227	320,400		21,640
Net Assets	$44,032,503	$11,004,988		$41,830,802
Net Assets Consist of:
Paid-in Capital	$41,866,409	$29,786,908		$137,524,168
Total Distributable Earnings/(Loss)	2,166,094	(18,781,920)		(95,693,366)
Net Assets	$44,032,503	$11,004,988		$41,830,802
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,340,000	940,000		1,359,699
Net Asset Value, Offering and Redemption Price Per Share	$32.86	$11.71		$30.76
*Includes Market Value of Securities on Loan	$—	$133,980		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2021

	Global X MSCI Argentina ETF		Global X MSCI Pakistan ETF	Global X MSCI Nigeria ETF
Assets:
Cost of Investments	$52,626,090		$27,697,547	$47,053,617
Cost of Repurchase Agreement	758,445		—	—
Cost of Foreign Currency	40,065		—	6,998,853
Investments, at Value	$35,673,506	*	$23,751,819	$49,357,748
Repurchase Agreement, at Value	758,445		—	—
Cash	50,295		—	—
Foreign Currency, at Value	40,068		—	6,777,870
Dividend and Interest Receivable	6,571		595,175	3,355
Receivable for Investment Securities Sold	—		128,947	538,716
Total Assets	36,528,885		24,475,941	56,677,689
Liabilities:
Obligation to Return Securities Lending Collateral	1,700,653		—	—
Payable due to Investment Adviser	18,183		13,351	423,884
Payable for Investment Securities Purchased	—		60,380	553,371
Cash Overdraft	—		419,770	9,077,463
Custodian Fees Payable	11		14,971	30,985
Total Liabilities	1,718,847		508,472	10,085,703
Net Assets	$34,810,038		$23,967,469	$46,591,986
Net Assets Consist of:
Paid-in Capital	$76,036,990		$65,188,391	$71,665,504
Total Distributable Loss	(41,226,952)		(41,220,922)	(25,073,518)
Net Assets	$34,810,038		$23,967,469	$46,591,986
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,054,975		922,293	2,962,135
Net Asset Value, Offering and Redemption Price Per Share	$33.00		$25.99	$15.73
*Includes Market Value of Securities on Loan	$1,592,165		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2021

	Global X MSCI Next Emerging & Frontier ETF	Global X MSCI Norway ETF‡	Global X FTSE Southeast Asia ETF
Assets:
Cost of Investments	$19,525,061	$99,717,852	$35,720,329
Cost of Foreign Currency	155,473	5,622,200	4,566
Investments, at Value	$21,582,916	$103,611,794	$35,728,463
Cash	—	—	50,060
Foreign Currency, at Value	151,831	5,622,200	4,566
Dividend and Interest Receivable	11,270	397,699	12,782
Reclaim Receivable	3,796	205,080	—
Receivable for Capital Shares Sold	—	9,078,508	—
Receivable for Investment Securities Sold	—	1,392,620	—
Due from Broker	—	7,566,463	—
Total Assets	21,749,813	127,874,364	35,795,871
Liabilities:
Payable due to Investment Adviser	8,984	41,137	19,615
Payable for Investment Securities Purchased	—	7,004,214	—
Payable for Capital Shares Redeemed	—	7,566,463	—
Income Distributions Payable	—	238,800	—
Unrealized Depreciation on Spot Contracts	—	17	—
Cash Overdraft	96,141	9,682	—
Custodian Fees Payable	16,839	290	56
Due to Broker	117	9,078,508	—
Total Liabilities	122,081	23,939,111	19,671
Net Assets	$21,627,732	$103,935,253	$35,776,200
Net Assets Consist of:
Paid-in Capital	$44,313,435	$143,894,642	$43,206,834
Total Distributable Loss	(22,685,703)	(39,959,389)	(7,430,634)
Net Assets	$21,627,732	$103,935,253	$35,776,200
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,030,000	3,246,971	2,370,000
Net Asset Value, Offering and Redemption Price Per Share	$21.00	$32.01	$15.10

‡	Formerly known as Global X FTSE Nordic Region ETF. (See Note 1 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2021

	Global X MSCI China Energy ETF	Global X MSCI China Materials ETF	Global X MSCI China Industrials ETF	Global X MSCI China Consumer Discretionary ETF
Investment Income:
Dividend Income	$169,395	$119,815	$62,324	$4,400,603
Interest Income	2	1	—	158
Security Lending Income	—	—	—	248,969
Less: Foreign Taxes Withheld	(15,682)	(8,914)	(2,614)	(253,171)
Total Investment Income	153,715	110,902	59,710	4,396,559
Supervision and Administration Fees(1)	18,452	30,529	19,979	4,423,478
Custodian Fees(2)	569	388	247	6,677
Total Expenses	19,021	30,917	20,226	4,430,155
Net Investment Income (Loss)	134,694	79,985	39,484	(33,596)
Net Realized Gain (Loss) on:
Investments(3)	(91,752)	(21,685)	111,214	96,775,854
Foreign Currency Transactions	(719)	(1,502)	(582)	(55,110)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(92,471)	(23,187)	110,632	96,720,744
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,094,779	587,515	506,021	(172,971,751)
Foreign Currency Translations	(140)	29	5	107
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,094,639	587,544	506,026	(172,971,644)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	1,002,168	564,357	616,658	(76,250,900)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,136,862	$644,342	$656,142	$(76,284,496)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2021

	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF	Global X MSCI China Financials ETF	Global X MSCI China Information Technology ETF
Investment Income:
Dividend Income	$311,896	$118,599	$2,985,437	$364,345
Interest Income	—	—	17	—
Security Lending Income	—	—	3,060	421
Less: Foreign Taxes Withheld	(12,358)	(6,914)	(290,053)	(7,627)
Total Investment Income	299,538	111,685	2,698,461	357,139
Supervision and Administration Fees(1)	131,935	120,361	376,684	223,776
Custodian Fees(2)	417	192	2,862	593
Total Expenses	132,352	120,553	379,546	224,369
Net Investment Income (Loss)	167,186	(8,868)	2,318,915	132,770
Net Realized Gain (Loss) on:
Investments(3)	878,163	1,647,473	510,713	791,849
Foreign Currency Transactions	326	(2,650)	(6,998)	(4,667)
Net Realized Gain on Investments and Foreign Currency Transactions	878,489	1,644,823	503,715	787,182
Net Change in Unrealized Depreciation on:
Investments	(986,348)	(2,513,454)	(1,299,229)	(1,700,916)
Foreign Currency Translations	—	(8)	—	—
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(986,348)	(2,513,462)	(1,299,229)	(1,700,916)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(107,859)	(868,639)	(795,514)	(913,734)
Net Increase (Decrease) in Net Assets Resulting from Operations	$59,327	$(877,507)	$1,523,401	$(780,964)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2021

	Global X MSCI China Communication Services ETF	Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF	Global X MSCI Greece ETF
Investment Income:
Dividend Income	$138,622	$83,741	$259,173	$3,337,220
Interest Income	4	1	—	20
Security Lending Income	7,570	—	—	461,253
Less: Foreign Taxes Withheld	(8,432)	(3,070)	(5,122)	(177,181)
Total Investment Income	137,764	80,672	254,051	3,621,312
Supervision and Administration Fees(1)	102,643	10,956	36,990	857,664
Custodian Fees(2)	178	413	718	15,091
Total Expenses	102,821	11,369	37,708	872,755
Net Investment Income	34,943	69,303	216,343	2,748,557
Net Realized Gain (Loss) on:
Investments(3)	(1,734,556)	70,728	(344,005)	(22,298,539)
Foreign Currency Transactions	1,586	(66)	(765)	(33,467)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,732,970)	70,662	(344,770)	(22,332,006)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,335,467)	505,954	(935,754)	85,496,821
Foreign Currency Translations	—	—	21	(1,264)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,335,467)	505,954	(935,733)	85,495,557
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(3,068,437)	576,616	(1,280,503)	63,163,551
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,033,494)	$645,919	$(1,064,160)	$65,912,108

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2021

	Global X DAX Germany ETF	Global X MSCI Portugal ETF	Global X MSCI Colombia ETF
Investment Income:
Dividend Income	$922,352	$654,661	$1,284,831
Interest Income	—	6	5
Security Lending Income	—	30,278	1,542
Less: Foreign Taxes Withheld	(115,077)	(96,562)	(125,613)
Total Investment Income	807,275	588,383	1,160,765
Supervision and Administration Fees(1)	103,075	84,173	251,254
Custodian Fees(2)	1,372	5,135	630
Total Expenses	104,447	89,308	251,884
Waiver of Supervision and Administration Fees	(26,435)	–	–
Net Expenses	78,012	89,308	251,884
Net Investment Income	729,263	499,075	908,881
Net Realized Gain (Loss) on:
Investments(3)	(1,314,552)	(1,229,315)	(2,291,713)
Foreign Currency Transactions	(1,173)	4,817	(2,485)
Net Realized Loss on Investments and Foreign Currency Transactions	(1,315,725)	(1,224,498)	(2,294,198)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	9,285,013	5,940,167	13,372,207
Foreign Currency Translations	(656)	(3,977)	316
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	9,284,357	5,936,190	13,372,523
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	7,968,632	4,711,692	11,078,325
Net Increase in Net Assets Resulting from Operations	$8,697,895	$5,210,767	$11,987,206

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2021

	Global X MSCI Argentina ETF	Global X MSCI Pakistan ETF	Global X MSCI Nigeria ETF
Investment Income:
Dividend Income	$790,600	$2,778,083	$2,789,364
Interest Income	37	24	40
Security Lending Income	30,219	—	—
Less: Foreign Taxes Withheld	(198,054)	(405,159)	(229,356)
Total Investment Income	622,802	2,372,948	2,560,048
Supervision and Administration Fees(1)	253,795	219,490	293,234
Custodian Fees(2)	1,480	25,948	101,342
Total Expenses	255,275	245,438	394,576
Net Investment Income	367,527	2,127,510	2,165,472
Net Realized Gain (Loss) on:
Investments(3)	5,028,386	1,398,791	215,107
Foreign Currency Transactions	23,115	(170,969)	(65,270)
Net Realized Gain on Investments and Foreign Currency Transactions	5,051,501	1,227,822	149,837
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,391,444	(2,513,640)	4,569,516
Foreign Currency Translations	6	(370)	(218,345)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	8,391,450	(2,514,010)	4,351,171
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	13,442,951	(1,286,188)	4,501,008
Net Increase in Net Assets Resulting from Operations	$13,810,478	$841,322	$6,666,480

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2021

	Global X MSCI Next Emerging & Frontier ETF	Global X MSCI Norway ETF‡	Global X FTSE Southeast Asia ETF
Investment Income:
Dividend Income	$616,156	$2,043,772	$1,663,948
Interest Income	1	8	3
Security Lending Income	—	796	2,733
Less: Foreign Taxes Withheld	(58,113)	(474,410)	(57,393)
Total Investment Income	558,044	1,570,166	1,609,291
Supervision and Administration Fees(1)	92,761	219,765	212,302
Custodian Fees(2)	27,178	333	646
Total Expenses	119,939	220,098	212,948
Net Investment Income	438,105	1,350,068	1,396,343
Net Realized Gain (Loss) on:
Investments(3)	279,092	93,522	(543,453)
Foreign Currency Transactions	(8,327)	1,266	(10,015)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	270,765	94,788	(553,468)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,882,523	18,089,872	6,419,945
Foreign Currency Translations	(3,389)	(6,615)	69
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	3,879,134	18,083,257	6,420,014
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	4,149,899	18,178,045	5,866,546
Net Increase in Net Assets Resulting from Operations	$4,588,004	$19,528,113	$7,262,889

‡
On October 29, 2021, the Global X MSCI Norway ETF (the “Acquired Fund”) was reorganized into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed the Global X MSCI Norway ETF. As a result of the Reorganization as of the close of business on October 29, 2021, the Combined Fund assumed the performance and accounting history of the Acquired Fund. Accordingly, the financial information for the Combined Fund for periods prior to the date of the Reorganization represent the performance of the Acquired Fund (See Note 10 in Notes to Financial Statements).

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Energy ETF		Global X MSCI China Materials ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$134,694	$80,574	$79,985	$33,762
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(92,471)	(235,135)	(23,187)	(179,916)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,094,639	(246,011)	587,544	652,838
Net Increase (Decrease) in Net Assets Resulting from Operations	1,136,862	(400,572)	644,342	506,684
Distributions	(61,017)	(68,891)	(85,767)	(57,446)
Capital Share Transactions:
Issued	2,018,561	463,155	4,181,106	—
Redeemed	—	—	—	(806,413)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,018,561	463,155	4,181,106	(806,413)
Total Increase (Decrease) in Net Assets	3,094,406	(6,308)	4,739,681	(357,175)
Net Assets:
Beginning of Year	1,557,608	1,563,916	1,817,929	2,175,104
End of Year	$4,652,014	$1,557,608	$6,557,610	$1,817,929
Share Transactions:
Issued	190,000	50,000	160,000	—
Redeemed	—	—	—	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	190,000	50,000	160,000	(50,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Industrials ETF		Global X MSCI China Consumer Discretionary ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income (Loss)	$39,484	$34,045	$(33,596)	$392,124
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	110,632	(114,359)	96,720,744	5,466,687
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	506,026	187,482	(172,971,644)	93,331,250
Net Increase (Decrease) in Net Assets Resulting from Operations	656,142	107,168	(76,284,496)	99,190,061
Distributions	(44,984)	(31,434)	(380,749)	(1,388,311)
Capital Share Transactions:
Issued	2,517,246	—	588,818,607	183,805,858
Redeemed	(1,984,822)	—	(255,768,042)	(44,975,491)
Increase in Net Assets from Capital Share Transactions	532,424	—	333,050,565	138,830,367
Total Increase in Net Assets	1,143,582	75,734	256,385,320	236,632,117
Net Assets:
Beginning of Year	2,014,151	1,938,417	393,117,708	156,485,591
End of Year	$3,157,733	$2,014,151	$649,503,028	$393,117,708
Share Transactions:
Issued	160,000	—	16,210,000	6,750,000
Redeemed	(120,000)	—	(7,870,000)	(2,250,000)
Net Increase in Shares Outstanding from Share Transactions	40,000	—	8,340,000	4,500,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Consumer Staples ETF		Global X MSCI China Health Care ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income (Loss)	$167,186	$97,968	$(8,868)	$9,431
Net Realized Gain on Investments and Foreign Currency Transactions(1)	878,489	189,656	1,644,823	374,449
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(986,348)	2,217,392	(2,513,462)	1,195,920
Net Increase (Decrease) in Net Assets Resulting from Operations	59,327	2,505,016	(877,507)	1,579,800
Distributions	(165,719)	(136,449)	(7,709)	(16,313)
Capital Share Transactions:
Issued	3,451,698	17,224,623	14,751,520	8,387,711
Redeemed	(5,194,967)	(4,278,090)	(7,902,991)	(1,950,081)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,743,269)	12,946,533	6,848,529	6,437,630
Total Increase (Decrease) in Net Assets	(1,849,661)	15,315,100	5,963,313	8,001,117
Net Assets:
Beginning of Year	17,423,630	2,108,530	10,656,457	2,655,340
End of Year	$15,573,969	$17,423,630	$16,619,770	$10,656,457
Share Transactions:
Issued	100,000	700,000	500,000	400,000
Redeemed	(170,000)	(200,000)	(280,000)	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(70,000)	500,000	220,000	300,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Financials ETF		Global X MSCI China Information Technology ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$2,318,915	$1,202,679	$132,770	$40,868
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	503,715	(5,179,329)	787,182	533,060
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,299,229)	(437,572)	(1,700,916)	3,058,491
Net Increase (Decrease) in Net Assets Resulting from Operations	1,523,401	(4,414,222)	(780,964)	3,632,419
Distributions	(1,869,196)	(1,795,211)	(266,120)	(53,606)
Capital Share Transactions:
Issued	27,548,622	19,693,103	16,904,921	21,163,623
Redeemed	(26,173,070)	(25,917,000)	(5,876,490)	(5,702,612)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,375,552	(6,223,897)	11,028,431	15,461,011
Total Increase (Decrease) in Net Assets	1,029,757	(12,433,330)	9,981,347	19,039,824
Net Assets:
Beginning of Year	47,726,532	60,159,862	20,831,889	1,792,065
End of Year	$48,756,289	$47,726,532	$30,813,236	$20,831,889
Share Transactions:
Issued	1,720,000	1,300,000	500,000	900,000
Redeemed	(1,690,000)	(1,750,000)	(190,000)	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	30,000	(450,000)	310,000	650,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Communication Services ETF		Global X MSCI China Utilities ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$34,943	$128,091	$69,303	$39,325
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(1,732,970)	274,861	70,662	(54,262)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,335,467)	2,567,572	505,954	(155,762)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,033,494)	2,970,524	645,919	(170,699)
Distributions	(201,302)	(133,251)	(63,139)	(40,333)
Return of Capital	(30,513)	—	—	—
Capital Share Transactions:
Issued	—	32,668	—	—
Redeemed	(1,381,816)	(6,956,872)	—	—
Decrease in Net Assets from Capital Share Transactions	(1,381,816)	(6,924,204)	—	—
Total Increase (Decrease) in Net Assets	(4,647,125)	(4,086,931)	582,780	(211,032)
Net Assets:
Beginning of Year	16,984,281	21,071,212	1,369,802	1,580,834
End of Year	$12,337,156	$16,984,281	$1,952,582	$1,369,802
Share Transactions:
Redeemed	(50,000)	(300,000)	—	—
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	(300,000)	—	—

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Real Estate ETF		Global X MSCI Greece ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$216,343	$343,566	$2,748,557	$5,597,062
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(344,770)	193,466	(22,332,006)	(38,673,337)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(935,733)	(1,002,005)	85,495,557	(79,130,175)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,064,160)	(464,973)	65,912,108	(112,206,450)
Distributions	(311,838)	(171,559)	(3,402,946)	(6,932,583)
Capital Share Transactions:
Issued	626,443	12,160,366	10,058,149	6,798,787
Redeemed	(2,126,313)	(5,966,280)	(29,754,751)	(117,484,191)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,499,870)	6,194,086	(19,696,602)	(110,685,404)
Total Increase (Decrease) in Net Assets	(2,875,868)	5,557,554	42,812,560	(229,824,437)
Net Assets:
Beginning of Year	7,280,617	1,723,063	109,015,603	338,840,040
End of Year	$4,404,749	$7,280,617	$151,828,163	$109,015,603
Share Transactions:
Issued	50,000	700,000	410,000	300,000
Redeemed	(130,000)	(350,000)	(1,150,000)	(5,467,689)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(80,000)	350,000	(740,000)	(5,167,689)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X DAX Germany ETF		Global X MSCI Portugal ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$729,263	$638,382	$499,075	$406,240
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(1,315,725)	356,797	(1,224,498)	(776,926)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	9,284,357	(2,852,978)	5,936,190	(2,704,266)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,697,895	(1,857,799)	5,210,767	(3,074,952)
Distributions	(1,062,843)	(221,929)	(509,812)	(491,011)
Capital Share Transactions:
Issued	12,449,491	16,211,600	—	—
Redeemed	—	(6,554,406)	(6,865,055)	(5,751,454)
Increase (Decrease) in Net Assets from Capital Share Transactions	12,449,491	9,657,194	(6,865,055)	(5,751,454)
Total Increase (Decrease) in Net Assets	20,084,543	7,577,466	(2,164,100)	(9,317,417)
Net Assets:
Beginning of Year	23,947,960	16,370,494	13,169,088	22,486,505
End of Year	$44,032,503	$23,947,960	$11,004,988	$13,169,088
Share Transactions:
Issued	390,000	600,000	—	—
Redeemed	—	(250,000)	(610,000)	(550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	390,000	350,000	(610,000)	(550,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Colombia ETF		Global X MSCI Argentina ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$908,881	$1,948,326	$367,527	$132,336
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(2,294,198)	(8,817,533)	5,051,501	(14,048,129)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	13,372,523	(17,912,427)	8,391,450	16,510,079
Net Increase (Decrease) in Net Assets Resulting from Operations	11,987,206	(24,781,634)	13,810,478	2,594,286
Distributions	(1,240,682)	(1,868,308)	(163,672)	(231,396)
Capital Share Transactions:
Issued	—	—	7,640,472	12,850,316
Redeemed	(3,096,228)	(11,451,496)	(24,897,995)	(36,273,962)
Decrease in Net Assets from Capital Share Transactions	(3,096,228)	(11,451,496)	(17,257,523)	(23,423,646)
Total Increase (Decrease) in Net Assets	7,650,296	(38,101,438)	(3,610,717)	(21,060,756)
Net Assets:
Beginning of Year	34,180,506	72,281,944	38,420,755	59,481,511
End of Year	$41,830,802	$34,180,506	$34,810,038	$38,420,755
Share Transactions:
Issued	—	—	250,000	550,000
Redeemed	(110,000)	(425,301)	(820,000)	(1,650,000)
Net Decrease in Shares Outstanding from Share Transactions	(110,000)	(425,301)	(570,000)	(1,100,000)
(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Pakistan ETF		Global X MSCI Nigeria ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$2,127,510	$1,064,519	$2,165,472	$2,353,773
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	1,227,822	(21,677,623)	149,837	(3,250,197)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,514,010)	20,510,802	4,351,171	6,205,365
Net Increase (Decrease) in Net Assets Resulting from Operations	841,322	(102,302)	6,666,480	5,308,941
Distributions	(1,563,198)	(1,334,151)	(2,273,637)	(235,024)
Capital Share Transactions:
Issued	7,796,942	13,669,139	—	5,534,985
Redeemed	(17,662,995)	(19,481,752)	—	(970,502)
Increase (Decrease) in Net Assets from Capital Share Transactions	(9,866,053)	(5,812,613)	—	4,564,483
Total Increase (Decrease) in Net Assets	(10,587,929)	(7,249,066)	4,392,843	9,638,400
Net Assets:
Beginning of Year	34,555,398	41,804,464	42,199,143	32,560,743
End of Year	$23,967,469	$34,555,398	$46,591,986	$42,199,143
Share Transactions:
Issued	250,000	425,000	—	400,000
Redeemed	(590,000)	(750,207)	—	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(340,000)	(325,207)	—	300,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Next Emerging & Frontier ETF		Global X MSCI Norway ETF‡
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$438,105	$358,800	$1,350,068	$914,434
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	270,765	(1,447,417)	94,788	(12,024,811)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	3,879,134	(1,912,183)	18,083,257	3,873,538
Net Increase (Decrease) in Net Assets Resulting from Operations	4,588,004	(3,000,800)	19,528,113	(7,236,839)
Distributions	(448,516)	(425,178)	(1,549,127)	(1,003,442)
Return of Capital	—	—	(28,009)	—
Capital Share Transactions:
Issued	3,497,177	760,268	19,132,549	12,924,167
Redeemed	—	(1,420,679)	(9,932,744)	(49,437,188)
Merger(2)	—	—	43,214,538	—
Increase (Decrease) in Net Assets from Capital Share Transactions	3,497,177	(660,411)	52,414,343	(36,513,021)
Total Increase (Decrease) in Net Assets	7,636,665	(4,086,389)	70,365,320	(44,753,302)
Net Assets:
Beginning of Year	13,991,067	18,077,456	33,569,933	78,323,235
End of Year	$21,627,732	$13,991,067	$103,935,253	$33,569,933
Share Transactions:
Issued	180,000	50,000	605,315	1,300,000
Redeemed	—	(100,000)	(376,536)	(4,500,000)
Merger(2)	—	—	1,350,000	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	180,000	(50,000)	1,578,779	(3,200,000)

‡
On October 29, 2021, the Global X MSCI Norway ETF (the “Acquired Fund”) was reorganized into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed the Global X MSCI Norway ETF. As a result of the Reorganization as of the close of business on October 29, 2021, the Combined Fund assumed the performance and accounting history of the Acquired Fund. Accordingly, the financial information for the Combined Fund for periods prior to the date of the Reorganization represent the performance of the Acquired Fund (See Note 10 in Notes to Financial Statements).

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).
(2)	See Note 10 in Notes to Financial Staements.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X FTSE Southeast Asia ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$1,396,343	$623,843
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(553,468)	(869,536)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	6,420,014	(6,450,264)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,262,889	(6,695,957)
Distributions	(630,414)	(646,024)
Capital Share Transactions:
Issued	13,865,571	2,574,247
Redeemed	(5,703,002)	(574,260)
Increase in Net Assets from Capital Share Transactions	8,162,569	1,999,987
Total Increase (Decrease) in Net Assets	14,795,044	(5,341,994)
Net Assets:
Beginning of Year	20,981,156	26,323,150
End of Year	$35,776,200	$20,981,156
Share Transactions:
Issued	970,000	200,000
Redeemed	(400,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	570,000	150,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI China Energy ETF
2021	7.79	0.48	3.93	4.41	(0.27)	—	—
2020	10.43	0.44	(2.66)	(2.22)	(0.42)	—	—
2019	11.82	0.30	(1.12)	(0.82)	(0.57)	—	—
2018	11.69	0.49	0.05	0.54	(0.41)	—	—
2017	10.56	0.41	0.93	1.34	(0.21)	—	—
Global X MSCI China Materials ETF
2021	18.18	0.43	7.12	7.55	(0.51)	—	—
2020	14.50	0.32	3.93	4.25	(0.57)	—	—
2019	15.97	0.52	(0.99)	(0.47)	(1.00)	—	—
2018	21.59	0.46	(5.84)	(5.38)	(0.24)	—	—
2017	13.42	0.38	7.95	8.33	(0.16)	—	—
Global X MSCI China Industrials ETF
2021	13.43	0.21	3.27	3.48	(0.29)	—	—
2020	12.92	0.23	0.49	0.72	(0.21)	—	—
2019	13.59	0.27	(0.49)	(0.22)	(0.45)	—	—
2018	16.06	0.29	(2.41)	(2.12)	(0.35)	—	—
2017	12.57	0.24	3.45	3.69	(0.20)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.27)	11.93	57.88	4,652	0.67	4.74	51.48
(0.42)	7.79	(22.05)	1,558	0.66	5.02	34.18
(0.57)	10.43	(7.04)	1,564	0.66	2.67	109.41
(0.41)	11.82	4.77	2,955	0.65	4.00	14.60
(0.21)	11.69	13.13	1,754	0.65	3.82	11.85

(0.51)	25.22	41.80	6,558	0.66	1.70	26.64
(0.57)	18.18	29.88	1,818	0.66	1.95	36.02
(1.00)	14.50	(3.13)	2,175	0.66	3.30	65.67
(0.24)	15.97	(25.20)	2,395	0.66	2.27	26.95
(0.16)	21.59	62.79	5,397	0.65	2.19	49.80

(0.29)	16.62	26.08	3,158	0.66	1.28	66.09
(0.21)	13.43	5.57	2,014	0.66	1.71	19.54
(0.45)	12.92	(1.66)	1,938	0.66	1.99	80.17
(0.35)	13.59	(13.44)	2,038	0.66	1.92	18.28
(0.20)	16.06	29.88	4,015	0.65	1.68	21.53

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)		Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI China Consumer Discretionary ETF
2021	29.45	—	0.51	^	0.51	(0.02)	—	—
2020	17.68	0.04	11.89		11.93	(0.16)	—	—
2019	13.57	0.16	4.35		4.51	(0.40)	—	—
2018	17.44	0.20	(3.95)		(3.75)	(0.12)	—	—
2017	11.97	0.24	5.40		5.64	(0.17)	—	—
Global X MSCI China Consumer Staples ETF
2021	29.04	0.26	0.34	^	0.60	(0.21)	(0.05)	—
2020	21.08	0.31	8.41		8.72	(0.25)	(0.51)	—
2019(1)	15.00	0.28	5.93		6.21	(0.13)	—	—
Global X MSCI China Health Care ETF
2021	23.68	(0.01)	1.16	^	1.15	(0.02)	—	—
2020	17.70	0.03	6.06		6.09	(0.04)	(0.07)	—
2019(1)	15.00	0.09	2.64		2.73	(0.03)	—	—
Global X MSCI China Financials ETF
2021	14.25	0.62	0.07	^	0.69	(0.52)	—	—
2020	15.83	0.41	(1.50)		(1.09)	(0.49)	—	—
2019	15.39	0.67	0.65		1.32	(0.88)	—	—
2018	17.63	0.48	(2.38)		(1.90)	(0.34)	—	—
2017	13.80	0.39	3.70		4.09	(0.26)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.02)	29.94	1.73	649,503	0.65		—		34.56
(0.16)	29.45	67.98	393,118	0.65		0.21		32.56
(0.40)	17.68	34.20	156,486	0.65		1.03		83.41
(0.12)	13.57	(21.70)	120,102	0.65		1.11		17.92
(0.17)	17.44	47.90	156,050	0.65		1.67		34.72

(0.26)	29.38	1.97	15,574	0.65		0.82		35.56
(0.76)	29.04	42.48	17,424	0.65		1.21		44.54
(0.13)	21.08	41.48	2,109	0.67	†	1.66	†	29.25

(0.02)	24.81	4.84	16,620	0.65		(0.05)		29.41
(0.11)	23.68	34.62	10,656	0.65		0.16		31.60
(0.03)	17.70	18.22	2,655	0.66	†	0.60	†	12.20

(0.52)	14.42	4.65	48,756	0.65		4.00		21.42
(0.49)	14.25	(7.24)	47,727	0.65		2.72		21.72
(0.88)	15.83	8.95	60,160	0.66		4.11		54.17
(0.34)	15.39	(11.04)	30,784	0.66		2.67		15.09
(0.26)	17.63	30.32	50,251	0.65		2.58		19.12

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^
The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	The Fund commenced operations on December 7, 2018.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI China Information Technology ETF
2021	27.78	0.12	1.46 ^	1.58	(0.12)	(0.17)	—
2020	17.92	0.09	10.03	10.12	(0.10)	(0.16)	—
2019(1)	15.00	0.19	2.81	3.00	(0.08)	—	—
Global X MSCI China Communication Services ETF
2021	26.13	0.06	(5.27)	(5.21)	(0.31)	—	(0.05)
2020	22.18	0.16	3.96	4.12	(0.17)	—	—
2019	22.40	0.09	(0.21)	(0.12)	(0.10)	—	—
2018	29.24	0.07	(6.23)	(6.16)	(0.68)	—	—
2017	23.23	0.28	6.69	6.97	(0.96)	—	—
Global X MSCI China Utilities ETF
2021	13.70	0.69	5.77	6.46	(0.63)	—	—
2020	15.81	0.39	(2.09)	(1.70)	(0.35)	(0.06)	—
2019(1)	15.00	0.33	0.60	0.93	(0.12)	—	—
Global X MSCI China Real Estate ETF
2021	16.18	0.59	(4.09)	(3.50)	(0.78)	—	—
2020	17.23	0.81	(1.17)	(0.36)	(0.69)	—	—
2019(1)	15.00	0.67	1.82	2.49	(0.26)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.29)	29.07	5.58	30,813	0.65		0.39		52.48
(0.26)	27.78	57.01	20,832	0.65		0.37		29.01
(0.08)	17.92	20.06	1,792	0.66	†	1.29	†	36.75

(0.36)	20.56	(20.27)	12,337	0.65		0.22		65.54
(0.17)	26.13	18.61	16,984	0.65		0.67		27.78
(0.10)	22.18	(0.54)	21,071	0.66		0.39		114.67
(0.68)	22.40	(21.70)	24,645	0.65		0.24		33.79
(0.96)	29.24	31.56	19,007	0.65		1.14		42.59

(0.63)	19.53	48.14	1,953	0.67		4.11		44.06
(0.41)	13.70	(10.92)	1,370	0.66		2.78		37.12
(0.12)	15.81	6.24	1,581	0.66	†	2.42	†	28.26

(0.78)	11.90	(22.77)	4,405	0.66		3.80		38.66
(0.69)	16.18	(2.55)	7,281	0.66		4.73		25.75
(0.26)	17.23	16.56	1,723	0.65	†	4.44	†	14.00

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^
The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	The Fund commenced operations on December 7, 2018.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)		Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Greece ETF
2021	17.68	0.47	10.36		10.83	(0.53)	—	—
2020(1)	29.91	0.66	(12.20)		(11.54)	(0.69)	—	—
2019(1)	23.04	0.63	6.87		7.50	(0.63)	—	—
2018(1)	27.90	0.57	(4.77)		(4.20)	(0.66)	—	—
2017(1)	22.05	0.45	5.85		6.30	(0.45)	—	—
Global X DAX Germany ETF(2)
2021	25.21	0.62	7.95		8.57	(0.92)	—	—
2020	27.28	0.87	(2.64)		(1.77)	(0.30)	—	—
2019(3)	25.92	0.67	1.82		2.49	(1.11)	—	(0.02)
2018(3)	31.25	0.77	(5.75	) ‡	(4.98)	(0.35)	—	—
2017(3)	24.73	0.48	6.91		7.39	(0.83)	—	(0.04)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**		Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.53)	27.98	61.52		151,828	0.56		1.76	38.42
(0.69)	17.68	(39.39)		109,016	0.58		2.81	28.48
(0.63)	29.91	33.57		338,840	0.57		2.43	12.67
(0.66)	23.04	(15.63)		257,901	0.59		1.98	16.38
(0.45)	27.90	29.04		349,788	0.61		1.69	21.59

(0.92)	32.86	34.06		44,033	0.20	+	1.90	24.22
(0.30)	25.21	(6.53)		23,948	0.20	+	3.30	10.93
(1.13)	27.28	9.98		16,370	0.21	+	2.65	15.36
(0.35)	25.92	(16.05	) @	16,851	0.20		2.57	7.00
(0.87)	31.25	30.40		17,186	0.38		1.74	9.00

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
+
Effective March 1, 2021, the Fund’s management fees were permanently lowered to 0.20%. Prior to March 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.27%, 0.45% and 0.46% for the years ended October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

‡	Includes a $0.10 gain per share derived from a payment from the prior administrator of the Predecessor Fund
@	Before payment from the prior administrator of the Predecessor Fund for the loss resulting from an error, the total return for the period would have been (16.37%).
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020. For more information see Note 9 in the Notes to Financial Statements.
(2)	The financial statements include the financial information of the Predecessor Fund through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(3)
As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund (See Note 1 in Notes to Financial Statements).

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Portugal ETF
2021	8.50	0.36	3.22	3.58	(0.37)	—	—
2020	10.71	0.23	(2.16)	(1.93)	(0.28)	—	—
2019	11.24	0.36	(0.11)	0.25	(0.78)	—	—
2018	12.49	0.36	(1.25)	(0.89)	(0.36)	—	—
2017	9.88	0.36	2.65	3.01	(0.40)	—	—
Global X MSCI Colombia ETF
2021	23.26	0.64	7.73	8.37	(0.87)	—	—
2020(1)	38.16	1.14	(15.00)	(13.86)	(1.04)	—	—
2019(1)	34.72	1.04	3.96	5.00	(1.56)	—	—
2018(1)	38.24	0.84	(3.64)	(2.80)	(0.72)	—	—
2017(1)	36.88	0.72	1.16	1.88	(0.52)	—	—
Global X MSCI Argentina ETF
2021	23.64	0.26	9.21	9.47	(0.11)	—	—
2020	21.83	0.06	1.83	1.89	(0.08)	—	—
2019	25.36	0.29	(3.26)	(2.97)	(0.56)	—	—
2018	32.05	0.35	(6.87)	(6.52)	(0.17)	—	—
2017	23.69	0.07	8.37	8.44	(0.08)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.37)	11.71	42.30	11,005	0.58		3.26	53.05
(0.28)	8.50	(18.37)	13,169	0.58		2.34	25.19
(0.78)	10.71	2.72	22,487	0.58		3.41	20.74
(0.36)	11.24	(7.26)	25,295	0.57		2.91	21.05
(0.40)	12.49	31.88	63,705	0.60		3.31	25.31

(0.87)	30.76	35.98	41,831	0.61		2.21	16.08
(1.04)	23.26	(36.91)	34,181	0.62		3.91	20.85
(1.56)	38.16	15.05	72,282	0.62		2.81	18.05
(0.72)	34.72	(7.55)	82,282	0.62	@	2.01	39.15
(0.52)	38.24	5.24	92,984	0.62	@	1.83	40.93

(0.11)	33.00	40.09	34,810	0.59		0.85	31.35
(0.08)	23.64	8.61	38,421	0.60		0.25	49.17
(0.56)	21.83	(12.08)	59,482	0.60		1.08	28.88
(0.17)	25.36	(20.48)	89,391	0.60	‡	1.07	34.46
(0.08)	32.05	35.79	183,468	0.65	‡	0.24	24.45

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.66% and 0.74% for the years ended October 31, 2018 and 2017, respectively.

@
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.68% and  0.81% for the years ended October 31, 2018 and 2017, respectively.

(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on April 28, 2020 (See Note 9 in the Notes to Financial Statements).

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Pakistan ETF
2021	27.38	1.93	(1.77)	0.16	(1.55)	—	—
2020(1)	26.32	0.68	1.17	1.85	(0.79)	—	—
2019(1)	41.04	1.52	(13.88)	(12.36)	(2.36)	—	—
2018(1)	54.24	1.88	(10.72)	(8.84)	(1.76)	(2.60)	—
2017(1)	60.92	3.00	(7.60)	(4.60)	(2.08)	—	—
Global X MSCI Nigeria ETF
2021	14.25	0.73	1.52	2.25	(0.77)	—	—
2020	12.23	0.80	1.30	2.10	(0.08)	—	—
2019	17.98	0.87	(4.96)	(4.09)	(1.66)	—	—
2018	21.43	0.73	(3.76)	(3.03)	(0.42)	—	—
2017(2)	17.24	0.54	4.07	4.61	(0.42)	—	—
Global X MSCI Next Emerging & Frontier ETF
2021	16.46	0.46	4.56	5.02	(0.48)	—	—
2020	20.09	0.41	(3.55)	(3.14)	(0.49)	—	—
2019	20.22	0.55	0.31	0.86	(0.99)	—	—
2018	23.28	0.59	(3.24)	(2.65)	(0.41)	—	—
2017	20.15	0.40	3.21	3.61	(0.48)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(1.55)	25.99	0.02	23,967	0.76	6.59	41.83
(0.79)	27.38	6.99	34,555	0.90	2.44	52.38
(2.36)	26.32	(30.73)	41,804	0.88	5.14	19.09
(4.36)	41.04	(17.53)	40,024	0.87	3.84	44.05
(2.08)	54.24	(8.25)	53,576	0.89	4.64	65.51

(0.77)	15.73	16.11	46,592	0.91	5.02	5.79
(0.08)	14.25	17.25	42,199	0.89	6.81	18.79
(1.66)	12.23	(24.55)	32,561	0.89	5.70	45.62
(0.42)	17.98	(14.46)	40,675	0.88	3.29	62.52
(0.42)	21.43	27.52	64,559	1.07	2.99	21.07

(0.48)	21.00	30.74	21,628	0.63	2.31	28.62
(0.49)	16.46	(15.85)	13,991	0.70	2.36	31.66
(0.99)	20.09	4.29	18,077	0.66	2.66	78.67
(0.41)	20.22	(11.66)	13,145	0.55	2.54	14.62
(0.48)	23.28	18.53	16,294	0.56	1.89	7.93
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on April 28, 2020 (See Note 9 in the Notes to Financial Statements).
(2)	Per share amounts have been adjusted for a 1 for 4 reverse share split on March 16, 2017 (See Note 9 in the Notes to Financial Statements).

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Norway ETF(1)
2021	20.12	0.42	11.94	12.36	(0.46)	—	(0.01)
2020(2)	24.52	0.42	(4.38)	(3.96)	(0.44)	—	—
2019(2)	29.31	0.88	(3.78)	(2.90)	(1.89)	—	—
2018(2)	28.32	0.78	1.01	1.79	(0.80)	—	—
2017(2)	23.22	0.86	4.91	5.77	(0.67)	—	—
Global X FTSE Southeast Asia ETF
2021	11.66	0.62	3.09	3.71	(0.27)	—	—
2020	15.95	0.37	(4.27)	(3.90)	(0.39)	—	—
2019	15.32	0.44	0.91	1.35	(0.72)	—	—
2018	15.91	0.49	(0.81)	(0.32)	(0.27)	—	—
2017	13.72	0.32	2.23	2.55	(0.36)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.47)	32.01	64.44	103,935	0.50	3.09	9.74
(0.44)	20.12	(16.32)	33,570	0.50	1.92	8.38
(1.89)	24.52	(9.77)	78,323	0.50	3.36	9.63
(0.80)	29.31	6.47	163,471	0.50	2.64	9.55
(0.67)	28.32	25.53	164,736	0.50	3.41	9.53

(0.27)	15.10	31.94	35,776	0.65	4.27	13.46
(0.39)	11.66	(24.82)	20,981	0.65	2.77	5.98
(0.72)	15.95	8.94	26,323	0.65	2.76	7.01
(0.27)	15.32	(2.15)	17,614	0.65	2.94	11.98
(0.36)	15.91	19.19	14,320	0.65	2.23	7.78

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)
On October 29, 2021, the Global X MSCI Norway ETF (the “Acquired Fund”) was reorganized into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed the Global X MSCI Norway ETF.  As a result of the Reorganization as of the close of business on October 29, 2021, the Combined Fund assumed the performance and accounting history of the Acquired Fund. Accordingly, performance figures for the Combined Fund for periods prior to the date of the Reorganization represent the performance of the Acquired Fund (See Note 1 in Notes to Financial Statements).

(2)
Per share data for the Acquired Fund has been restated for periods prior to the reorganization to reflect the conversion ratio of 0.4766 in effect on the reorganization date of October 29, 2021 (See Note 1 in Notes to Financial Statements).

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
October 31, 2021

1. ORGANIZATION
Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2021, the Trust had ninety-seven portfolios, eighty-eight of which were operational. The financial statements herein and the related notes pertain to the Global X MSCI China Energy ETF, Global X MSCI China Materials ETF, Global X MSCI China Industrials ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Consumer Staples ETF, Global X MSCI China Health Care ETF, Global X MSCI China Financials ETF, Global X MSCI China Information Technology ETF, Global X MSCI China Communication Services ETF, Global X MSCI China Utilities ETF, Global X MSCI China Real Estate ETF, Global X MSCI Greece ETF, Global X DAX Germany ETF, Global X MSCI Portugal ETF, Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Pakistan ETF, Global X MSCI Nigeria ETF, Global X MSCI Next Emerging & Frontier ETF, Global X MSCI Norway ETF and Global X FTSE Southeast Asia ETF (each a “Fund”, and collectively, the “Funds”). Each Fund (except for the Global X MSCI Next Emerging & Frontier ETF) has elected non-diversified status.
On August 4, 2021, the Board of Trustees (the “Board”) of the Trust unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free reorganization (the “Reorganization”) of the Global X MSCI Norway ETF (the “Acquired Fund”) with and into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”). The Agreement provided for: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of the shares of beneficial interest of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided in the Agreement, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Combined Fund, and the Combined Fund was renamed the Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund. See Note 10 in the Notes to Financial Statements.
On September 17, 2021, the Global X MSCI China Large-Cap 50 ETF was liquidated.

Notes to Financial Statements (continued)
October 31, 2021

1. ORGANIZATION (continued)
On December 24, 2018, the shareholders of the Horizons DAX Germany ETF (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets to the Global X DAX Germany ETF (the “Germany Fund”) and the assumption of certain of the liabilities of the Predecessor Fund; (b) the issuance of shares of the Germany Fund to the shareholders of the Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization was December 24, 2018. The Germany Fund had no operations prior to the Reorganization. The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Germany Fund. The financial statements and financial highlights include the financial information of the Predecessor Fund through December 21, 2018.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Significant Accounting Policies followed by the Funds.
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most

Notes to Financial Statements (continued)
October 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Board. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2021, there were securities valued using the

Notes to Financial Statements (continued)
October 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Fair Value Procedures of $0, $2,251,646, $311,305, $2, $7,557, $13 and $0 in the Global X MSCI China Materials ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Financials ETF, Global X MSCI China Communication Services ETF, Global X MSCI Greece ETF, Global X MSCI Portugal ETF and Global X MSCI Next Emerging & Frontier ETF, respectively. There were no other securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the year ended October 31, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Notes to Financial Statements (continued)
October 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of October 31, 2021. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

Notes to Financial Statements (continued)
October 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
As of October 31, 2021, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements*	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received		Net Amount(2)
Global X MSCI China Consumer Discretionary ETF
BNP Paribas	$4,114,268	$4,114,268	$	−	$	−
Global X MSCI China Information Technology ETF
BNP Paribas	92,873	92,873		−		−
Global X MSCI China Communication Services ETF
BNP Paribas	101,852	101,852		−		−
Global X MSCI Portugal ETF
BNP Paribas	72,170	72,170		−		−
Global X MSCI Argentina ETF
BNP Paribas	758,445	758,445		−		−

*	Repurchase agreements with an overnight and continuous maturity.
(1)	Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusion regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

Notes to Financial Statements (continued)
October 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.
As of and during the year ended October 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as in income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.
CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares,

Notes to Financial Statements (continued)
October 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at October 31, 2021	Redemption Fee

Global X MSCI China Energy ETF	10,000	$800	$119,300	$800
Global X MSCI China Materials ETF	10,000	1,500	252,200	1,500
Global X MSCI China Industrials ETF	10,000	2,100	166,200	2,100
Global X MSCI China Consumer Discretionary ETF	10,000	1,600	299,400	1,600
Global X MSCI China Consumer Staples ETF	10,000	1,300	293,800	1,300
Global X MSCI China Health Care ETF	10,000	1,400	248,100	1,400
Global X MSCI China Financials ETF	10,000	2,100	144,200	2,100
Global X MSCI China Information Technology ETF	10,000	1,900	290,700	1,900
Global X MSCI China Communication Services ETF	10,000	800	205,600	800
Global X MSCI China Utilities ETF	10,000	1,000	195,300	1,000
Global X MSCI China Real Estate ETF	10,000	1,200	119,000	1,200
Global X MSCI Greece ETF	10,000	500	279,800	500
Global X DAX Germany ETF	10,000	500	328,600	500
Global X MSCI Portugal ETF	10,000	1,000	117,100	1,000
Global X MSCI Colombia ETF	10,000	2,000	307,600	2,000
Global X MSCI Argentina ETF	10,000	500	330,000	500
Global X MSCI Pakistan ETF	10,000	2,800	259,900	2,800
Global X MSCI Nigeria ETF	10,000	2,000	157,300	2,000
Global X MSCI Next Emerging & Frontier ETF	10,000	9,500	210,000	9,500
Global X MSCI Norway ETF	10,000	1,200	320,100	1,200
Global X FTSE Southeast Asia ETF	10,000	2,100	151,000	2,100

Notes to Financial Statements (continued)
October 31, 2021

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.
For the Adviser’s service to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses).

Notes to Financial Statements (continued)
October 31, 2021

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:
Supervision and Administration Fee
Global X MSCI China Energy ETF	0.65%
Global X MSCI China Materials ETF	0.65%
Global X MSCI China Industrials ETF	0.65%
Global X MSCI China Consumer Discretionary ETF	0.65%
Global X MSCI China Consumer Staples ETF	0.65%
Global X MSCI China Health Care ETF	0.65%
Global X MSCI China Financials ETF	0.65%
Global X MSCI China Information Technology ETF	0.65%
Global X MSCI China Communication Services ETF	0.65%
Global X MSCI China Utilities ETF	0.65%
Global X MSCI China Real Estate ETF	0.65%
Global X MSCI Greece ETF	0.55%
Global X DAX Germany ETF***	0.20%
Global X MSCI Portugal ETF	0.55%
Global X MSCI Colombia ETF*	0.61%
Global X MSCI Argentina ETF**	0.59%
Global X MSCI Pakistan ETF	0.68%
Global X MSCI Nigeria ETF	0.68%
Global X MSCI Next Emerging & Frontier ETF	0.49%
Global X MSCI Norway ETF	0.50%
Global X FTSE Southeast Asia ETF	0.65%

*Pursuant to an expense limitation agreement in existence between the Global X MSCI Colombia ETF (the “ Colombia Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Colombia Fund (exclusive of taxes, brokerage fees, commissions, custodian fees, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.61% of the Colombia Fund’s average daily net assets per year until at least March 1, 2018. Pursuant to the expense limitation agreement, the Colombia Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017 to permanently reduce the Colombia Fund’s fees to 0.61% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees were still subject to recoupment. As of October 31, 2021, the recoupment period had expired and there had been no recoupment of previously waived and reimbursed fees for the annual period ended on October 31, 2021.

Notes to Financial Statements (continued)
October 31, 2021

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
**Pursuant to an expense limitation agreement in existence between the Global X MSCI Argentina ETF (the “Argentina Fund”) and the Adviser prior to May 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Argentina Fund (exclusive of taxes, brokerage fees, commissions, custodian fees, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.59% of the Argentina Fund’s average daily net assets per year until at least May 1, 2018. Pursuant to the expense limitation agreement, the Argentina Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses of the Argentina Fund to exceed 0.59% during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017 to permanently reduce the Argentina Fund’s fees to 0.59% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees were still subject to recoupment. As of October 31, 2021, the recoupment period had expired and there had been no recoupment of previously waived and reimbursed fees for the annual period ended on October 31, 2021.
***Effective August 1, 2017, Horizons ETFs Management (US) LLC (the “Predecessor Adviser”), contractually agreed to waive a portion of its management fee, which was 0.45% of the average daily net assets of the Predecessor Fund, and/or reimburse fees or expenses to 0.20% of the average daily net assets until July 31, 2019. The Board approved an Expense Limitation Agreement whereby the Adviser, effective as of the Reorganization, contractually agreed to reimburse or waive fees and/or limit the Germany Fund’s expenses to the extent necessary to assure that operating expenses (exclusive of taxes, brokerage fees, commissions and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) would not exceed 0.20% of the Germany Fund’s average daily net assets per year until March 1, 2021. The Board voted to permanently reduce the Germany Fund’s fees to 0.20% and end the expense limitation agreement as of March 1, 2021.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

Notes to Financial Statements (continued)
October 31, 2021

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as transfer agent and Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (continued)
October 31, 2021

4. INVESTMENT TRANSACTIONS
For the year ended October 31, 2021, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:
	Purchases	Sales and Maturities
Global X MSCI China Energy ETF	$3,269,484	$1,427,148
Global X MSCI China Materials ETF	5,395,225	1,225,652
Global X MSCI China Industrials ETF	3,381,269	2,031,004
Global X MSCI China Consumer Discretionary ETF	505,164,467	229,211,387
Global X MSCI China Consumer Staples ETF	7,898,459	7,045,097
Global X MSCI China Health Care ETF	15,208,050	5,306,233
Global X MSCI China Financials ETF	33,930,767	12,127,170
Global X MSCI China Information Technology ETF	31,202,245	17,751,183
Global X MSCI China Communication Services ETF	10,207,492	10,774,795
Global X MSCI China Utilities ETF	738,890	784,055
Global X MSCI China Real Estate ETF	2,459,906	2,182,075
Global X MSCI Greece ETF	60,371,460	58,601,033
Global X DAX Germany ETF	9,419,642	9,119,968
Global X MSCI Portugal ETF	7,925,692	7,961,385
Global X MSCI Colombia ETF	6,461,728	8,643,293
Global X MSCI Argentina ETF	13,109,244	15,466,162
Global X MSCI Pakistan ETF	13,273,065	22,930,419
Global X MSCI Nigeria ETF	2,369,617	4,499,800
Global X MSCI Next Emerging & Frontier ETF	7,088,798	5,338,920
Global X MSCI Norway ETF	47,931,530	4,565,991
Global X FTSE Southeast Asia ETF	6,860,009	4,273,060

During the year ended October 31, 2021, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (continued)
October 31, 2021

4. INVESTMENT TRANSACTIONS (continued)
For the year ended October 31, 2021, in-kind transactions associated with creations and redemptions were:
	Purchases	Sales and Maturities		Realized Gain/(Loss)
Global X MSCI China Energy ETF	$111,311	$	−	$	−
Global X MSCI China Industrials ETF	273,230		1,099,252		203,864
Global X MSCI China Consumer Discretionary ETF	284,156,253		228,660,338		102,367,348
Global X MSCI China Consumer Staples ETF	31,911		2,609,453		412,650
Global X MSCI China Health Care ETF	2,761,065		5,847,110		2,134,514
Global X MSCI China Financials ETF	400,031		20,423,206		1,576,656
Global X MSCI China Information Technology ETF	1,204,555		3,770,916		1,035,933
Global X MSCI China Communication Services ETF	−		1,011,778		306,996
Global X MSCI China Real Estate ETF	38,209		1,906,593		(4,649)
Global X MSCI Greece ETF	7,478,674		29,804,079		5,632,545
Global X DAX Germany ETF	11,769,692		−		−
Global X MSCI Portugal ETF	−		6,892,180		1,359,203
Global X MSCI Colombia ETF	−		1,276,631		13,177
Global X MSCI Argentina ETF	6,736,472		21,472,310		6,090,932
Global X MSCI Next Emerging & Frontier ETF	1,705,838		−		−
Global X MSCI Norway ETF	19,136,665		9,941,298		1,734,999
Global X FTSE Southeast Asia ETF	11,016,619		4,702,736		1,090,982

For the year ended October 31, 2020, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	RealizedGain/(Loss)
Global X MSCI China Materials ETF	$–	$503,499	$9,330
Global X MSCI China Consumer Discretionary ETF	95,439,580	40,246,660	11,569,839
Global X MSCI China Consumer Staples ETF	–	2,359,647	217,114
Global X MSCI China Health Care ETF	325,187	1,431,871	477,251
Global X MSCI China Financials ETF	125,640	21,519,835	(3,087,371)
Global X MSCI China Information Technology ETF	861,404	3,622,313	435,527
Global X MSCI China Communication Services ETF	–	4,752,664	269,368
Global X MSCI China Real Estate ETF	–	5,348,336	295,031
Global X MSCI Greece ETF	6,806,665	117,213,745	(23,705,917)
Global X MSCI Norway ETF	12,518,174	49,771,316	(7,419,655)
Global X DAX Germany ETF	16,196,555	6,537,418	1,372,275
Global X MSCI Portugal ETF	–	5,751,994	404,886
Global X MSCI Colombia ETF	–	4,250,418	(373,292)
Global X MSCI Argentina ETF	11,622,517	32,767,167	4,759,481
Global X MSCI Next Emerging & Frontier ETF	333,226	625,784	(171,539)
Global X FTSE Southeast Asia ETF	2,093,095	460,399	(11,727)

Notes to Financial Statements (continued)
October 31, 2021

5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.
The following differences, primarily attributable to redemptions in-kind, sales of passive foreign investment companies, and foreign currency, have been reclassified to/from the following accounts during the fiscal period ended October 31, 2021:

Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X MSCI China Industrials ETF	202,467	(202,467)
Global X MSCI China Consumer Discretionary ETF	100,855,197	(100,855,197)
Global X MSCI China Consumer Staples ETF	390,023	(390,023)
Global X MSCI China Health Care ETF	2,098,833	(2,098,833)
Global X MSCI China Financials ETF	1,540,470	(1,540,470)
Global X MSCI China Information Technology ETF	1,024,613	(1,024,613)
Global X MSCI China Communication Services ETF	192,921	(192,921)
Global X MSCI China Real Estate ETF	(26,869)	26,869
Global X MSCI Greece ETF	5,473,054	(5,473,054)
Global X MSCI Portugal ETF	1,301,189	(1,301,189)
Global X MSCI Colombia ETF	(57,012)	57,012
Global X MSCI Argentina ETF	5,232,680	(5,232,680)
Global X MSCI Norway ETF	1,657,066	(1,657,066)
Global X FTSE Southeast Asia ETF	1,060,413	(1,060,413)

The tax character of dividends and distributions declared during the periods ended October 31, 2021 and 2020 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI China Energy ETF
2021	$61,017	$–	$–	$61,017
2020	68,891	–	–	68,891
Global X MSCI China Materials ETF
2021	$85,767	$–	$–	$85,767
2020	57,446	–	–	57,446

Notes to Financial Statements (continued)
October 31, 2021

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI China Industrials ETF
2021	$44,984	$–	$–	$44,984
2020	31,434	–	–	31,434
Global X MSCI China Consumer Discretionary ETF
2021	$380,749	$–	$–	$380,749
2020	1,388,311	–	–	1,388,311
Global X MSCI China Consumer Staples ETF
2021	$165,719	$–	$–	$165,719
2020	136,194	255	–	136,449
Global X MSCI China Health Care ETF
2021	$7,709	$–	$–	$7,709
2020	16,313	–	–	16,313
Global X MSCI China Financials ETF
2021	$1,869,196	$–	$–	$1,869,196
2020	1,795,211	–	–	1,795,211
Global X MSCI China Information Technology ETF
2021	$254,780	$11,340	$–	$266,120
2020	53,606	–	–	53,606
Global X MSCI China Communication Services ETF
2021	$201,302	$–	$30,513	$231,815
2020	133,251	–	–	133,251
Global X MSCI China Utilities ETF
2021	$63,139	$–	$–	$63,139
2020	40,333	–	–	40,333
Global X MSCI China Real Estate ETF
2021	$311,838	$–	$–	$311,838
2020	171,559	–	–	171,559
7635 Global X MSCI Greece ETF
2021	$3,402,946	$–	$–	$3,402,946
2020	6,932,583	–	–	6,932,583
Global X DAX Germany ETF
2021	$1,062,843	$–	$–	$1,062,843
2020	221,929	–	–	221,929
Global X MSCI Portugal ETF
2021	$509,812	$–	$–	$509,812
2020	491,011	–	–	491,011
Global X MSCI Colombia ETF
2021	$1,240,682	$–	$–	$1,240,682
2020	1,868,308	–	–	1,868,308
Global X MSCI Argentina ETF
2021	$163,672	$–	$–	$163,672
2020	231,396	–	–	231,396

Notes to Financial Statements (continued)
October 31, 2021

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI Pakistan ETF
2021	$1,563,198	$–	$–	$1,563,198
2020	1,334,151	–	–	1,334,151
Global X MSCI Nigeria ETF
2021	$2,273,637	$–	$–	$2,273,637
2020	235,024	–	–	235,024
Global X MSCI Next Emerging & Frontier ETF
2021	$448,516	$–	$–	$448,516
2020	425,178	–	–	425,178
Global X MSCI Norway ETF
2021	$1,549,127	$–	$28,009	$1,577,136
2020	1,003,442	–	–	1,003,442
Global X FTSE Southeast Asia ETF
2021	$630,414	$–	$–	$630,414
2020	646,024	–	–	646,024

As of October 31, 2021, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X MSCI China Energy ETF	Global X MSCI China Materials ETF	Global X MSCI China Industrials ETF
Undistributed Ordinary Income	$113,308	$21,101	$20,179
Capital Loss Carryforwards	(1,671,077)	(2,020,267)	(2,880,670)
Unrealized Appreciation on Investments and Foreign Currency	401,321	558,280	241,296
Other Temporary Differences	(3)	2	(1)
Total Accumulated Losses	$(1,156,451)	$(1,440,884)	$(2,619,196)

Notes to Financial Statements (continued)
October 31, 2021

5. TAX INFORMATION (continued)

	Global X Funds
	Global X MSCI China Consumer Discretionary ETF	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF
Undistributed Ordinary Income	$–	$80,672	$–
Undistributed Long-Term Capital Gain	–	504,089	–
Capital Loss Carryforwards	(67,994,653)	–	(258,019)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(90,825,957)	1,561,187	(1,392,761)
Other Temporary Differences	(9)	1	1
Total Distributable Earnings (Accumulated Losses)	$(158,820,619)	$2,145,949	$(1,650,779)

	Global X Funds
	Global X MSCI China Financials ETF	Global X MSCI China Information Technology ETF	Global X MSCI China Communication Services ETF
Undistributed Ordinary Income	$1,628,991	$24,916	$–
Undistributed Long-Term Capital Gain	–	662,560	–
Capital Loss Carryforwards	(6,626,347)	–	(7,236,583)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(10,110,021)	463,513	(1,806,141)
Other Temporary Differences	(5)	1	2
Total Distributable Earnings (Accumulated Losses)	$(15,107,382)	$1,150,990	$(9,042,722)

	Global X Funds
	Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF	Global X MSCI Greece ETF
Undistributed Ordinary Income	$36,539	$115,824	$2,209,364
Undistributed Long-Term Capital Gain	34,700	–	–
Capital Loss Carryforwards	–	(408,299)	(222,325,440)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	379,264	(1,767,325)	(14,524,816)
Other Temporary Differences	3	7	(17)
Total Distributable Earnings (Accumulated Losses)	$450,506	$(2,059,793)	$(234,640,909)

Notes to Financial Statements (continued)
October 31, 2021

5. TAX INFORMATION (continued)

	Global X Funds
	Global X DAX Germany ETF	Global X MSCI Portugal ETF	Global X MSCI Colombia ETF
Undistributed Ordinary Income	$83,228	$59,018	$340,494
Capital Loss Carryforwards	(2,935,878)	(15,840,876)	(87,681,992)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	5,018,745	(3,000,061)	(8,351,866)
Other Temporary Differences	(1)	(1)	(2)
Total Distributable Earnings (Accumulated Losses)	$2,166,094	$(18,781,920)	$(95,693,366)

	Global X Funds
	Global X MSCI Argentina ETF	Global X MSCI Pakistan ETF	Global X MSCI Nigeria ETF
Undistributed Ordinary Income	$222,255	$680,674	$2,085,071
Capital Loss Carryforwards	(22,026,533)	(33,524,636)	(23,634,403)
Unrealized Depreciation on Investments and Foreign Currency	(19,422,671)	(8,376,955)	(3,524,180)
Other Temporary Differences	(3)	(5)	(6)
Total Accumulated Losses	$(41,226,952)	$(41,220,922)	$(25,073,518)

	Global X Funds
	Global X MSCI Next Emerging & Frontier ETF	Global X MSCI Norway ETF	Global X FTSE Southeast Asia ETF
Undistributed Ordinary Income	$202,628	$142,787	$948,184
Capital Loss Carryforwards	(24,621,331)	(43,534,491)	(7,778,767)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	1,733,002	3,432,325	(600,050)
Other Temporary Differences	(2)	(10)	(1)
Total Accumulated Losses	$(22,685,703)	$(39,959,389)	$(7,430,634)

Notes to Financial Statements (continued)
October 31, 2021

5. TAX INFORMATION (continued)
For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:u

	Short-Term Loss	Long-Term Loss	Total
Global X MSCI China Energy ETF	$380,247	$1,290,830	$1,671,077
Global X MSCI China Materials ETF	176,578	1,843,689	2,020,267
Global X MSCI China Industrials ETF	416,838	2,463,832	2,880,670
Global X MSCI China Consumer Discretionary ETF	23,211,376	44,783,277	67,994,653
Global X MSCI China Health Care ETF	258,019	–	258,019
Global X MSCI China Financials ETF	5,208,744	1,417,603	6,626,347
Global X MSCI China Communication Services ETF	4,143,497	3,093,086	7,236,583
Global X MSCI China Real Estate ETF	158,937	249,362	408,299
Global X MSCI Greece ETF	74,626,295	147,699,145	222,325,440
Global X DAX Germany ETF	824,610	2,111,268	2,935,878
Global X MSCI Portugal ETF	3,563,933	12,276,943	15,840,876
Global X MSCI Colombia ETF	24,877,974	62,804,018	87,681,992
Global X MSCI Argentina ETF	3,251,003	18,775,530	22,026,533
Global X MSCI Pakistan ETF	1,147,774	32,376,862	33,524,636
Global X MSCI Nigeria ETF	6,706,291	16,928,112	23,634,403
Global X MSCI Next Emerging & Frontier ETF	6,024,660	18,596,671	24,621,331
Global X MSCI Norway ETF	11,226,787	32,307,704	43,534,491	*
Global X FTSE Southeast Asia ETF	2,370,660	5,408,107	7,778,767

* The utilization of this amount is subject to limitation under IRC sections 382-384.

Notes to Financial Statements (continued)
October 31, 2021

5. TAX INFORMATION (continued)
During the year ended October 31, 2021, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
Global X MSCI China Energy ETF	$–	$71,270	$71,270
Global X MSCI China Materials ETF	–	68,619	68,619
Global X MSCI China Consumer Discretionary ETF	78,352	6,821,656	6,900,008
Global X MSCI China Health Care ETF	–	2,145	2,145
Global X MSCI China Utilities ETF	5,007	42,157	47,164
Global X MSCI Argentina ETF	180,686	–	180,686
Global X MSCI Pakistan ETF	115,602	93,651	209,253
Global X MSCI Nigeria ETF	8,320	–	8,320
Global X MSCI Next Emerging & Frontier ETF	88,454	136,074	224,528

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2021 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MSCI China Energy ETF	$4,112,447	$614,778	$(213,457)	$401,321
Global X MSCI China Materials ETF	5,994,767	1,145,310	(587,030)	558,280
Global X MSCI China Industrials ETF	2,913,426	644,104	(402,808)	241,296
Global X MSCI China Consumer Discretionary ETF	748,511,166	81,772,515	(172,598,472)	(90,825,957)
Global X MSCI China Consumer Staples ETF	13,985,779	3,878,486	(2,317,299)	1,561,187
Global X MSCI China Health Care ETF	17,995,320	2,175,454	(3,568,215)	(1,392,761)
Global X MSCI China Financials ETF	58,796,361	2,765,384	(12,875,405)	(10,110,021)
Global X MSCI China Information Technology ETF	30,515,468	5,639,553	(5,176,040)	463,513
Global X MSCI China Communication Services ETF	14,359,355	1,729,713	(3,535,854)	(1,806,141)
Global X MSCI China Utilities ETF	1,518,175	533,958	(154,694)	379,264
Global X MSCI China Real Estate ETF	6,164,593	114,747	(1,882,072)	(1,767,325)
Global X MSCI Greece ETF	165,636,284	30,167,420	(44,692,236)	(14,524,816)
Global X DAX Germany ETF	38,953,629	6,986,420	(1,967,675)	5,018,745
Global X MSCI Portugal ETF	14,114,183	1,053,464	(4,053,525)	(3,000,061)
Global X MSCI Colombia ETF	50,041,027	3,983,723	(12,335,589)	(8,351,866)
Global X MSCI Argentina ETF	55,854,625	8,320,839	(27,743,513)	(19,422,674)
Global X MSCI Pakistan ETF	32,132,112	2,321,782	(10,698,737)	(8,376,955)
Global X MSCI Nigeria ETF	52,660,946	7,223,745	(10,747,925)	(3,524,180)
Global X MSCI Next Emerging & Frontier ETF	19,846,980	3,558,483	(1,825,481)	1,733,002
Global X MSCI Norway ETF	100,172,812	7,615,776	(4,183,451)	3,432,325
Global X FTSE Southeast Asia ETF	36,328,582	2,669,993	(3,270,043)	(600,050)

Notes to Financial Statements (continued)
October 31, 2021

5. TAX INFORMATION (continued)
The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.
6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.
In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.
Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying indexes).
Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Notes to Financial Statements (continued)
October 31, 2021

6. CONCENTRATION OF RISKS (continued)
The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of a Fund, and cause a Fund to decline in value.
Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as

Notes to Financial Statements (continued)
October 31, 2021

6. CONCENTRATION OF RISKS (continued)
certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.
On June 3, 2021, President Biden expanded upon the previously issued executive order that prohibited U.S. persons from transacting in publicly traded securities designated by the U.S. Department of Defense as “Communist Chinese Military Companies“ or “CCMCs“ or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities. President Biden’s Executive Order retains the structure of the investment-based CCMC sanctions program introduced in late 2020 but expands the prohibitions to address threats from the use of Chinese surveillance technology outside the People’s Republic of China and the development or use of Chinese surveillance technology to facilitate repression or serious human rights abuse (the “Executive Order”).
Under the Executive Order, U.S. persons will be prohibited from engaging in the purchase or sale of publicly traded securities, as well as securities derivative of, or

Notes to Financial Statements (continued)
October 31, 2021

6. CONCENTRATION OF RISKS (continued)
designed to provide investment exposure to, such securities. This prohibition took effect on August 2, 2021 for entities listed in the Appendix to the Executive Order (and 60 days after designation, with respect to subsequently designated entities). In addition, U.S. persons will be required to divest of targeted securities of entities listed in the Appendix to the Executive Order by June 3, 2022 (or 365 days from designation, with respect to subsequently designated entities).
The Executive Order replaces the previous list of CCMCs with a new Non-SDN Chinese Military Industrial Complex Companies List. The U.S. Department of the Treasury, rather than the U.S. Department of Defense, will drive designations going forward.
These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.
Also, if an affected security is included in a Fund’s underlying index, such Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of the underlying index. The use of (or increased use of) a representative sampling strategy may increase such Fund’s tracking error risk. Actions barring some or all transactions with a specific company will likely have a substantial, negative impact on the value of such company’s securities. These sanctions may also lead to changes in a Fund’s underlying index. A Fund’s index provider may remove securities from the underlying index or implement caps on the securities of certain issuers that have been subject to recent economic sanctions. In such an event, it is expected that a Fund will rebalance its portfolio to bring it in line with its respective underlying index as a result of any such changes, which may result in transaction costs and increased tracking error.
Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
7. LOANS OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depository Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements,

Notes to Financial Statements (continued)
October 31, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)
short-term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the security lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements (continued)
October 31, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)
At October 31, 2021, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X MSCI China Consumer Discretionary ETF
Barclays Capital	$623,677	$671,187
Citigroup	164,684	173,646
Goldman Sachs	4,615,120	4,857,983
Morgan Stanley and Co.	2,970,714	3,202,739
UBS Securities LLC	304,080	319,824
Total	$8,678,275	$9,225,379
Global X MSCI China Information Technology ETF
Goldman Sachs	$190,651	$208,248
Global X MSCI China Communication Services ETF
BofA Securities, Inc.	$130,698	$143,100
Citigroup	65,390	70,800
JPMorgan	13,152	14,400
SG Americas Securities LLC	74	81
Total	$209,314	$228,381
Global X MSCI Portugal ETF
BofA Securities, Inc.	$82,024	$106,938
SG Americas Securities LLC	48,854	51,597
UBS Securities LLC	3,102	3,291
Total	$133,980	$161,826
Global X MSCI Argentina ETF
BofA Securities, Inc.	$129,962	$142,250
Citigroup	186,944	198,914
Credit Suisse	507,314	544,840
JPMorgan	707,850	752,175
Natl Financial Services Group	60,095	62,474
Total	$1,592,165	$1,700,653

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Notes to Financial Statements (continued)
October 31, 2021

8. CONTRACTUAL OBLIGATIONS (continued)
Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REVERSE SHARE SPLIT
Effective April 28, 2020, each of the Global X MSCI Colombia ETF, Global X MSCI Greece ETF and Global X MSCI Pakistan ETF executed a reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

Fund Name	Ratio
Global X MSCI Colombia ETF	1:4
Global X MSCI Greece ETF	1:3
Global X MSCI Pakistan ETF	1:4

Effective March 16, 2017, the Global X MSCI Nigeria ETF executed a 1-for-4 reverse share split for shareholders of record after the close of markets on March 15, 2017. The effect of this transaction was to divide the number of outstanding shares of the Fund by four, resulting in a corresponding increase in the NAV per share. The per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.
10. MERGER
Effective October 29, 2021, the Global X FTSE Nordic Region ETF (the “Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of the Global X MSCI Norway ETF (the “Acquired Fund”) pursuant to a Plan of Reorganization approved by the Board of Directors on August 4, 2021. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Acquiring Fund, each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity

Notes to Financial Statements (continued)
October 31, 2021

10. MERGER (continued)
in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund.
The acquisition was accomplished by a tax-free exchange as follows:
3,980,000 shares of the Acquired Fund, with net assets of $60,723,560 and including $673,023 of net unrealized depreciation for 1,896,973 shares of the Acquiring Fund with net assets of $43,214,538. For every 1 share of the Acquired Fund, shareholders received 0.4766 shares of the Acquiring Fund. Immediately following the acquisition, the Combined Fund held 3,246,971 shares with net assets of $103,938,098.
Assuming that the reorganization had been completed on November 1, 2020, the Acquiring Fund’s pro forma results of operations for the year ended October 31, 2021 would have been as follows:
Net investment income	$2,153,445
Net realized and unrealized gain (loss) from investments	26,735,503
Net increase (decrease) in net assets from operations	$28,888,948

11. REGULATORY MATTERS
In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.
12. SUBSEQUENT EVENTS
On September 7, 2021, the Custodian announced that it had entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”). The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated in the first quarter of 2022 (the “Closing Date”). Consequently, as a result of the Transaction, it is expected that State Street will replace BBH as the Funds’ custodian effective as of the Closing Date.

Notes to Financial Statements (concluded)
October 31, 2021

12. SUBSEQUENT EVENTS (continued)
The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the twenty-one funds listed in the table below.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-one of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Global X MSCI Colombia ETF (1)	Global X MSCI Portugal ETF (1)
Global X MSCI Norway ETF (1)	Global X MSCI Pakistan ETF (1)
Global X MSCI China Industrials ETF (1)	Global X FTSE Southeast Asia ETF (1)
Global X MSCI China Consumer Discretionary ETF (1)	Global X MSCI Nigeria ETF (1)
Global X MSCI China Energy ETF (1)	Global X DAX Germany ETF (2)
Global X MSCI China Financials ETF (1)	Global X MSCI China Consumer Staples ETF (3)
Global X MSCI China Communication Services ETF (1)	Global X MSCI China Health Care ETF (3)
Global X MSCI China Materials ETF (1)	Global X MSCI China Information Technology ETF (3)
Global X MSCI Argentina ETF (1)	Global X MSCI China Real Estate ETF (3)
Global X MSCI Greece ETF (1)	Global X MSCI China Utilities ETF (3)
Global X MSCI Next Emerging & Frontier ETF (1)

(1)	Financial highlights for each of the five years in the period ended October 31, 2021
(2)	Financial highlights for each of the three years in the period ended October 31, 2021
(3)	Financial highlights for each of the two years in the period ended October 31, 2021 and for the period December 7, 2018 (commencement of operations) through October 31, 2019

The financial statements of Global X DAX Germany ETF as of and for the year ended October 31, 2018 and the financial highlights for each of the periods ended on or prior to October 31, 2018 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 28, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Report of Independent Registered Public Accounting Firm

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 28, 2021

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Disclosure of Fund Expenses (unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.
Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2021 through October 31, 2021.
The table on the next page illustrates the Funds’ costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that a Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare a Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MSCI China Energy ETF
Actual Fund Return	$1,000.00	$1,272.40	0.67%	$3.84
Hypothetical 5% Return	1,000.00	1,021.83	0.67	3.41

Global X MSCI China Materials ETF
Actual Fund Return	$1,000.00	$1,038.20	0.65%	$3.34
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X MSCI China Industrials ETF
Actual Fund Return	$1,000.00	$1,012.70	0.66%	$3.35
Hypothetical 5% Return	1,000.00	1,021.88	0.66	3.36

Global X MSCI China Consumer Discretionary ETF
Actual Fund Return	$1,000.00	$886.10	0.65%	$3.09
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X MSCI China Consumer Staples ETF
Actual Fund Return	$1,000.00	$907.70	0.65%	$3.13
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X MSCI China Health Care ETF
Actual Fund Return	$1,000.00	$814.50	0.65%	$2.97
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X MSCI China Financials ETF
Actual Fund Return	$1,000.00	$925.00	0.66%	$3.20
Hypothetical 5% Return	1,000.00	1,021.88	0.66	3.36

Global X MSCI China Information Technology ETF
Actual Fund Return	$1,000.00	$935.30	0.65%	$3.17
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X MSCI China Communication Services ETF
Actual Fund Return	$1,000.00	$745.80	0.65%	$2.86
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X MSCI China Utilities ETF
Actual Fund Return	$1,000.00	$1,224.50	0.67%	$3.76
Hypothetical 5% Return	1,000.00	1,021.83	0.67	3.41

Global X MSCI China Real Estate ETF
Actual Fund Return	$1,000.00	$729.30	0.67%	$2.92
Hypothetical 5% Return	1,000.00	1,021.83	0.67	3.41

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MSCI Greece ETF
Actual Fund Return	$1,000.00	$981.40	0.54%	$2.70
Hypothetical 5% Return	1,000.00	1,022.48	0.54	2.75

Global X DAX Germany ETF
Actual Fund Return	$1,000.00	$993.40	0.20%	$1.00
Hypothetical 5% Return	1,000.00	1,024.20	0.20	1.02

Global X MSCI Portugal ETF
Actual Fund Return	$1,000.00	$1,053.00	0.58%	$3.00
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96

Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$1,143.50	0.61%	$3.30
Hypothetical 5% Return	1,000.00	1,022.13	0.61	3.11

Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$1,103.80	0.59%	$3.13
Hypothetical 5% Return	1,000.00	1,022.23	0.59	3.01

Global X MSCI Pakistan ETF
Actual Fund Return	$1,000.00	$902.90	0.63%	$3.02
Hypothetical 5% Return	1,000.00	1,022.03	0.63	3.21

Global X MSCI Nigeria ETF
Actual Fund Return	$1,000.00	$1,115.60	1.00%	$5.33
Hypothetical 5% Return	1,000.00	1,020.16	1.00	5.09

Global X MSCI Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$1,069.20	0.62%	$3.23
Hypothetical 5% Return	1,000.00	1,022.08	0.62	3.16

Global X MSCI Norway ETF‡(2)
Actual Fund Return	$1,000.00	$1,079.30	0.58%	$3.04
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96

Global X FTSE Southeast Asia ETF
Actual Fund Return	$1,000.00	$1,024.20	0.65%	$3.32
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Disclosure of Fund Expenses (unaudited) (concluded)

(2)
On October 29, 2021, the Global X MSCI Norway ETF (the “Acquired Fund”) was reorganized into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed Global X MSCI Norway ETF. As a result of the Reorganization as of the close of business on October 29, 2021, the Combined Fund assumed the performance and accounting history of the Acquired Fund. Accordingly, the financial information for the Combined Fund for periods prior to the date of the Reorganization represent the performance of the Acquired Fund (See Note 10 in Notes to Financial Statements).

Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
At a meeting of the Board held on May 21, 2021, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and operated adequately and effectively to manage each Fund’s liquidity risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report further noted that no material changes have been made to the Program during the period covered by the report. In August of 2021, the Committee determined to classify the Global X MSCI Nigeria ETF (NGE) as an In-kind ETF for purposes of the Program.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Supplemental Information (unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, years of birth, positions with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in Trust overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.
Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[1]
Charles A. Baker 605 Third Avenue, 43rd Floor New York, NY 10158 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	97[2]	Trustee of OSI ETF Trust (since 2016).
Susan M. Ciccarone 605 Third Avenue, 43rd Floor New York, NY 10158 (1973)	Trustee (since 9/30/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer).	97[2]	Chairman, Payment Alliance International, Inc. (since 2019); Director, Casa Holdco LP, parent of Celink (since 2018).
Clifford J. Weber 605 Third Avenue, 43rd Floor New York, NY 10158 (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015).	97[2]
Chairman (since 2017) and Trustee (since 2015) of Clough Funds Trust; Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Chairman and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Trustee of Clough Global Opportunities Fund (since 2017).

Trustees and Officers of the Trust (unaudited)

The Trust’s SAI includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2021.
Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Luis Berruga 605 Third Avenue, 43rd Floor New York, NY 10158 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014).	97[2]	None.
John Belanger 605 Third Avenue, 43rd Floor New York, NY 10158 (1982)	Chief Operating Officer and Chief Financial Officer (since 12/2020)
Chief Operating Officer and Head of Portfolio Management & Portfolio Administration, GXMC (since 12/2020); Portfolio Manager (since 12/2020); Secretary of the Trust (3/2020-9/2020); Head of Product Management, GXMC (since 1/2020); Consultant to GXMC (9/2018-12/2019); Chief Operating Officer, Rex Shares, LLC (2014-2018)
			N/A	N/A.
Susan Lively 605 Third Avenue, 43rd Floor New York, NY 10158 (1981)	Secretary (since 9/2020)	General Counsel, GXMC (since 9/2020); Senior Corporate Counsel at Franklin Templeton (previously, Managing Director and Associate General Counsel at Legg Mason & Co., LLC) (2014-2020).	N/A	N/A.
Eric Griffith[3] One FreedomValley Drive Oaks, PA 19456 (1969)	Assistant Secretary (since 2/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018).	N/A	N/A.
Joe Costello 605 Third Avenue, 43rd Floor New York, NY 10158 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015).	N/A	N/A
Ronnie Riven 605 Third Avenue, 43rd Floor New York, NY 10158 (1984)	Treasurer and Principal Accounting Officer (since 12/2020)	Director of Finance, GXMC (since 2018); Director of Accounting and Finance at Barclays Center (2016-2018); Manager of External Reporting at National Grid (2013-2015)	N/A	N/A

Trustees and Officers of the Trust (unaudited)

Name, Address(Year of Birth)	Position(s) Heldwith Funds	Principal Occupation(s) Duringthe Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Heldby Trustees
Interested Trustee / Officers[1]
Eric Olsen[3] One Freedom Valley Drive Oaks, PA 19456 (1970)	Assistant Treasurer (since 5/2021 )	Director of Accounting, SEI Investment Manager Services (March 2021 to present); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013-2021)	N/A	N/A

[1]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
[2]	As of October 31, 2021, the Trust had ninety-seven investment portfolios, eighty-eight of which were operational.
[3]	This officer of the Trust also serves as an officer of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2021  tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2021  tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2021, the Funds have designated the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X MSCI China Energy ETF	0.00%	0.00%	100.00%	100.00%	0.00%	97.47%
Global X MSCI China Materials ETF	0.00%	0.00%	100.00%	100.00%	0.00%	91.59%
Global X MSCI China Industrials ETF	0.00%	0.00%	100.00%	100.00%	0.00%	61.15%
Global X MSCI China Consumer Discretionary ETF	0.00%	0.00%	100.00%	100.00%	3.39%	100.00%
Global X MSCI China Consumer Staples ETF	0.00%	0.00%	100.00%	100.00%	0.00%	56.92%
Global X MSCI China Health Care ETF	0.00%	0.00%	100.00%	100.00%	0.00%	100.00%
Global X MSCI China Financials ETF	0.00%	0.00%	100.00%	100.00%	0.00%	100.00%
Global X MSCI China Information Technology ETF	0.00%	4.26%	95.74%	100.00%	0.00%	37.96%
Global X MSCI China Communication Services ETF	15.16%	0.00%	84.84%	100.00%	12.57%	50.58%
Global X MSCI China Utilities ETF	0.00%	0.00%	100.00%	100.00%	0.00%	38.42%
Global X MSCI China Real Estate ETF	0.00%	0.00%	100.00%	100.00%	0.00%	23.64%
Global X MSCI Greece ETF	0.00%	0.00%	100.00%	100.00%	0.00%	87.69%
Global X DAX Germany ETF	0.00%	0.00%	100.00%	100.00%	0.00%	27.41%
Global X MSCI Portugal ETF	0.00%	0.00%	100.00%	100.00%	0.00%	100.00%
Global X MSCI Colombia ETF	0.00%	0.00%	100.00%	100.00%	0.00%	32.15%
Global X MSCI Argentina ETF	0.00%	0.00%	100.00%	100.00%	0.00%	27.88%
Global X MSCI Pakistan ETF	0.00%	0.00%	100.00%	100.00%	0.00%	100.00%
Global X MSCI Nigeria ETF	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X MSCI Next Emerging & Frontier ETF	0.00%	0.00%	100.00%	100.00%	0.00%	58.12%
Global X MSCI Norway ETF	0.00%	0.00%	100.00%	100.00%	0.00%	47.49%
Global X FTSE Southeast Asia ETF	0.00%	0.00%	100.00%	100.00%	0.00%	33.93%

Notice to Shareholders (unaudited)

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends (5)	Foreign Tax Credit
Global X MSCI China Energy ETF	0.00%	0.01%	0.00%	20.45%
Global X MSCI China Materials ETF	0.00%	0.02%	0.00%	9.40%
Global X MSCI China Industrials ETF	0.00%	0.00%	0.00%	0.00%
Global X MSCI China Consumer Discretionary ETF	0.00%	0.05%	0.00%	0.00%
Global X MSCI China Consumer Staples ETF	0.00%	0.00%	100.00%	6.94%
Global X MSCI China Health Care ETFF	0.00%	0.00%	0.00%	0.00%
Global X MSCI China Financials ETF	0.00%	0.02%	0.00%	13.43%
Global X MSCI China Information Technology ETF	0.00%	0.00%	100.00%	0.00%
Global X MSCI China Communication Services ETF	0.00%	0.05%	0.00%	0.00%
Global X MSCI China Utilities ETF	0.00%	0.00%	0.00%	4.63%
Global X MSCI China Real Estate ETF	0.00%	0.00%	0.00%	0.00%
Global X MSCI Greece ETF	0.00%	0.04%	0.00%	4.84%
Global X DAX Germany ETF	0.00%	0.00%	0.00%	9.77%
Global X MSCI Portugal ETF	0.00%	0.01%	0.00%	15.81%
Global X MSCI Colombia ETF	0.00%	0.02%	0.00%	9.00%
Global X MSCI Argentina ETF	0.00%	0.00%	0.00%	0.00%
Global X MSCI Pakistan ETF	0.00%	0.01%	0.00%	20.58%
Global X MSCI Nigeria ETF	0.00%	0.00%	0.00%	9.16%
Global X MSCI Next Emerging & Frontier ETF	0.00%	0.01%	0.00%	11.47%
Global X MSCI Norway ETF	0.00%	0.00%	0.00%	21.33%
Global X FTSE Southeast Asia ETF	0.00%	0.01%	0.00%	8.23%

Notice to Shareholders (unaudited)

(3)
“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government Obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)
The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)
The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2021, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X MSCI China Energy ETF	$150,294	$15,682
Global X MSCI China Materials ETF	90,572	8,903
Global X MSCI China Consumer Staples ETF	179,683	12,358
Global X MSCI China Financials ETF	2,617,106	290,048
Global X MSCI China Utilities ETF	73,057	3,068
Global X MSCI Greece ETF	3,085,464	172,963
Global X DAX Germany ETF	844,241	115,075
Global X MSCI Portugal ETF	569,123	95,745
Global X MSCI Colombia ETF	1,029,840	122,693
Global X MSCI Pakistan ETF	2,516,552	405,160
Global X MSCI Nigeria ETF	2,385,339	229,356
Global X MSCI Next Emerging & Frontier ETF	497,618	58,113
Global X MSCI Norway ETF	1,774,422	427,649
Global X FTSE Southeast Asia ETF	1,451,173	56,504

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2021. Complete information will be computed and reported in conjunction with your 2021 Form 1099-DIV.

Notes

Notes

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
 Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a prospectus for the funds described.

GLX-AR-002-1100

Item 2.    Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.      Audit Committee Financial Expert.

(a)(1)  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)  The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.      Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$929,467	$0	$0	$1,056,304	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$334,184	$0	$0	$330,942	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2021	2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $334,184 and $330,942, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.      Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.

Item 6.      Investments.

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.     Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.     Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  January 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Luis Berruga
Luis Berruga
President

Date: January 6, 2022

By (Signature and Title)
/s/ John Belanger
John Belanger
Chief Financial Officer

Date:  January 6, 2022